               S E M I - A N N U A L  R E P O R T

                          JUNE 30, 1997



                           [PICTURE]

               THE ENTERPRISE GROUP OF FUNDS, INC.

                 THE ENTERPRISE GROUP OF FUNDS, INC.





                     Enterprise Growth Portfolio

                     Enterprise Equity Portfolio

                 Enterprise Equity Income Portfolio

             Enterprise Capital Appreciation Portfolio

              Enterprise Small Company Value Portfolio

              Enterprise International Growth Portfolio

             Enterprise Government Securities Portfolio

                 Enterprise High-Yield Bond Portfolio

                Enterprise Tax-Exempt Income Portfolio

                     Enterprise Managed Portfolio

                  Enterprise Money Market Portfolio

                               TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                       -----------
The Enterprise Growth Portfolio
  Manager's Comments.................................................................................           4
  Portfolio of Investments...........................................................................           6
The Enterprise Equity Portfolio
  Manager's Comments.................................................................................           7
  Portfolio of Investments...........................................................................           9
The Enterprise Equity Income Portfolio
  Manager's Comments.................................................................................          10
  Portfolio of Investments...........................................................................          12
The Enterprise Capital Appreciation Portfolio
  Manager's Comments.................................................................................          15
  Portfolio of Investments...........................................................................          17
The Enterprise Small Company Value Portfolio
  Manager's Comments.................................................................................          19
  Portfolio of Investments...........................................................................          21
The Enterprise International Growth Portfolio
  Manager's Comments.................................................................................          23
  Portfolio of Investments...........................................................................          25
The Enterprise Government Securities Portfolio
  Manager's Comments.................................................................................          30
  Portfolio of Investments...........................................................................          32
The Enterprise High-Yield Bond Portfolio
  Manager's Comments.................................................................................          33
  Portfolio of Investments...........................................................................          34
The Enterprise Tax-Exempt Income Portfolio
  Manager's Comments.................................................................................          38
  Portfolio of Investments...........................................................................          40
The Enterprise Managed Portfolio
  Manager's Comments.................................................................................          43
  Portfolio of Investments...........................................................................          45
The Enterprise Money Market Portfolio
  Manager's Comments.................................................................................          47
  Portfolio of Investments...........................................................................          48
Statement of Assets and Liabilities..................................................................          50
Statement of Operations..............................................................................          52
Statement of Changes in Net Assets...................................................................          54
Financial Highlights.................................................................................          58
Notes to Financial Statements........................................................................          80

Returns in this report are historical and do not guarantee future performance of any fund. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their cost.

                [LOGO]

--------------------------------------------------------------------------------

MESSAGE FROM THE CHAIRMAN

Dear Fellow Shareholder:

    Just like most of this decade, 1997, so far, has been another good year for investors, particularly those in U.S. stock mutual funds. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund through June 30th has gained 12.99%. On the fixed income side, bond funds saw renewed interest from investors searching for diversification and shelter amidst the stock market advance. Lipper reported that the average taxable bond fund returned 3.16% for the first six months of the year--surpassing the 0.97% CPI level of inflation.(1)

FIRST HALF REVIEW

    Stocks surged in the first half of 1997 as investors relied on the continuance of strong earnings gains coupled with a scenario of modest economic growth. The advance was interrupted as investors, in anticipation of the 0.25% Federal Reserve rate hike on March 25, sent markets lower in mid-March through the first half of April. In May and June, U.S. stocks and bonds performed well as most economic indicators continued to point to non-inflationary growth, thus permitting the Federal Reserve to leave interest rates unchanged.(2)

    For the first six months, stocks as measured by the S&P 500 Composite Index rose 20.61%, representing 10 quarters in a row that equities have risen.(3) Not all stocks were treated equally as small stocks (Russell 2000: +10.21%) continued to lag larger equities. Liquidity, global markets and predictability of earnings in an uncertain economic environment favored the largest companies.

    European markets appear to have adopted a more sanguine view towards monetary union, despite the difficulties of both France and Germany in meeting the critical criteria. While there is still uncertainty about both the timetable and final participants in monetary union, there is a growing sentiment that this union may take place on time and may be a broader union encompassing both Spain and Italy. There have also been some recent signs of a domestic rebound in Japan. Nonetheless, the bankruptcies of individual companies within several sectors have provided sharp reminders that the recovery of Japan's economy may not be as widespread as investors believe.

    In the fixed income markets, intermediate rallies could not stop bonds from moving irregularly lower in the first quarter. Yields rose to levels not seen since September, 1996 when the 30 year U.S. Treasury surpassed 7.0% in late March. Signs of economic slowing in the second quarter allowed the Federal Reserve to avoid further tightening and fixed income markets to rally.

NEW ADDITIONS TO ENTERPRISE FUND FAMILY

    Enterprise continues efforts to provide its shareholders with access to investment managers and styles we believe best suited to help them reach their investment objectives. On May 1, Enterprise introduced the Enterprise Equity Portfolio, a large cap value investment style. The sub-adviser to this Portfolio is OpCap Advisors, a subsidiary of Oppenheimer Capital.

    Enterprise is also pleased to announce that two new portfolios, the Enterprise Growth and Income Portfolio and the Enterprise Small Company Growth Portfolio, were available for our shareholders effective July 17. Both funds were acquired from Retirement System Investors Inc., which has served as investment adviser to the funds since their inception in May 1991. The new Enterprise Growth and Income Portfolio offers investors a blend of large

------------
(1) CPI is the Consumer Price Index which measures average changes in prices of goods and services usually bought by urban wage earners and clerical workers.
(2) THE WALL STREET JOURNAL (5/21/97)
(3) Evaluation Associates, Inc.

2                     THE ENTERPRISE GROUP OF FUNDS, INC.

cap value and large cap growth investment styles. It is managed by Retirement System Investors Inc. For investors seeking access to small cap "growth" stocks, the new Enterprise Small Company Growth Portfolio gives investors entry to this segment of the equity market. This Portfolio is managed by Pilgrim Baxter & Associates while our small company "value" fund is managed by GAMCO Investors, Inc..

    While we are excited with the introduction of our new portfolios, we do not want to forget the success achieved by other members of the Enterprise family. During the first half of the year, the Enterprise Growth, Equity Income, Small Company Value and Government Securities Portfolios, in particular, all received favorable media recognition relative to their mutual fund peer groups.

LOOKING FORWARD

    Looking out over the remainder of 1997, we have some reservations about the ease with which investors have set aside the worries that dominated the markets in March and April. On one hand, we prefer to remain cautious of the Federal Reserve. On the other, optimism about the state of the economy makes one reluctant to reduce investment exposure. Past performance is, of course, no guarantee of future results. In this investment environment, investors must continue to demonstrate patience with fluctuations in the market in order to potentially enjoy "fundamental" market expansion.

    We continue to emphasize to our shareholders long-term investment planning over short-term trading to help achieve financial goals. No two financial goals, of course, are exactly alike. Each requires specific investment products tailored to the investor's asset allocation parameters and risk tolerance level. Enterprise provides investors with a wide selection of mutual funds to cover the complete spectrum of investment needs. It is particularly important to remember to diversify your investments. An almost certain way to court disaster is to place all your investment dollars in one basket. Allocating your investment portfolio across a wide variety of funds invested in stocks and bonds both in the U.S. and abroad may help insulate it from a downturn in any one market.

    The Enterprise Group of Funds provides a level of professional money management once reserved for only the largest institutional investors. Enterprise's different investment portfolios are managed by separate independent asset management firms, each a recognized specialist in its own area of investment expertise. Selected based upon industry reputation and investment track record, each firm is continuously monitored by Enterprise and a national consulting firm to ensure that high standards of performance and professionalism continue to be met. Significantly, these firms primarily manage multimillion dollar portfolios on behalf of corporations, nonprofit organizations, and government entities who are able to meet minimum investment requirements of up to $35 million. Collectively, these independent firms manage well over $250 billion in investment assets.

    Enterprise's distinctive management strategy provides individual investors the benefits of diversification amongst multiple asset management firms along with the conveniences of exchange privileges and consolidated statements -- all with a minimum investment of as little as $1,000 per portfolio. We encourage you to review the portfolio managers' comments in this semi-annual report. You will find insightful commentaries and a variety of investment strategies for 1997.

    Enterprise has worked diligently to create funds that invest in market sectors that offer our shareholders the potential for attractive performance in relation to their investment objectives. We are proud of our success to date and appreciate your confidence in The Enterprise Group of Funds as we continue our primary mission to add value to your investment portfolio by providing you with special access to some of the most accomplished investment firms in the industry.

Sincerely,

/s/ VICTOR UGOLYN

Victor Ugolyn
Chairman, President, and Chief Executive Officer

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      3

THE ENTERPRISE GROWTH PORTFOLIO

MONTAG & CALDWELL, INC.
Atlanta, Georgia

INVESTMENT MANAGEMENT

Montag & Caldwell has served as investment adviser to the Growth Portfolio since 1967. Montag currently manages approximately $12 billion for institutional clients. Montag's normal investment minimum is $20 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Growth Portfolio is to seek appreciation of capital primarily through investments in common stocks.

INVESTMENT PHILOSOPHY

Our equity selection process is a low risk, growth stock approach. Valuation is our key selection criterion which makes our investment style risk averse. We also emphasize growth characteristics because we are seeking not only companies with shares that are attractively priced but also those which should experience strong earnings growth relative to other companies.

FIRST HALF 1997 PERFORMANCE REVIEW

Entering 1997, we had expected the stock market to be more volatile this year but to produce a positive return even after the strong gains in 1995 and 1996. We still have this view, since we believe inflation will remain low and well-controlled. In our opinion, there has been a sea change in the inflation outlook. Vigilant monetary and fiscal policies, global competitive forces and reduced trade barriers, deregulation of markets and technological advances are all contributing to low and well-controlled inflation throughout the world. As economic growth moderates, continued low rates of inflation may eventually lead to steady to lower bond yields. This may, of course, support and enhance stock market valuations. Continued moderate rates of inflation will also mean a better environment for corporate profit growth in 1997 and 1998.

The first quarter saw weakness in communication issues and profit taking in various other holdings which resulted in the Enterprise Growth Portfolio consolidating its recent strong gains. With economic growth moderating, the rate of inflation being lower than expected, corporate profits growing at a healthy rate and interest rates remaining steady to lower, the stock market staged an explosive rally during the second quarter of the year. During this period, the Portfolio benefited from the strength in its consumer, healthcare and technology holdings. While a consolidation of these gains or a pullback in share prices may be expected, the fundamentals suggest further but more moderate gains may occur in the year ahead.

FUTURE INVESTMENT STRATEGY

While current stock market valuations are consistent with periods of low inflation, valuation measures are high and continued low inflation is needed to maintain and support them. Based on our inflation outlook, we expect this will be the case. However, with valuations full and corporate profit growth likely to be moderate in the year ahead, stock market gains may also be more subdued, though respectable.

4                     THE ENTERPRISE GROUP OF FUNDS, INC.

The outlook for high quality growth companies continues to be good. As corporate profit growth moderates and inflation remains low and well controlled, these companies' above average earnings growth rates may become increasingly attractive. Their valuations relative to the overall market may expand from the levels experienced when inflation was higher. Specifically, we continue to favor the shares of multinational growth companies that may benefit from the expansion of the global marketplace.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      5

GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 95.46%                                AMOUNT         VALUE
-------------------------------------------------------------------------------
BUSINESS SERVICES -- 4.06%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc................       140,000   $  8,583,750
Manpower Inc......................................       200,000      8,900,000
                                                                   ------------
                                                                     17,483,750
COMPUTER HARDWARE -- 16.01%
-------------------------------------------------------------------------------
3Com Corporation (a)..............................       294,000     13,230,000
Adaptec Inc. (a)..................................       260,000      9,035,000
Cisco Systems Inc. (a)............................       260,000     17,452,500
Compaq Computer Corporation (a)...................       130,000     12,902,500
Seagate Technology (a)............................       465,600     16,383,300
                                                                   ------------
                                                                     69,003,300
COMPUTER SERVICES -- 6.66%
-------------------------------------------------------------------------------
Electronic Data Systems Corporation...............       243,400      9,979,400
First Data Corporation............................       190,000      8,348,125
Solectron Corporation (a).........................       148,000     10,360,000
                                                                   ------------
                                                                     28,687,525
COMPUTER SOFTWARE -- 8.72%
-------------------------------------------------------------------------------
Electronic Arts (a)...............................       280,000      9,415,000
Microsoft Corporation (a).........................       124,000     15,670,500
Oracle System Corporation (a).....................       248,000     12,493,000
                                                                   ------------
                                                                     37,578,500
CONSUMER DURABLES -- 2.00%
-------------------------------------------------------------------------------
Harley Davidson Inc...............................       180,000      8,628,750
CONSUMER NON-DURABLES -- 8.02%
-------------------------------------------------------------------------------
Gillette Company..................................       180,000     17,055,000
Procter & Gamble Company..........................       124,000     17,515,000
                                                                   ------------
                                                                     34,570,000
ENTERTAINMENT & LEISURE -- 2.98%
-------------------------------------------------------------------------------
Walt Disney Company...............................       160,000     12,840,000
FINANCE -- 4.79%
-------------------------------------------------------------------------------
American Express Company..........................       160,000     11,920,000
Federal National Mortgage Association.............       200,000      8,725,000
                                                                   ------------
                                                                     20,645,000
FOOD & BEVERAGES & TOBACCO -- 5.67%
-------------------------------------------------------------------------------
Coca-Cola Company.................................       220,000     14,850,000
Pioneer Hi Bred International Inc.................       120,000      9,600,000
                                                                   ------------
                                                                     24,450,000

                                                       NUMBER
                                                     OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT         VALUE
-------------------------------------------------------------------------------
HEALTH CARE -- 3.20%
-------------------------------------------------------------------------------
Medtronic Inc.....................................       170,000   $ 13,770,000
HOTELS & RESTAURANTS -- 3.56%
-------------------------------------------------------------------------------
Cracker Barrel Old Country Store..................       170,000      4,505,000
Marriott International Inc........................       176,800     10,851,100
                                                                   ------------
                                                                     15,356,100
PHARMACEUTICALS -- 16.59%
-------------------------------------------------------------------------------
Bristol Myers Squibb Company......................       160,600     13,008,600
Johnson & Johnson.................................       270,000     17,381,250
Lilly Eli & Company...............................       125,000     13,664,063
Merck & Company Inc...............................       136,000     14,076,000
Pfizer Inc........................................       112,000     13,384,000
                                                                   ------------
                                                                     71,513,913
RETAIL -- 7.42%
-------------------------------------------------------------------------------
Cuc International Inc. (a)........................       400,000     10,325,000
Gap Inc...........................................       220,000      8,552,500
Home Depot Inc....................................       190,000     13,098,125
                                                                   ------------
                                                                     31,975,625
TECHNOLOGY -- 3.95%
-------------------------------------------------------------------------------
Intel Corporation.................................       120,000     17,017,500
TELECOMMUNICATIONS -- 1.83%
-------------------------------------------------------------------------------
Ericsson L M Tel Company (ADR)....................       200,000      7,875,000
TOTAL COMMON STOCKS
(IDENTIFIED COST $273,497,257)..................................    411,394,963
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.45%
-------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
5.00% due 07/01/97
Collateral: U.S. Treasury Note $14,815,000, 5.875%
due 1/31/99 Value $15,152,501.....................   $14,855,000     14,855,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $14,855,000)...................................     14,855,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $288,352,257)..................................   $426,249,963
OTHER ASSETS LESS LIABILITIES -- 1.09%..........................      4,715,796
                                                                   ------------
NET ASSETS -- 100%..............................................   $430,965,759
-------------------------------------------------------------------------------

(a) Non-income Producing
ADR American Depository Receipts

See notes to financial statements.

6                     THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE EQUITY PORTFOLIO

OPCAP ADVISORS
New York, New York

INVESTMENT MANAGEMENT

OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became investment adviser to this new Enterprise fund on May 1, 1997. Oppenheimer Capital currently manages approximately $57 billion for institutional clients. OpCap's normal investment minimum is $10 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Equity Portfolio is long term capital appreciation primarily from investments in securities of companies that are believed by the portfolio manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

INVESTMENT PHILOSOPHY

Our investment process uses a fundamental, bottom-up process of value investing. The security selection process focuses on well positioned companies which have high returns on assets and free cash flow, strong barriers to competition, managements oriented to shareholder interests and sell at reasonable valuation levels. A complete qualitative review of the business relative to its peers and its history is the key to the process. We seek securities whose undervaluation is great enough to provide significant upside reward with modest downside risk.

FIRST HALF 1997 PERFORMANCE REVIEW

Starting on May 1, a diverse group of large capitalization and mid capitalization stocks were acquired by the Equity Portfolio. Many of the companies owned by the Portfolio are in seemingly mundane businesses, yet their leadership positions permit them to earn high and improving returns on capital. Caterpillar, Inc. (earth moving equipment and diesel engines) is a low cost, high quality producer worldwide and its service network represents a formidable barrier to entry by competitors. Dover Corporation (diversified industrial products) enjoys a return on invested capital of nearly 30% in its eclectic portfolio of companies with leading market shares in niche businesses. In each of these companies, management has focused on maximizing cash flow returns on capital and using that cash flow to create wealth for shareholders, such as by investing in high return business opportunities or repurchasing shares.

We maintained a relatively defensive investment posture throughout the quarter. Investments were allocated 81% to common stocks and 19% to cash and cash equivalents at June 30, 1997. The Portfolio's above average cash position is a buffer against market volatility and more importantly, provides a resource to purchase quality stocks opportunistically as they become available at attractive prices.

FUTURE INVESTMENT STRATEGY

We continue to invest in businesses that are worth inherently more, in our judgment, than their asking prices. We hope to preserve the Portfolio's capital in all market conditions, including market corrections, because we have maintained our value price discipline and because the businesses in which we invest tend to generate excess cash, which becomes more valuable in difficult markets.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      7

Even when we identify a business that meets our criteria, including high sustainable returns on capital, we are very conscious about not paying too much for the company's stock. Buying stocks at reasonable valuations is very important to us, since the price we pay should be low enough to offer both significant opportunity for investment profit and meaningful protection against a severe price decline. We believe our focus on value and long term perspective are a tremendous advantage in a stock market which is driven by transitory considerations.

In general, we find the stock market to be fully valued at this time. However, we are not market timers and do not have an opinion as to whether the market will be higher or lower a month from now than it is today. We buy individual stocks, not the market. Using our above average cash reserves, we will be opportunistic in buying stocks we like when we can get them at favorable prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

8                     THE ENTERPRISE GROUP OF FUNDS, INC.

EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 86.34%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
AEROSPACE -- 3.57%
---------------------------------------------------------------------------------
Lockheed Martin Corporation.......................           700    $      72,494
BANKING -- 9.16%
---------------------------------------------------------------------------------
BankBoston Corporation............................         1,000           72,063
Citicorp..........................................           500           60,281
Wells Fargo & Company.............................           200           53,900
                                                                    -------------
                                                                          186,244
CHEMICALS -- 2.47%
---------------------------------------------------------------------------------
Du Pont (E. I.) De Nemours & Company..............           800           50,300

COMPUTER SERVICES -- 3.03%
---------------------------------------------------------------------------------
Gateway 2000 Inc..................................         1,900           61,631

COMPUTER SOFTWARE -- 2.74%
---------------------------------------------------------------------------------
Computer Associates International Inc.............         1,000           55,688

CONGLOMERATES -- 5.51%
---------------------------------------------------------------------------------
General Electric Company..........................           800           52,300
Textron Inc.......................................           900           59,737
                                                                    -------------
                                                                          112,037
CONSUMER DURABLES -- 2.71%
---------------------------------------------------------------------------------
Snap-On Inc.......................................         1,400           55,125

CONSUMER PRODUCTS -- 2.50%
---------------------------------------------------------------------------------
Mattel Inc........................................         1,500           50,813
DRUGS & MEDICAL PRODUCTS -- 3.49%
---------------------------------------------------------------------------------
Becton, Dickinson & Company.......................         1,400           70,875

ELECTRICAL EQUIPMENT -- 2.69%
---------------------------------------------------------------------------------
Oak Industries Inc................................         1,900           54,625

HEALTH CARE -- 3.78%
---------------------------------------------------------------------------------
Tenet Healthcare Corporation (a)..................         2,600           76,862
INSURANCE -- 16.06%
---------------------------------------------------------------------------------
American International Group Inc..................           300           44,813
Everest Reinsurance Holdings......................         1,400           55,475
General Re Corporation............................           500           91,000
Mid Ocean Ltd.....................................         1,200           62,925
Renaissance Holdings Ltd..........................         1,900           72,437
                                                                    -------------
                                                                          326,650

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

MACHINERY -- 7.02%
---------------------------------------------------------------------------------
Caterpillar, Inc..................................           700    $      75,162
Dover Corporation.................................         1,100           67,650
                                                                    -------------
                                                                          142,812

MISC. FINANCIAL SERVICES -- 4.84%
---------------------------------------------------------------------------------
Countrywide Credit Industries Inc.................         1,500           46,781
Federal Home Loan Mortgage Corporation............         1,500           51,563
                                                                    -------------
                                                                           98,344

PUBLISHING -- 2.16%
---------------------------------------------------------------------------------
Donnelley R R & Sons Company......................         1,200           43,950

RESTAURANTS -- 3.09%
---------------------------------------------------------------------------------
McDonalds Corporation.............................         1,300           62,806

RETAIL -- 3.02%
---------------------------------------------------------------------------------
May Department Stores Company.....................         1,300           61,425

TELECOMMUNICATIONS -- 3.36%
---------------------------------------------------------------------------------
Sprint Corporation................................         1,300           68,413

TRANSPORTATION -- 5.14%
---------------------------------------------------------------------------------
AMR Corporation (a)...............................           700           64,750
Canadian Pacific Limited..........................         1,400           39,812
                                                                    -------------
                                                                          104,562
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,629,994).....................................       1,755,656
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 19.67%
---------------------------------------------------------------------------------
State Street Bank & Trust
Repurchase Agreement, 2.00% due
07/01/97
Collateral: U.S. Treasury
Note $410,000, 5.75% due 12/31/98
Value $408,912....................................  $    400,000          400,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $400,000).......................................         400,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $2,029,994).....................................   $   2,155,656
OTHER ASSETS LESS LIABILITIES -- (6.01)%.........................        (122,199)
                                                                    -------------
NET ASSETS -- 100%...............................................   $   2,033,457
---------------------------------------------------------------------------------

(a) Non-income Producing

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                      9

THE ENTERPRISE EQUITY INCOME PORTFOLIO

1740 ADVISERS, INC.
New York, New York

INVESTMENT MANAGEMENT

1740 Advisers has been an investment adviser to the Enterprise Equity Income Portfolio since its inception. 1740 Advisers currently manages over $1 billion for institutional clients. 1740 Advisers' normal investment minimum is $20 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Equity Income Portfolio is to seek a combination of growth and income to achieve an above average and consistent total return, primarily from investments in dividend-paying common stocks.

INVESTMENT PHILOSOPHY

Above average returns can be achieved by buying undervalued, out of favored stocks and selling them after the market has recognized and corrected their under valuation. Dividend yield relative to the S&P 500 is the measure of the value used in this strategy. It provides a disciplined approach to buy and sell decisions, potentially enhanced stability in the portfolio and may lower overall market risk.

FIRST HALF 1997 PERFORMANCE REVIEW

After a weak first quarter, the stock market moved up sharply in the second quarter, setting new highs in the popular averages but also improving breadth. The economic news was very favorable, creating a return to the "Goldilocks" economy -- not too fast and not too slow. Inflation news was positive with both the producer and consumer indices showing a flat trend. Interest rates drifted lower, mutual fund inflows continued and stock prices exploded to the upside.

In the first quarter, the Enterprise Equity Income Portfolio was helped by solid performance from financial, healthcare, energy and cyclical stocks. However, the market began to sell off late in the quarter in anticipation of higher interest rates and weaker earnings. In the second quarter, the Portfolio was helped by good performance from the financial, healthcare and capital goods stocks. The Portfolio's underweight in technology, which helped returns in the first quarter, hurt in the second as technology roared back.

FUTURE INVESTMENT STRATEGY

Looking to the second half, with the expectation of slower growth, it seems that earnings gains may be more difficult to achieve. Reduced consumer spending, lack of pricing power, lower revenues and the fact that most of the easy cost cutting has already taken place may limit earnings. This same set of circumstances may also produce lower interest rates, aiding valuations, but making stock selection more important in a tougher earnings environment. After a very strong first half, a somewhat defensive posture seems warranted.

The strategy for the second half is to increase the emphasis on defensive sectors and those where earnings look potentially more assured and on names which have not been fully exploited in the market's rise. Defensive sectors which are being emphasized are the telephones, some international oils and diversified natural gas companies. Some areas which may have relatively more stable earnings include healthcare and financial services. The final area of

10                    THE ENTERPRISE GROUP OF FUNDS, INC.

emphasis, sectors and companies which may not be overextended and overexploited, mainly fall in the economy sensitive areas. These include capital goods such as machinery and diversified manufacturing as well as basic materials, including forest products, paper and metals. This strategy recognizes that the market has been going up for a long time, valuations of the market may be high and that expectations for market favorites may be even higher. The risks have increased and some defensiveness is in order.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     11

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 91.26%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
AEROSPACE -- 3.14%
---------------------------------------------------------------------------------
Northrop Grumman Corporation......................         10,000   $     878,125
Timken Company....................................         30,000       1,066,875
United Technologies Corporation...................         14,000       1,162,000
                                                                    -------------
                                                                        3,107,000
AUTOMOTIVE -- 2.19%
---------------------------------------------------------------------------------
Eaton Corporation.................................         12,000       1,047,750
Ford Motor Company Delaware.......................         15,000         566,250
General Motors Corporation........................         10,000         556,875
                                                                    -------------
                                                                        2,170,875
BANKING -- 4.43%
---------------------------------------------------------------------------------
Bankers Trust New York Corporation................          7,000         609,000
Chase Manhattan Corporation.......................         10,000         970,625
First Union Corporation...........................         12,000       1,110,000
NationsBank Corporation...........................         18,000       1,161,000
Wells Fargo & Company.............................          2,000         539,000
                                                                    -------------
                                                                        4,389,625
BUILDING & CONSTRUCTION -- 0.00%
---------------------------------------------------------------------------------
Morrison Knudsen Corporation (Wts)(a).............            309           1,931
CAPITAL GOODS & SERVICES -- 9.71%
---------------------------------------------------------------------------------
Cooper Industries Inc.............................         20,000         995,000
Deere & Company...................................         20,000       1,097,500
General Electric Company..........................         45,000       2,941,875
General Signal Corporation........................         20,000         872,500
Harsco Corporation................................         20,000         810,000
Textron Inc.......................................         20,000       1,327,500
Xerox Corporation.................................         20,000       1,577,500
                                                                    -------------
                                                                        9,621,875
CHEMICALS -- 3.38%
---------------------------------------------------------------------------------
Du Pont (E. I.) De Nemours & Company..............         24,000       1,509,000
Monsanto Company..................................         20,000         861,250
Olin Corporation..................................         25,000         976,562
                                                                    -------------
                                                                        3,346,812
CONSUMER DURABLES -- 2.35%
---------------------------------------------------------------------------------
Dana Corporation..................................         25,000         950,000
Emerson Electric Company..........................         25,000       1,376,563
                                                                    -------------
                                                                        2,326,563
CONSUMER NON-DURABLES -- 1.91%
---------------------------------------------------------------------------------
Avon Products Inc.................................         16,000       1,129,000

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Eastman Kodak Company.............................         10,000   $     767,500
                                                                    -------------
                                                                        1,896,500
CONSUMER PRODUCTS -- 1.32%
---------------------------------------------------------------------------------
Colgate Palmolive Company.........................         20,000       1,305,000
CRUDE & PETROLEUM -- 0.06%
---------------------------------------------------------------------------------
MCN Energy Group Inc..............................          2,000          61,250
ELECTRONICS -- 1.26%
---------------------------------------------------------------------------------
Amp Inc...........................................         30,000       1,252,500
ENERGY -- 12.94%
---------------------------------------------------------------------------------
Amoco Corporation.................................         10,000         869,375
Atlantic Richfield Company........................         10,000         705,000
British Petroleum PLC (ADR).......................         12,000         898,500
Chevron Corporation...............................         12,000         887,250
Consolidated Natural Gas
Company...........................................         12,000         645,750
Dresser Industries Inc............................         30,000       1,117,500
El Paso Natural Gas Company.......................         15,000         825,000
Exxon Corporation.................................         20,000       1,230,000
Mobil Corporation.................................         14,000         978,250
Questar Corporation...............................         16,000         646,000
Royal Dutch Petroleum Company.....................          5,000       1,068,125
Sonat Inc.........................................         15,000         768,750
Texaco Inc........................................         10,000       1,087,500
Williams Companies Inc............................         25,000       1,093,750
                                                                    -------------
                                                                       12,820,750
FINANCE -- 6.72%
---------------------------------------------------------------------------------
American Express Company..........................         15,000       1,117,500
Bank Of New York Company Inc......................         20,000         870,000
BankAmerica Corporation...........................         18,000       1,162,125
Federal National Mortgage Association.............         20,000         872,500
Great Western Financial Corporation...............         25,000       1,343,750
H F Ahmanson & Company............................         30,000       1,290,000
                                                                    -------------
                                                                        6,655,875
FOOD & BEVERAGES & TOBACCO -- 1.79%
---------------------------------------------------------------------------------
Fortune Brands Inc................................         15,000         559,687
Gallaher Group P L C..............................         15,000         276,563
Philip Morris Companies Inc.......................         21,000         931,875
                                                                    -------------
                                                                        1,768,125
HOTELS & RESTAURANTS -- 0.56%
---------------------------------------------------------------------------------
Felcor Suite Hotels Inc...........................         15,000         558,750
INSURANCE -- 3.70%
---------------------------------------------------------------------------------

12                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Aetna Inc.........................................          7,000   $     716,625
Cigna Corporation.................................          6,000       1,065,000
Lincoln National Corporation......................         15,000         965,625
St Paul Companies Inc.............................         12,000         915,000
                                                                    -------------
                                                                        3,662,250
MACHINERY -- 1.05%
---------------------------------------------------------------------------------
Pitney Bowes Inc..................................         15,000       1,042,500
PAPER & FOREST PRODUCTS -- 2.02%
---------------------------------------------------------------------------------
Georgia Pacific Corporation.......................         12,000       1,024,500
International Paper Company.......................         20,000         971,250
                                                                    -------------
                                                                        1,995,750
PHARMACEUTICALS -- 9.00%
---------------------------------------------------------------------------------
American Home Products Corporation................         16,000       1,224,000
Baxter International Inc..........................         20,000       1,045,000
Bristol Myers Squibb Company......................         14,000       1,134,000
Lilly Eli & Company...............................         10,000       1,093,125
Merck & Company Inc...............................         10,000       1,035,000
Schering Plough Corporation.......................         14,000         670,250
Smithkline Beecham P L C (ADR)....................         12,000       1,099,500
Warner-Lambert Company............................         13,000       1,615,250
                                                                    -------------
                                                                        8,916,125
PUBLISHING -- 1.31%
---------------------------------------------------------------------------------
McGraw Hill Inc...................................         22,000       1,293,875
RAW MATERIALS -- 6.34%
---------------------------------------------------------------------------------
Carpenter Technology Corporation..................         15,000         686,250
Freeport McMoRan Copper & Gold Inc................         15,000         438,750
Minnesota Mining & Manufacturing Company..........         10,000       1,020,000
Phelps Dodge Corporation..........................         12,000       1,022,250
Reynolds Metals Company...........................         15,000       1,068,750
Union Camp Corporation............................         20,000       1,000,000
Weyerhaeuser Company..............................         20,000       1,040,000
                                                                    -------------
                                                                        6,276,000
REAL ESTATE -- 2.53%
---------------------------------------------------------------------------------
Bay Apartment Communities.........................         10,000         370,000
Crescent Operating Inc............................          1,500          18,000
Crescent Real Estate Equities.....................         15,000         476,250
Developers Diversified Realty.....................          7,000         280,000
Equity Residential Properties Trust...............          6,000         285,000
Health Care Property Investors Inc................          8,000         282,000
Irvine Apartment Communities Inc..................         15,000         442,500
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Public Storage Inc................................         12,000   $     351,000
                                                                    -------------
                                                                        2,504,750
TECHNOLOGY -- 3.17%
---------------------------------------------------------------------------------
Harris Corporation Delaware.......................         14,000       1,176,000
Honeywell Inc.....................................         12,000         910,500
Thomas & Betts Corporation........................         20,000       1,051,250
                                                                    -------------
                                                                        3,137,750
TELECOMMUNICATIONS -- 6.28%
---------------------------------------------------------------------------------
Ameritech Corporation.............................         15,000       1,019,062
Bell Atlantic Corporation.........................         15,000       1,138,125
BellSouth Corporation.............................         20,000         927,500
GTE Corporation...................................         16,000         702,000
NYNEX Corporation.................................          7,000         403,375
SBC Communications Inc............................         20,000       1,237,500
Sprint Corporation................................         15,000         789,375
                                                                    -------------
                                                                        6,216,937
TRANSPORTATION -- 2.08%
---------------------------------------------------------------------------------
Norfolk Southern Corporation......................         10,000       1,007,500
Union Pacific Corporation.........................         15,000       1,057,500
                                                                    -------------
                                                                        2,065,000
UTILITIES -- 2.02%
---------------------------------------------------------------------------------
American Electric Power Inc.......................         12,000         504,000
Carolina Power & Light Company....................         13,000         466,375
FPL Group Inc.....................................         10,000         460,625
U.S. West Communications Group....................         15,000         565,313
                                                                    -------------
                                                                        1,996,313
TOTAL COMMON STOCKS
(IDENTIFIED COST $58,961,406)....................................      90,390,681
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.03%
---------------------------------------------------------------------------------
Associates Corporation of North America, 5.53% due
07/11/97..........................................  $     900,000         898,617
Associates Corporation of North America, 5.61% due
07/24/97..........................................        300,000         298,925
Bell Atlantic Financial Services 5.52% due
07/16/97..........................................      1,680,000       1,676,136
CIT Group Holdings Inc. 5.53% due 07/28/97........        200,000         199,171
General Electric Capital Corporation, 5.52% due
07/25/97..........................................        600,000         597,792
General Motors Acceptance Corporation, 5.55% due
07/02/97..........................................        200,000         199,969
JHM Funding Inc. 5.60% due 08/12/97...............      1,000,000         993,467

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     13

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Sanwa Business Credit Corporation, 5.55% due
07/15/97..........................................  $     300,000   $     299,352
Sanwa Business Credit Corporation, 5.57% due
08/07/97..........................................      1,100,000       1,093,703
Sears Roebuck Acceptance Corporation, 5.56% due
07/08/97..........................................      1,000,000         998,919
Sears Roebuck Acceptance Corporation, 5.56% due
07/21/97..........................................        500,000         498,456
Ford Motor Credit Company 5.61% due 07/07/97......        200,000         199,813
                                                                    -------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $7,954,320).....................................       7,954,320
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 0.10%
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
2.00% due 07/01/97
Collateral: U.S. Treasury Note $105,000, 5.875%
due 10/31/98 Value $105,924.......................  $     100,000   $     100,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $100,000).......................................         100,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $67,015,726)....................................   $  98,445,001
OTHER ASSETS LESS LIABILITIES -- 0.61%...........................         604,631
                                                                    -------------
NET ASSETS -- 100%...............................................   $  99,049,632
---------------------------------------------------------------------------------

ADR American Depository Receipts
Wts Warrants
(a) Non-income producing

See notes to financial statements.

14                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE CAPITAL APPRECIATION PORTFOLIO

PROVIDENT INVESTMENT COUNSEL, INC.
Pasadena, California

INVESTMENT MANAGEMENT

Provident Investment Counsel has been the investment adviser to the Enterprise Capital Appreciation Portfolio since inception. Provident Investment Counsel currently manages approximately $19 billion for institutional clients. Provident's usual investment minimum is $5 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Capital Appreciation Portfolio is to seek maximum capital appreciation, primarily through investment in common stock of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.

INVESTMENT PHILOSOPHY

Our investment philosophy is based on the belief that, over time, the reason the price of a company's stock increases is because its earnings are increasing. Our investment strategy seeks to create a portfolio of companies that, in aggregate, is growing its earnings at a faster and more consistent rate than the overall market.

FIRST HALF 1997 PERFORMANCE REVIEW

Driven by predictable and sustainable earnings growth, the Enterprise Capital Appreciation Portfolio produced healthy gains during the first half of 1997. The returns were heavily influenced both by its growth characteristics and mid cap bias. While the Portfolio returns benefited from investors desire for shares of strong, consistent growth companies, it was also hindered by its orientation towards the middle capitalization sector of the market. In terms of performance, the mid cap segment of the market lagged both the large and small cap areas over the most recent three month period.

From a sector perspective, strong gains in the areas where the Portfolio had its greatest exposure contributed most to the Portfolio's overall returns. Healthcare, driven mainly by drug stocks like Pfizer and Elan, posted very strong results during the first half of 1997. Shares of select finance companies also outperformed, as the fundamental backdrop of low, stable interest rates provided a strong environment for interest sensitive issues.

In the technology sector, shares of selected electronic equipment producers, such as Tellabs and Lucent Technologies, contributed to portfolio gains as the market rewarded an improving pricing and profitability environment. Lastly, energy related issues, an area where we have increased our exposure, also provided healthy returns.

FUTURE INVESTMENT STRATEGY

Looking forward to the second half of 1997, we expect earnings growth and profitability to be the key issues for equity investors. Should overall earnings growth slow as consensus estimates forecast, investors may continue to demand high quality companies with both visible and sustainable earnings. It is an environment that is particularly conducive to growth stocks which can maintain solid revenue growth and strong profit margins. Furthermore, the Enterprise Capital Appreciation Portfolio is well positioned to benefit from the potential continued demand for

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     15
growth shares with its emphasis on high quality growth companies. Lastly, we will continue the Portfolio's migration toward the mid cap area of the market. As opportunities arise and valuation levels become increasingly attractive, we will selectively position the Portfolio to benefit from those mid cap companies where fundamentals have yet to be realized by the overall market in terms of stock price appreciation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

16                    THE ENTERPRISE GROUP OF FUNDS, INC.

CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 94.19%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
BUSINESS SERVICES -- 7.13%
---------------------------------------------------------------------------------
Computer Sciences Corporation (a).................         17,000   $   1,226,125
Cuc International Inc. (a)........................         29,100         751,144
Danka Business Systems (ADR)......................         16,800         686,700
First Data Corporation............................         90,000       3,954,375
Paychex Inc.......................................         49,500       1,881,000
                                                                    -------------
                                                                        8,499,344
CAPITAL GOODS & SERVICES -- 3.95%
---------------------------------------------------------------------------------
Tyco International Ltd (a)........................         67,600       4,702,425
COMPUTER SERVICES -- 2.71%
---------------------------------------------------------------------------------
HBO & Company.....................................         30,000       2,066,250
Sungard Data Systems Inc. (a).....................         25,000       1,162,500
                                                                    -------------
                                                                        3,228,750
COMPUTER SOFTWARE -- 3.35%
---------------------------------------------------------------------------------
Microsoft Corporation (a).........................         21,200       2,679,150
Sterling Commerce Inc. (a)........................         40,000       1,315,000
                                                                    -------------
                                                                        3,994,150
CONSUMER NON-DURABLES -- 2.16%
---------------------------------------------------------------------------------
Gillette Company..................................         27,200       2,577,200
CRUDE & PETROLEUM -- 1.23%
---------------------------------------------------------------------------------
Petroleum Geo Services (ADR) (a)..................         30,000       1,466,250
DRUGS & MEDICAL PRODUCTS -- 1.13%
---------------------------------------------------------------------------------
Boston Scientific Corporation (a).................         22,000       1,351,625
ENERGY -- 5.46%
---------------------------------------------------------------------------------
AES Corporation (a)...............................         40,000       2,830,000
Global Marine Inc. (a)............................        100,000       2,325,000
Tosco Corporation.................................         45,000       1,347,188
                                                                    -------------
                                                                        6,502,188
FINANCE -- 11.43%
---------------------------------------------------------------------------------
Associates First Capital Corporation (a)..........         44,900       2,491,950
Federal Home Loan Mortgage Corporation............         34,800       1,196,250
Federal National Mortgage Association.............         55,600       2,425,550
Green Tree Financial Corporation..................         30,000       1,068,750
MBNA Corporation..................................        138,112       5,058,352
State Street Corporation..........................         30,000       1,387,500
                                                                    -------------
                                                                       13,628,352
HEALTH CARE -- 16.24%
---------------------------------------------------------------------------------
Cardinal Health Inc...............................         47,400       2,713,650
Healthsouth Corporation (a).......................         90,600       2,259,337
Medtronic Inc.....................................         35,300   $   2,859,300

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Omnicare Inc......................................         58,000       1,819,750
Oxford Health Plans Inc. (a)......................         49,400       3,544,450
Pfizer Inc........................................         39,200       4,684,400
Tenet Healthcare Corporation (a)..................         50,000       1,478,125
                                                                    -------------
                                                                       19,359,012
HOTELS & RESTAURANTS -- 3.57%
---------------------------------------------------------------------------------
HFS Inc. (a)......................................         50,000       2,900,000
Promus Hotel Corporation (a)......................         35,000       1,356,250
                                                                    -------------
                                                                        4,256,250
INSURANCE -- 2.84%
---------------------------------------------------------------------------------
American International Group Inc..................          9,850       1,471,344
MGIC Investment Corporation.......................         40,000       1,917,500
                                                                    -------------
                                                                        3,388,844
MACHINERY -- 2.27%
---------------------------------------------------------------------------------
Culligan Water Technologies Inc. (a)..............         30,000       1,342,500
United States Filter Corporation (a)..............         50,000       1,362,500
                                                                    -------------
                                                                        2,705,000
MEDICAL SERVICES -- 2.34%
---------------------------------------------------------------------------------
Quintiles Transnational Corporation (a)...........         40,000       2,785,000
OIL SERVICES -- 4.72%
---------------------------------------------------------------------------------
Reading & Bates Corporation (a)...................         33,000         882,750
Santa Fe International Corporation (a)............         55,000       1,870,000
Schlumberger Ltd..................................         23,000       2,875,000
                                                                    -------------
                                                                        5,627,750
PHARMACEUTICALS -- 5.57%
---------------------------------------------------------------------------------
Elan PLC (ADR) (a)................................         40,000       1,810,000
Lilly Eli & Company...............................         30,000       3,279,375
McKesson Corporation..............................         20,000       1,550,000
                                                                    -------------
                                                                        6,639,375
RETAIL -- 9.44%
---------------------------------------------------------------------------------
Costco Companies Inc. (a).........................         65,000       2,136,875
CVS Corporation...................................         28,000       1,435,000
Dollar General Corporation........................         44,000       1,650,000
Family Dollar Stores Inc..........................         45,000       1,226,250
Kohls Corporation (a).............................         22,000       1,164,625
Polo Ralph Lauren Corporation (a).................         40,000       1,095,000
Safeway Inc. (a)..................................         35,000       1,614,375
Tiffany & Company.................................         20,000         923,750
                                                                    -------------
                                                                       11,245,875
TECHNOLOGY -- 2.72%
---------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     17

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Lucent Technologies Inc...........................         45,000   $   3,242,813
TELECOMMUNICATIONS -- 5.93%
---------------------------------------------------------------------------------
ADC Telecommunications Inc. (a)...................         40,000       1,335,000
Ericsson L M Tel Company (ADR)....................         58,300       2,295,562
Tellabs Inc. (a)..................................         30,000       1,676,250
Worldcom Inc. (a).................................         55,000       1,760,000
                                                                    -------------
                                                                        7,066,812
TOTAL COMMON STOCKS
(IDENTIFIED COST $71,560,695)....................................     112,267,015
---------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.36%
---------------------------------------------------------------------------------
General Electric Capital Corporation, 5.53% due
07/17/97..........................................  $   4,000,000       4,000,000
                                                                    -------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $4,000,000).....................................       4,000,000
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.36%
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
4.00% due 07/01/97
Collateral: U.S. Treasury Note, $2,895,000, 4.75%
due 10/31/98 Value $2,873,916.....................  $   2,815,000   $   2,815,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $2,815,000).....................................       2,815,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $78,375,695)....................................   $ 119,082,015

OTHER ASSETS LESS LIABILITIES -- 0.09%...........................         107,505
                                                                    -------------

NET ASSETS -- 100%...............................................   $ 119,189,520
---------------------------------------------------------------------------------

(a) Non-income Producing
ADR American Depository Receipts

See notes to financial statements.

18                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE SMALL COMPANY VALUE PORTFOLIO

GAMCO INVESTORS, INC.
Rye, New York

INVESTMENT MANAGEMENT

GAMCO Investors, Inc., which currently manages over $5 billion for institutional clients, became manager of the Portfolio on July 1, 1996. GAMCO's normal investment minimum is $1 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Small Company Value Portfolio is to seek maximum capital appreciation, primarily through investment in the equity securities of companies which have a market capitalization of no more than $1 billion.

INVESTMENT PHILOSOPHY

Our focus is on free cash flow. We believe free cash flow is the best barometer of a business' value. Rising free cash flow often foreshadows net earnings improvement. We also look at long-term earnings trends. In addition, we analyze on and off balance sheet assets and liabilities. We want to know everything that will add or detract from our private market value estimates. Finally, we look for a catalyst: something happening in the company's industry or indigenous to the company itself that will surface value.

FIRST HALF 1997 PERFORMANCE REVIEW

In the first half of 1997, the sun, moon and stars all came into alignment in the form of modest economic growth, low inflation and strong corporate earnings. The Federal Reserve and corporate managements have reduced economic volatility while establishing more modest but sustainable economic growth. The billions of new consumers in the global marketplace have added extra secular growth to the economy, perhaps diluting the cyclical effects of prior economic policy. Inflation is not dead, but it is certainly subdued.

Among the best performers in the Portfolio during the first six months of 1997 was Cablevision Systems Corporation, up 76%. News Corporation's Fox unit purchased 40% of Cablevision's Rainbow cable network and programming unit. Cable stocks received another positive jolt when Microsoft's Bill Gates, recognizing that cable lines were likely to continue to be the speediest data transmission highway into the home, invested $1 billion in Comcast Corporation.

Another significant Portfolio gainer was International Family Entertainment
(IFE), up 93%. News Corp. offered $35 per share for IFE. Deals affecting Portfolio holdings, however, were not confined to the media and entertainment industry. ITT Industries bought Goulds Pumps for $37 per share and the bidding contest for Dynamics Corp. escalated to a $58 per share completed offer for 50% by CTS Corp.

FUTURE INVESTMENT STRATEGY

Stock investors are reaping the benefits of the almost decade long cost cutting efforts of corporate America. Management has restructured and technology has contributed to enormous productivity gains. While the economy

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     19
has chugged along at a modest 3% to 4% growth rate for the past three years, corporate earnings have grown double digits. One of the consequences of a slowing economy may be corporate earnings growth below enhanced expectations. We are likely to see disappointments and we expect that investors will not be kind to companies announcing earnings shortfalls.

The economy may turn out to be very good in 1997. The reservoir of growth opportunities in Europe, Japan and Latin America should help United States exports. On balance, modest growth over the next twelve months appears reasonable. Inflation concerns center around labor, commodities and energy, since we produce less and consume more.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

20                    THE ENTERPRISE GROUP OF FUNDS, INC.

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 88.44%                                AMOUNT           VALUE
---------------------------------------------------------------------------------

ADVERTISING -- 1.98%
---------------------------------------------------------------------------------
Ackerley Inc......................................        55,000    $     618,750

AEROSPACE -- 9.81%
---------------------------------------------------------------------------------
Coltec Industries Inc. (a)........................        20,000          390,000
Curtiss Wright Corporation........................         6,000          349,500
Gencorp Inc.......................................        20,000          462,500
Sequa Corporation (Class A).......................        18,000        1,014,750
SPS Technologies Inc..............................        12,000          849,000
                                                                    -------------
                                                                        3,065,750
APPAREL & TEXTILES -- 2.43%
---------------------------------------------------------------------------------
Fieldcrest Cannon Inc.............................        40,000          760,000
AUTOMOTIVE -- 2.20%
---------------------------------------------------------------------------------
Modine Manufacturing Company......................         1,000           29,750
Scheib Earl Inc...................................        60,000          363,750
Wynns International Inc...........................        10,351          293,710
                                                                    -------------
                                                                          687,210

BROADCASTING -- 14.45%
---------------------------------------------------------------------------------
BET Holdings Inc. (a).............................        18,000          589,500
Chris Craft Industries Inc........................        10,715          516,999
Gaylord Entertainment Company.....................        20,000          461,250
HSN Inc...........................................        25,000          781,250
International Family Entertainment Inc............        40,000        1,375,000
United Television Inc.............................         8,000          792,000
                                                                    -------------
                                                                        4,515,999

CABLE -- 3.20%
---------------------------------------------------------------------------------
Cablevision Systems Corporation (a)...............        18,500          999,000

CAPITAL GOODS & SERVICES -- 1.03%
---------------------------------------------------------------------------------
AAR Corporation...................................        10,000          323,125

CHEMICALS -- 1.51%
---------------------------------------------------------------------------------
Church & Dwight Inc...............................        12,000          321,000
Lawter International Inc..........................        12,000          151,500
                                                                    -------------
                                                                          472,500
CONSUMER DURABLES -- 0.51%
---------------------------------------------------------------------------------
Oneida Ltd........................................         6,000          160,125
CONSUMER SERVICES -- 2.67%
---------------------------------------------------------------------------------
Berlitz International Inc. (a)....................         8,000          199,500
Rollins Inc.......................................        22,000          442,750
Wackenhut Corporation.............................         8,000          192,000
                                                                    -------------
                                                                          834,250
ELECTRICAL EQUIPMENT -- 2.27%
---------------------------------------------------------------------------------
Ametek Inc........................................        12,000          282,000

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Ampco Pittsburgh Corporation......................         9,500    $     139,531
Thomas Industries Inc.............................        10,000          287,500
                                                                    -------------
                                                                          709,031

ENTERTAINMENT & LEISURE -- 5.27%
---------------------------------------------------------------------------------
Aztar Corporation (a).............................        53,000          374,312
GC Companies Inc..................................        13,000          594,750
Spelling Entertainment Group Inc..................        50,000          343,750
Ticketmaster Group Inc............................        20,000          332,500
                                                                    -------------
                                                                        1,645,312

FINANCE -- 1.90%
---------------------------------------------------------------------------------
Advest Group Inc..................................         7,500          178,125
Pioneer Group Inc.................................        18,000          414,000
                                                                    -------------
                                                                          592,125

FOOD & BEVERAGES & TOBACCO -- 8.23%
---------------------------------------------------------------------------------
Celestial Seasonings Inc. (a).....................        22,000          550,000
Chock Full O Nuts Corporation.....................        25,000          182,813
Culbro Corporation (a)............................         2,200          306,212
Eskimo Pie Corporation............................        22,000          266,750
Giant Foods Inc...................................         8,000          261,000
Mafco Consolidated Group Inc......................        30,000        1,005,000
                                                                    -------------
                                                                        2,571,775

FOREST PRODUCTS -- 0.22%
---------------------------------------------------------------------------------
Griffin Land & Nurseries Inc......................         4,900           69,825

HEALTH CARE -- 0.60%
---------------------------------------------------------------------------------
Healthplan Services Corporation...................        10,000          188,750

HOTELS & RESTAURANTS -- 1.72%
---------------------------------------------------------------------------------
Trump Hotels & Casino Resorts Inc.................        50,000          537,500

INSURANCE -- 0.78%
---------------------------------------------------------------------------------
Liberty Corporation...............................         6,000          244,500

MACHINERY -- 3.74%
---------------------------------------------------------------------------------
Daniel Industries Inc.............................         5,000           77,188
Idex Corporation..................................        10,000          330,000
Katy Industries Inc...............................        30,000          446,250
Kollmorgen Corporation............................        20,000          316,250
                                                                    -------------
                                                                        1,169,688

METALS & MINING -- 0.35%
---------------------------------------------------------------------------------
Nortek Inc........................................         4,500          108,563

MISC. FINANCIAL SERVICES -- 1.89%
---------------------------------------------------------------------------------
Data Broadcasting Corporation.....................        40,000    $     190,000
Midland Company...................................         8,000          400,000
                                                                    -------------
                                                                          590,000

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     21

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
PAPER PRODUCTS -- 0.43%
---------------------------------------------------------------------------------
Greif Brothers Corporation........................         5,000    $     135,000

PHARMACEUTICALS -- 4.26%
---------------------------------------------------------------------------------
Carter Wallace Inc................................        40,000          715,000
Ivax Corporation..................................        55,000          615,312
                                                                    -------------
                                                                        1,330,312

PRINTING & PUBLISHING -- 6.24%
---------------------------------------------------------------------------------
Lee Enterprises Inc...............................        15,000          395,625
Media General Inc.................................        18,000          720,000
Meredith Corporation..............................        14,000          406,000
Nelson Thomas Inc.................................        19,500          270,562
Price Communications Corporation..................        18,000          157,500
                                                                    -------------
                                                                        1,949,687

REAL ESTATE -- 0.29%
---------------------------------------------------------------------------------
Catellus Development Corporation (a)..............         5,000           90,625

RETAIL -- 3.43%
---------------------------------------------------------------------------------
Lillian Vernon Corporation........................        20,000          337,500
Neiman Marcus Group Inc...........................        28,000          735,000
                                                                    -------------
                                                                        1,072,500

SECURITY & INVESTIGATION SERVICES -- 0.64%
---------------------------------------------------------------------------------
Pittway Corporation...............................         4,000          199,000
TELECOMMUNICATIONS -- 3.88%
---------------------------------------------------------------------------------
Aerial Communications Inc.........................        50,000          425,000
Atlantic Tele Network Inc.........................        25,000          312,500
Centennial Cellular Corporation (a)...............        18,000          285,750
Comsat Corporation................................         8,000          190,500
                                                                    -------------
                                                                        1,213,750
TRANSPORTATION -- 2.51%
---------------------------------------------------------------------------------
GATX Corporation..................................         8,000          462,000
Hudson General Corporation........................         8,500          323,000
                                                                    -------------
                                                                          785,000
TOTAL COMMON STOCKS
(IDENTIFIED COST $22,721,890)....................................      27,639,652
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

U.S. TREASURY BILLS -- 10.99%
---------------------------------------------------------------------------------
U.S. Treasury Bill
4.53% due 07/17/97................................  $    700,000    $     698,591
U.S. Treasury Bill
4.55% due 07/03/97................................       154,000          153,961
U.S. Treasury Bill
4.66% due 07/10/97................................       400,000          399,534
U.S. Treasury Bill
4.70% due 07/17/97................................       100,000           99,791
U.S. Treasury Bill
4.70% due 07/24/97................................       100,000           99,700
U.S. Treasury Bill
4.72% due 07/24/97................................       125,000          124,623
U.S. Treasury Bill
4.75% due 07/24/97................................       190,000          189,423
U.S. Treasury Bill
4.82% due 07/31/97................................       600,000          597,590
U.S. Treasury Bill
4.88% due 07/24/97................................       200,000          199,376
U.S. Treasury Bill
4.88% due 08/07/97................................       150,000          149,248
U.S. Treasury Bill
4.92% due 08/07/97................................       250,000          248,736
U.S. Treasury Bill
4.94% due 08/07/97................................       250,000          248,731
U.S. Treasury Bill
5.00% due 08/14/97................................       225,000          223,625
                                                                    -------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $3,432,929).....................................       3,432,929
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $26,154,819)....................................   $  31,072,581
OTHER ASSETS LESS LIABILITIES -- 0.57%...........................         178,369
                                                                    -------------
NET ASSETS -- 100%...............................................   $  31,250,950
---------------------------------------------------------------------------------

(a) Non-income Producing

See notes to financial statements.

22                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE INTERNATIONAL GROWTH PORTFOLIO

BRINSON PARTNERS, INC.
Chicago, Illinois

INVESTMENT MANAGEMENT

Brinson Partners, Inc. is a global investment management firm with offices in Chicago, London and Tokyo and became managers of the Enterprise International Growth Portfolio on October 1, 1994. Brinson Partners, Inc. currently manages approximately $75 billion for institutional clients and has a normal investment minimum of $25 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise International Growth Portfolio is to seek capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

INVESTMENT PHILOSOPHY

We believe that discrepancies exist between prices and fundamental values, both across and within the international equity markets. We take advantage of these discrepancies by using a disciplined approach to measure fundamental value from the perspective of the long term investor. Our international equity strategy reflects our decisions about the relative attractiveness of the asset class, the individual equity markets, currencies, the industries across and within those markets, other common risk factors within those markets and individual international companies.

FIRST HALF 1997 PERFORMANCE REVIEW

Returns for European markets during the first half of 1997 were led by double digit returns in Switzerland, the Netherlands, Spain, Finland and Germany. On the other side of the globe, Pacific region gains were more modest due to negative returns in Malaysia and Singapore, offsetting part of the double digit gain for Japan. Currencies declined on average relative to the U.S. dollar, with most of the depreciation occurring in European currencies.

The large overweight of the U.S. dollar during most of the first quarter relative to the EAFE Index helped to protect the Portfolio from declines in foreign currencies and added to Portfolio performance. Security selection, particularly in Japan, also contributed to Portfolio returns. Japanese exporters, including the electronic companies, were very strong due to the weakness of the Japanese yen at the outset of the year. The Portfolio maintained an overweight position in these stocks. In addition, the underweight position in weak Japanese financial stocks added value. Market allocation, however, detracted from value primarily due to the Portfolio's cash position and underweight in Switzerland.

FUTURE INVESTMENT STRATEGY

Recent events in Europe have magnified the tensions within the European Union as its members prepare for a single currency, leading us to reduce our broad overweight in continental European equity markets in favor of southeast Asia. Malaysia and Singapore appear to offer good relative value. Malaysia, in particular, has been weak on the back of several factors: fears of a Thai-like banking/currency crisis; the instigation of government measures to restrain property speculation; and the slowdown of growth from double digit levels. We believe that many of these fears have been overdone and, in any event, have been incorporated in the price of the market. Moreover, both the economy

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     23
and the stock market are undergoing a transformation, with the economy gaining from diversification into more sophisticated, export-oriented products, such as computer and electronic items and the stock market is benefiting from ongoing privatizations.

The Portfolio's overall market weightings reflect the lack of significant price/value discrepancies between the largest developed markets. The 3% underweight in Japan is now the second largest, after Switzerland (-3.74%). Given our fundamental and valuation analysis, the Japanese equity market remains somewhat more overpriced than most of the other non-U.S. markets. Change is urgently needed within Japan's banking sector and regulatory environment. The Swiss market has performed extremely well for the last few years and does not appear to offer relative value, despite the low level of interest rates there. We are invested but quite underweight in Hong Kong, as we are concerned about the heavy exposure to the overvalued property market and the sustainability of the Hong Kong dollar/U.S. dollar peg in the longer term. Moreover, Hong Kong's valuation is not attractive in our forward-looking cash flow discount model due to the belief that the political and economic risks in China are being underestimated, resulting in a higher discount rate than investors realize.

We continue to emphasize New Zealand and Australia and within Europe, Germany, Belgium, Italy, the Netherlands and the United Kingdom. We are neutrally positioned in Finland and Spain. We have no investments in Austria, Denmark, Norway or Sweden. The Portfolio continues to target a 5% strategic cash position, reflecting our view that most equity markets are expensive.

Our industry strategies include a recently established overweight in European steel stocks, as many of these companies have been undergoing extensive restructuring. Going forward, we would expect to see a continuation of the current trend toward consolidations and capacity reductions. Ultimately, this should foster greater profitability, while ensuring that the best companies remain state of the art. We have been scaling back our overweighted positions in European banks and Japanese electrical and electronic stocks due to the strong performances of these sectors. The Portfolio continues to maintain a large underweight in Japanese banks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

24                    THE ENTERPRISE GROUP OF FUNDS, INC.

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 91.30%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
AUSTRALIA -- 4.63%
---------------------------------------------------------------------------------
Amcor Ltd.........................................         15,800   $     105,080
Boral Ltd.........................................         30,600          96,435
Brambles Industries Ltd...........................          4,000          79,175
Broken Hill Proprietary...........................         37,500         552,160
Coca Cola Amatil..................................          5,000          64,995
CRA Ltd...........................................         14,100         240,614
CSR Ltd...........................................         20,000          77,540
David Jones Ltd...................................         61,500          85,986
Lend Lease Corporation............................          4,665          98,716
MIM Holdings Ltd..................................         50,731          75,146
National Australia Bank...........................         25,000         358,414
News Corporation..................................         51,064         245,057
Pacific Dunlop Ltd................................         28,500          84,432
Qantas Airways Ltd................................         33,455          78,379
Santos Ltd........................................          8,000          33,676
Westpac Bank Corporation..........................         43,500         262,015
WMC Ltd...........................................         22,000         138,831
Woolworths Ltd....................................         15,000          49,313
                                                                    -------------
                                                                        2,725,964
BELGIUM -- 2.88%
---------------------------------------------------------------------------------
Bruxelles Lambert Groupe..........................            600         100,556
Delhaize Le Lion..................................          2,150         112,938
Electrabel........................................          1,140         244,286
Fortis AG.........................................          1,212         250,282
Fortis AG (Rts) (a)...............................            112              25
Generale De Banque................................            300         115,481
Generale De Banque (Wts) (a)......................            300           3,218
Kredietbank.......................................            380         153,141
Kredietbank (Vvrp)................................              9           3,552
Petrofina SA......................................            625         236,677
Society General De Belgique.......................          1,050          98,054
Solvay............................................            191         112,540
Tractebel CAP.....................................            300         125,070
Union Miniere (a).................................          1,504         140,869
                                                                    -------------
                                                                        1,696,689
CANADA -- 2.68%
---------------------------------------------------------------------------------
Alcan Aluminum Ltd................................          3,000         102,321
Bank Montreal Quebec..............................          2,900         113,190
Barrick Gold Corporation..........................          1,700          36,993
Bce Inc...........................................          3,200          89,446
Canadian National Railway
Company...........................................          1,900          82,827
Canadian Pacific Ltd..............................          7,400         210,594
Hudson's Bay Company..............................          3,900          86,136

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Imperial Oil Ltd..................................          2,300   $     117,836
Macmillan Bloedel Ltd.............................          4,500          61,751
Moore Corporation Ltd.............................          2,500          49,241
Noranda Inc.......................................          2,900          62,475
Northern Telecom Ltd..............................          1,100          99,131
Nova Corporation Alberta..........................          4,700          40,161
Royal Bank Canada Montreal
Quebec............................................          3,300         149,473
Seagram Ltd.......................................          2,600         104,493
Thomson Corporation...............................          4,200          96,716
Transcanada Pipelines Ltd.........................          3,800          76,361
                                                                    -------------
                                                                        1,579,145
FINLAND -- 0.68%
---------------------------------------------------------------------------------
Merita A Ltd......................................         13,000          43,310
Nokia Oy..........................................          2,600         194,221
Outokumpu Oy......................................          2,200          43,638
Pohjola...........................................            700          20,760
Rauma Oy..........................................             94           2,154
Sampo Vakuutusosak................................            200          19,450
Upm Kymmene Oy....................................          3,400          78,571
                                                                    -------------
                                                                          402,104
FRANCE -- 6.50%
---------------------------------------------------------------------------------
Accor.............................................          1,124         168,312
Alcatel Alsthom...................................          1,452         181,849
Axa Uap...........................................          2,960         184,096
Axa Uap (Wts) (a).................................          1,860           7,216
Banque National Paris.............................          4,980         205,244
Cie Bancaire......................................            955         121,880
Cie De St Gobain..................................          1,651         240,766
Cie De Suez.......................................         21,320          52,423
Colas.............................................            532          70,158
Credit Local de France............................          1,412         137,435
CSF Thomson.......................................          3,000          77,288
Danone............................................          1,000         165,229
Eaux Cie General (Wts) (a)........................          1,905           1,141
Generale Des Eaux.................................          1,105         141,587
Lafarge Coppee SA.................................          1,200          74,634
Lagardere S.C.A...................................          2,900          84,236
LVMH Moet Hennessy................................            525         141,151
Lyonnaise Des Eaux SA.............................          1,400         141,031
Michelin..........................................          3,128         187,839
Pechiney..........................................          3,526         138,899
Peugeot SA........................................          1,760         170,109
Rhone Poulenc Act A...............................             96           2,761
Rhone Poulenc SA..................................          4,500         183,777
Seita.............................................          3,000          94,951

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     25

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Societe Generale..................................          1,546   $     172,576
Society Elf Aquitaine.............................          2,336         252,016
Ste Generale......................................             49           4,644
Total SA..........................................          1,985         200,638
Usinor Sacilor....................................         12,400         223,663
                                                                    -------------
                                                                        3,827,549
GERMANY -- 8.26%
---------------------------------------------------------------------------------
Allianz AG........................................          1,850         387,163
BASF AG...........................................          5,550         205,090
Bayer AG..........................................          7,500         288,200
Bayer Motoren Werk................................            255         210,977
Commerzbank AG....................................          5,900         167,112
Daimler Benz AG...................................          3,150         255,562
Deutsche Bank AG..................................          6,000         350,553
Deutsche Telekom..................................         14,550         350,381
Hochtief AG.......................................          1,450          64,847
Hoechst AG........................................          2,300          97,560
Manitoba AG.......................................            390         120,079
Mannesmann AG.....................................            520         231,661
Metro AG..........................................          1,720         188,459
Muenchener Ruckvers...............................             95         266,355
Preuss AG.........................................            660         193,183
Rwe AG............................................          4,400         189,209
Schering AG.......................................          2,650         283,142
Siemens AG........................................          2,550         151,398
Thyssen AG........................................          1,050         248,638
Veba AG...........................................          4,680         262,967
Volkswagen AG.....................................            450         344,963
                                                                    -------------
                                                                        4,857,499
HONG KONG -- 1.07%
---------------------------------------------------------------------------------
Cheung Kong (Holdings)............................          7,000          69,121
China Light & Power...............................         14,500          82,164
Guoco Group.......................................          8,000          42,131
Hang Seng Bank....................................          5,000          71,315
Hong Kong Telecommunications......................         20,000          47,758
Hutchison Whampoa.................................         13,000         112,426
New World Devel Company...........................          8,000          47,707
Sun Hung Kai Properties...........................          4,000          48,146
Swire Pacific.....................................          7,000          63,022
Wharf Holdings....................................         11,000          47,707
                                                                    -------------
                                                                          631,497
IRELAND -- 0.25%
---------------------------------------------------------------------------------
Smurfit Jefferson.................................         51,000         146,930
ITALY -- 2.94%
---------------------------------------------------------------------------------
Assic Generali....................................          7,810         141,994
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Bca Comm Italiana.................................         26,000   $      53,849
Credito Italiano..................................         74,000         135,411
Danieli Di Risp...................................         15,000          52,513
Edison............................................          9,000          44,773
Eni (ADR).........................................          3,400         193,375
Eni SPA...........................................         22,000         124,590
IMI...............................................         10,500          94,524
INA...............................................         39,000          59,433
Italgas...........................................         17,000          55,014
Mediobanca........................................            400             198
Mediobanca SPA....................................          3,000          18,216
Montedison SPA....................................        197,820         130,594
Rinascente........................................          8,000          44,458
Rinascente Louisiana..............................         14,000          34,062
SAI Di Risp.......................................         15,000          46,247
SIP...............................................         21,000          62,893
Telecom Italia Di Risp............................        104,000         205,911
Telecom Italia Mobile.............................         28,000          90,611
Telecom Italia Mobile Di Risp.....................         80,000         143,095
                                                                    -------------
                                                                        1,731,761
JAPAN -- 26.55%
---------------------------------------------------------------------------------
Amada Company.....................................         25,000         220,293
Asahi Glass Company...............................         30,000         298,377
Bank of Tokyo Mits................................         26,000         521,724
Canon Inc.........................................         20,000         544,408
Canon Sales Company Inc...........................          8,000         186,355
Citizen Watch Company.............................         21,000         161,961
Dai Nippon Printng................................         23,000         519,717
Daiichi Pharm Company.............................         17,000         299,599
Daikin Kogyo......................................         23,000         208,690
Daiwa House Industries............................         12,000         146,571
Fanuc.............................................          9,300         357,006
Fujitsu...........................................         14,000         194,207
Hitachi...........................................         46,000         513,698
Honda Motor Company...............................          6,000         180,597
INAX Corporation..................................         23,000         172,169
Isetan Company....................................          7,000          86,721
Ito Yokado Company................................          9,000         522,160
Kaneka Corporation................................         23,000         144,076
Keio Teito Electric Railway.......................         27,000         128,381
Kintetsu..........................................         27,000         164,893
Kirin Brewery Company.............................         25,000         259,553
Kokuyo Company....................................          8,000         216,367
Kuraray Company...................................         28,000         278,485
Kyocera Corporation...............................          3,000         238,178
Maeda Road Construction...........................          5,000          42,968
Marui Company.....................................         14,000         260,164

26                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Matsushita Electric Industrial Indiana............         37,000   $     745,681
Mitsubishi Paper..................................         29,000         113,348
NGK...............................................         40,000         439,714
Nintendo Company..................................          2,400         201,012
Nippon Denso......................................         12,000         286,861
Nippon Meat Packer................................         16,000         206,596
Nippon Steel Corporation..........................         19,000          60,670
Okumura Corporation...............................         25,000         132,394
Osaka Gas Company.................................         48,000         137,777
Sankyo Company....................................         18,000         604,607
Sanwa Bank........................................         12,000         177,979
Secom Company.....................................          6,000         440,237
Seino Transportation..............................         16,000         173,094
Sekisui House.....................................         48,000         485,779
Shinmaywa Industries..............................         11,000          77,447
Sony Corporation..................................          5,400         470,651
Sumitomo Bank.....................................         26,000         426,453
Sumitomo Electric Industries......................         19,000         318,269
Sumitomo Trust & Banking..........................         13,000         139,505
Takeda Chemical Industries........................         16,000         449,485
TDK Corporation...................................          4,000         293,492
Tokio Marine & Fire...............................         21,000         274,821
Tokyo Electric Power..............................          6,300         132,464
Tokyo Steel Manufacturing.........................         17,700         197,662
Tonen Corporation.................................         17,000         204,676
Toray Industries Inc..............................         98,000         698,534
Toshiba Corporation...............................         57,000         366,507
Toyo Suisan Kaisha................................         13,000         132,699
Toyota Motor Corporation..........................          6,000         176,933
Yamazaki Baking Company...........................         11,000         193,858
                                                                    -------------
                                                                       15,626,523
MALAYSIA -- 1.49%
---------------------------------------------------------------------------------
Hume Industries...................................         12,000          55,151
Kuala Lumpur Kepong...............................         24,500          60,668
Land & General....................................         27,000          31,022
Malayan Bank Berhad...............................         14,000         146,989
Malaysia International Shipping...................         13,000          33,736
Nestle Malay Berhad...............................          4,000          29,952
New Straits Times.................................          3,000          17,591
Perusahaan Otomobl................................          3,000          14,025
Public Bank Berhad................................         24,333          37,984
Resorts World Berhad..............................         11,000          33,122
Rothmans Pall Mall................................          2,000          19,651
Sime Darby Berhad.................................         31,000         103,170
Telekom Malaysia..................................         15,000          70,127
Tenaga Nasiona....................................        l28,000         136,450
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
UMW Holdings Berhad...............................          6,000   $      28,288
UTD Engineers Bhd.................................          6,000          43,265
YTL Corporation...................................          5,000          15,452
YTL Power International...........................            500             630
                                                                    -------------
                                                                          877,273
NETHERLANDS -- 5.68%
---------------------------------------------------------------------------------
Abn Amro Holdings NV..............................         13,892         259,029
Akzo Nobel NV.....................................            400          54,817
DSM...............................................            950          94,521
Elsevier..........................................         11,800         197,178
Heineken NV.......................................            500          85,333
ING NTFL..........................................          9,427         434,634
KLM...............................................          5,100         157,191
Kon Hoogovens & Staalf............................          1,841         102,606
KPN...............................................          7,501         294,247
Philips Electronic................................          4,400         315,166
Royal Dutch Petroleum.............................          4,520         957,930
Royal Dutch Petroleum Company
(ADR).............................................            300          64,087
Unilever..........................................          1,540         324,177
                                                                    -------------
                                                                        3,340,916
NEW ZEALAND -- 3.17%
---------------------------------------------------------------------------------
Brierley Investment Ltd...........................        316,000         309,086
Carter Holt Harvey................................        109,000         282,086
Fletcher Challenge Building.......................         36,000         108,327
Fletcher Challenge Energy.........................         40,000         120,906
Fletcher Challenge Forest Division................         64,513          93,776
Fletcher Challenge Paper..........................         72,000         174,594
Telecom Corporation of New
Zealand...........................................        139,000         708,118
Telecom Corporation of New
Zealand (ADR).....................................          1,600          65,200
                                                                    -------------
                                                                        1,862,093
SINGAPORE -- 1.37%
---------------------------------------------------------------------------------
City Developments.................................          7,000          68,546
DBS Lands.........................................         10,000          31,615
Development Bank Singapore........................          7,000          88,130
Fraser & Neave....................................          2,000          14,269
Hotel Properties..................................         20,000          33,993
Jardine Matheson..................................          4,800          34,080
Keppel Corporation................................          4,000          17,766
Keppel Corporation (Class A)......................          1,000           4,337
Overseas Chinese Bank.............................         13,200         136,644
Singapore Airlines................................         10,000          89,529
Singapore Press Holdings..........................          5,000         100,720

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     27

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Singapore Telecomm................................         39,000   $      72,015
United Overseas Bank..............................          8,000          82,255
Wing Tai Holdings.................................         11,000          31,699
                                                                    -------------
                                                                          805,598
SPAIN -- 2.25%
---------------------------------------------------------------------------------
Acerinox SA.......................................            300          56,213
Banco Bilbao Vizcaya..............................          1,600         129,976
Banco Central Hispanoamericano....................          2,050          74,988
Banco Popular.....................................            380          93,098
Banco Santander...................................          3,750         115,541
Corporacion Mapfre................................            700          37,245
Empresa Nac Electricid............................          2,350         197,282
Fomento De Construcciones.........................            500          63,760
Gas Natural SDG SA................................            400          87,384
Iberdrola SA......................................          8,100         102,246
Repsol SA (ADR)...................................          2,540         107,392
Telefonica De Espana..............................          5,800         167,682
Vallehermoso SA...................................          1,300          35,070
Viscofan Envoltura................................          2,300          53,773
                                                                    -------------
                                                                        1,321,650
SWITZERLAND -- 2.44%
---------------------------------------------------------------------------------
ABB AG............................................             55          83,253
Alusuisse Lonza Holdings..........................             65          67,315
Ciba Specialty Chemicals (a)......................            199          18,401
CS Holding........................................            561          72,046
Nestle SA.........................................            197         259,878
Novartis AG.......................................            244         390,066
Roche Holdings AG.................................             30         271,336
Schw Ruckversicher................................             60          84,863
Schweiz Bankgesellschaft..........................             68          77,781
Zurich Verischerung...............................            272         108,241
                                                                    -------------
                                                                        1,433,180
UNITED KINGDOM -- 18.46%
---------------------------------------------------------------------------------
Abbey National....................................         13,000         177,521
Bass..............................................          8,200         100,095
BAT Industries....................................         46,300         414,431
BG................................................         94,500         346,216
Booker............................................         10,600          48,720
British Energy....................................         83,000         202,492
British Petroleum.................................         43,927         546,443
British Steel.....................................        106,000         263,900
British Telecom...................................         77,000         571,898
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
BTR...............................................         25,000   $      85,555
Centrica (a)......................................         84,500         102,724
Charter...........................................         12,259         162,809
Coats Viyella.....................................         52,800         110,789
FKI...............................................         60,750         171,984
General Electric..................................         99,600         595,452
Glaxo Holdings....................................         34,200         707,645
Grand Metropolitan................................         26,000         250,261
Guinness..........................................         34,300         335,865
Hanson............................................         29,437         146,084
Hillsdown Holdings................................         67,000         189,120
House of Fraser...................................         71,500         189,915
HSBC Holdings.....................................         15,000         461,746
Imperial Chemical Industries......................          5,000          69,443
Inchcape..........................................         21,000          98,969
Legal & General Group.............................         32,500         220,278
Lloyds TSB Group..................................         53,232         546,954
Marks & Spencer...................................         39,000         323,435
Mirror Group PLC..................................         37,800         118,343
National Westminster Bank.........................         14,000         188,262
Northern Foods....................................         36,000         119,302
Peninsular and Oriental Steam.....................         26,500         263,900
Reckitt & Colman..................................          6,650          99,336
Redland...........................................         12,500          70,775
Reuters Holdings..................................         14,000         147,579
RJB Mining........................................         28,000         167,862
Royal Sun Alliance................................         38,005         281,007
RTZ Corporation...................................         15,100         263,153
Sainsbury J.......................................         31,000         187,913
Scottish Hydro....................................         15,500         107,120
Sears.............................................         91,200         103,275
Sedgwick Group....................................         60,400         123,719
Smithkline Beecham................................         18,200         335,060
TESCO.............................................         25,800         159,399
Thames Water......................................         18,300         210,278
Unilever..........................................          4,400         125,957
Vodafone Group....................................         24,400         119,056
Williams Holdings.................................         30,000         162,367
Yorkshire Water...................................         10,800          70,682
                                                                    -------------
                                                                       10,865,089
TOTAL COMMON STOCKS
(IDENTIFIED COST $45,672,919)....................................   $  53,731,460
---------------------------------------------------------------------------------

28                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
PREFERRED STOCK -- 0.54%
---------------------------------------------------------------------------------
AUSTRALIA -- 0.07%
---------------------------------------------------------------------------------
News Corporation..................................         10,000   $      39,450
GERMANY -- 0.25%
---------------------------------------------------------------------------------
Henkel Kgaa.......................................          2,600         147,583
ITALY -- 0.22%
---------------------------------------------------------------------------------
Fiat SPA..........................................         71,000         131,175
TOTAL PREFERRED STOCK
(IDENTIFIED COST $317,281).......................................         318,208
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.62%
---------------------------------------------------------------------------------
Avery Dennison Corporation
6.25%, due 07/01/97...............................  $   1,463,000       1,463,000
Dun & Bradstreet Corporation
5.58%, due 08/05/97...............................        500,000         497,288
Dun & Bradstreet Corporation
5.60%, due 08/05/97...............................        400,000         397,822
General Electric Capital
Corporation Discount
5.55%, due 07/08/97...............................        455,000         454,509
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Mobil Australia Finance Company
5.53%, due 07/21/97...............................  $     500,000   $     498,464
                                                                    -------------
                                                                        3,311,083
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $3,311,083).....................................       3,311,083
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $49,301,283)....................................   $  57,360,751
OTHER ASSETS LESS LIABILITIES -- 2.54%...........................       1,493,095
                                                                    -------------
NET ASSETS -- 100%...............................................   $  58,853,846
---------------------------------------------------------------------------------

(a) Non-income Producing
(Rts) Rights
(Wts) Warrants
ADR American Depository Receipts

These abbreviations signify corporations:
AG Aktien Gesellschaft
Ltd Limited
SA Societe Anonyme
SDG Sociedad de Gas
SPA Societa Per Azoine

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     29

THE ENTERPRISE GOVERNMENT SECURITIES PORTFOLIO

TCW FUNDS MANAGEMENT, INC.
Los Angeles, California

INVESTMENT MANAGEMENT

TCW Funds Management, a wholly owned subsidiary of TCW Management Company, has been managing the Enterprise Government Securities Portfolio since May 1, 1992. TCW currently manages over $50 billion for institutional clients and has a normal investment minimum of $35 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Government Securities Portfolio is to seek current income and safety of principal, primarily from securities that are obligations of the U.S. Government, its agencies or its instrumentalities.

INVESTMENT PHILOSOPHY

Our investment process is grounded in long term value considerations. We do not attempt to forecast short term trends in interest rates and, therefore, do not frequently alter average portfolio maturities. The process focuses on controlling the variables that are known and can be managed, such as the term structure of interest rates, mortgage prepayment rates and security structure. Portfolios remain substantially invested in mortgage backed products under the great majority of market conditions.

FIRST HALF 1997 PERFORMANCE REVIEW

Fixed income markets, after being under pressure from the threat of and actual increase in interest rates by the Federal Reserve in the first quarter, responded exuberantly to news of easing economic growth and minimal inflationary pressures during the second quarter of 1997. As of June 30, the yields on the 10 and 30 year treasuries stood at 6.41% and 6.69%, respectively, down from 6.88% and 7.08% on April 1 and almost even with year end levels. Recent measures of economic activity were received positively by investors. Consumer spending declined from its torrid first quarter pace and retail sales declined 5% for the three month period ending in May. These soft spending numbers point to real GDP growth rate below 2% in the second quarter. Inflation reports have also been favorable. Even though capacity utilization and vendor performance have risen steadily over the past eighteen months, price stability has been maintained throughout the manufacturing process. The Consumer Price Index is up a mere 2.2% from a year ago and the Producer Price Index has declined for the last 5 consecutive months.

After a slow first quarter, the mortgage sector performed well throughout the second quarter. Interest rates declined throughout the second quarter, reversing most of the yield increases observed in the first quarter. Positive technicals have played a large role in the strong performance of the mortgage sector in the first half of this year. Investor demand in many sectors has exceeded the supply of new securities. As a result, spreads have narrowed to the tightest levels in decades. Mortgage spreads are however vulnerable to a widening if interest rates continue to drop. A yield below 6.25% on the 10 year is likely to reignite prepayment fears in the marketplace and push spreads out.

FUTURE INVESTMENT STRATEGY

The outlook for the mortgage-backed securities market remains positive. Investor demand is strong. Even though mortgage spreads have tightened, the sector has retained its yield advantage over other fixed income sectors such as

30                    THE ENTERPRISE GROUP OF FUNDS, INC.

high grade corporates and treasuries. Few pricing anomalies and/or inefficiencies exist now and, in recognition of this fact, our strategy remains unchanged from previous quarters. As we wait for new opportunities to emerge, we continue to emphasize call protection even when call protection is not a major concern in the marketplace.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     31

GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                        NUMBER
                                                      OF SHARES
                                                     OR PRINCIPAL
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 92.88%          AMOUNT           VALUE
----------------------------------------------------------------------------------

FEDERAL HOME LOAN PARTICIPATION CERTIFICATES -- 8.61%
----------------------------------------------------------------------------------
FHLPC 9.00%, due 05/01/23.........................  $    1,720,671   $   1,815,858
FHLPC 10.00%, due 10/01/18........................       1,256,061       1,355,868
FHLPC 10.00%, due 07/01/20........................       2,238,828       2,420,508
FHLPC 10.00%, due 10/01/20........................         918,740         996,411
                                                                     -------------
                                                                         6,588,645

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 28.06%
----------------------------------------------------------------------------------
GNMA 6.625%, due 11/15/28.........................       4,861,001       4,664,179
GNMA 7.00%, due 10/15/33..........................      14,938,935      14,602,212
GNMA 7.50%, due 04/15/23..........................         745,050         747,323
GNMA 7.50%, due 05/15/23..........................       1,452,967       1,457,384
GNMA 9.00%, due 08/15/16..........................           8,678           9,135
                                                                     -------------
                                                                        21,480,233

FEDERAL HOUSING ADMINISTRATION -- 40.35%
----------------------------------------------------------------------------------
FHA 6.75%, due 11/01/28...........................       2,237,792       2,086,741
FHA 7.00%, due 08/01/28...........................       2,336,950       2,228,866
FHA 7.18%, due 02/20/29...........................       3,431,522       3,302,840
FHA 7.625%, due 06/01/28..........................       3,730,702       3,702,722
FHA 7.75%, due 04/01/23...........................       6,411,407       6,387,364
FHA 7.75%, due 04/01/28...........................       3,896,925       3,887,183
FHA 7.80%, due 08/01/23...........................       2,790,150       2,811,076
FHA 8.65%, due 06/01/27...........................       3,679,813       3,799,406
FHA 8.70%, due 03/01/23...........................       2,588,736       2,676,106
                                                                     -------------
                                                                        30,882,304

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.86%
----------------------------------------------------------------------------------
FNMA 5.50%, due 01/01/09..........................       2,188,867       2,086,712
FNMA 5.50%, due 02/01/09..........................       3,752,763       3,578,860
FNMA 8.00%, due 11/01/16..........................       2,978,142       3,078,655
FNMA 9.50%, due 08/01/20..........................       1,043,658       1,116,840
FNMA 9.50%, due 10/01/20..........................       1,380,941       1,477,552
FNMA 10.00%, due 07/01/20.........................         737,319         800,483
                                                                     -------------
                                                                        12,139,102

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (IDENTIFIED COST
$72,561,175)......................................................      71,090,284
----------------------------------------------------------------------------------


                                                      PRINCIPAL
COLLATERALIZED MORTGAGE OBLIGATIONS (V) -- 3.86%        AMOUNT           VALUE
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 6.72%, due
07/15/97..........................................  $    1,291,553   $     946,063
Federal Home Loan Mortgage Corporation 8.80%, due
07/15/97..........................................       2,222,727       1,905,988
Federal National Mortgage Association 15.50%, due
07/25/97..........................................         100,127         103,381
                                                                     -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (V) (IDENTIFIED COST
$3,413,211).......................................................       2,955,432
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 2.67%
----------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement
4.00%, due 07/01/97
Collateral: U.S. Treasury Note, $2,105,000 4.75%
due 10/31/98 Value $2,089,669.....................       2,045,000       2,045,000
                                                                     -------------

TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $2,045,000)......................................       2,045,000
----------------------------------------------------------------------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $78,019,386).....................................   $  76,090,716

OTHER ASSETS LESS LIABILITIES -- 0.59%............................         451,611
                                                                     -------------

NET ASSETS -- 100%................................................   $  76,542,327
----------------------------------------------------------------------------------

(v) Variable interest rate security; interest rate is as of June 30, 1997. The maturity date shown is the next interest reset date.

See notes to financial statements.

32                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
San Diego, California

INVESTMENT MANAGEMENT

Caywood-Scholl has been investment adviser to the Enterprise High-Yield Bond Portfolio since its inception in 1987. Caywood-Scholl currently manages over $790 million for institutional clients. Caywood-Scholl's normal investment minimum is $1 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise High-Yield Bond Portfolio is to seek maximum current income, primarily from debt securities that are rated Ba or lower by Moody's Investors Service or BB or lower by Standard & Poor's Corporation.

INVESTMENT PHILOSOPHY

Our investment philosophy of seeking relative value and avoiding risk is credit research driven. The discipline of credit research facilitates the informed use of a variety of lower rated securities in aggressive fixed income investing.

FIRST HALF 1997 PERFORMANCE REVIEW

A strong stock market, which is typically good for the high-yield market, served to lessen high-yield investor's credit concerns during the first half of 1997. Also, like the stock market, the high-yield market experienced a significant increase in mutual fund inflows. The Portfolio's top performing investments included Cemex SA, Mediq Inc., Quixote, Sprint Spectrum L.P. and Maxus Energy Corporation. The Cemex and Maxus Energy bonds rallied in response to improving emerging market fundamentals. Mediq and Quixote had positive corporate events which significantly reduced credit risk associated with these investments. Sprint Spectrum bonds improved on expectations that Sprint Corporation intends to increase their exposure to this entity.

FUTURE INVESTMENT STRATEGY

Looking ahead to the third quarter, we anticipate a stable to possibly improving U.S. treasury market. A moderate June labor report and the expectation of minimal inflationary pressures, as demonstrated by stable to downward trending gold and commodity prices, are supportive to current market conditions. The stock markets may be influenced by earnings reports. Given the economy's strength, most companies may meet investor expectations. As for the high-yield market, new issues will continue to dominate. As long as cash flows remain stable, we would expect market technicals to maintain their favorable balance. As always, we will emphasize selectivity in the investment process, looking for those securities which offer the most attractive risk adjusted returns.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     33

HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON    OR PRINCIPAL
STOCKS -- 83.80%                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

APPAREL & TEXTILES -- 0.84%
---------------------------------------------------------------------------------
Brazos Sportswear Inc. 10.50%, due 07/01/07.......  $     600,000   $     595,500

AUTOMOTIVE -- 1.15%
---------------------------------------------------------------------------------
Speedy Muffler King Inc. 10.875%, due 10/01/06....        800,000         814,000
BANKING -- 2.82%
---------------------------------------------------------------------------------
DVI Inc. 9.875%, due 02/01/04.....................        800,000         815,000
Homeside Inc. 11.25%, due 05/15/03................        325,000         377,406
Imperial Credit Industries Inc. 9.875%, due
01/15/07..........................................  $     800,000         796,000
                                                                    -------------
                                                                        1,988,406
BASIC INDUSTRIES -- 0.00%
---------------------------------------------------------------------------------
Tracor Inc. (Wts) (a).............................            600              --
BROADCASTING -- 6.41%
---------------------------------------------------------------------------------
American Radio Systems Corporation 9.00%, due
02/01/06..........................................  $     400,000         408,000
Kabelmedia Holding Zero Coupon, due 08/01/06......        850,000         521,687
Rogers Communications Inc. Zero Coupon, due
05/20/13..........................................      1,500,000         652,500
Rogers Communications Inc. 9.125%, due 01/15/06...        150,000         151,875
Rogers Communications Inc. 10.875%, due
04/15/04..........................................        500,000         524,375
TCI Satellite Entertainment Inc. Zero Coupon, due
02/15/07..........................................        400,000         235,500
TCI Satellite Entertainment Inc. 10.875%, due
02/15/07..........................................        350,000         350,875
Telewest PLC Zero Coupon, due 10/01/07............        400,000         289,000
Telewest PLC 9.625%, due 10/01/06.................        750,000         772,500
Universal Outdoor Inc. 9.75%, due 10/15/06........        600,000         621,000
                                                                    -------------
                                                                        4,527,312

BUILDING & CONSTRUCTION -- 0.58%
---------------------------------------------------------------------------------
Building Materials Corporation America 8.625%, due
12/15/06..........................................        400,000         409,000
CABLE -- 3.09%
---------------------------------------------------------------------------------
Century Communications Corporation 9.50%, due
03/01/05..........................................        200,000         205,500

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Century Communications Corporation 9.75%, due
02/15/02..........................................  $     350,000   $     364,875
Comcast UK Cable LP Zero Coupon, due 11/15/07.....        900,000         677,250
TCI Communications Inc. 6.875%, due 02/15/06......      1,000,000         935,960
                                                                    -------------
                                                                        2,183,585

CHEMICALS -- 3.03%
---------------------------------------------------------------------------------
General Chemical Corporation 9.25%, due
08/15/03..........................................        600,000         613,500
Pioneer Americas Acquisition Corporation 9.25%,
due 06/15/07......................................        600,000         593,250
Rexene Corporation 11.75%, due 12/01/04...........        250,000         284,375
Texas Petrochemicals Corporation 11.125%, due
07/01/06..........................................        600,000         645,000
                                                                    -------------
                                                                        2,136,125

COMMUNICATIONS -- 1.67%
---------------------------------------------------------------------------------
Echostar Communications Corporation Zero Coupon,
due 06/01/04......................................  $   1,400,000       1,181,250

CONGLOMERATES -- 0.00%
---------------------------------------------------------------------------------
Amerisource Distribution Corporation Class C......            209              --

CONSUMER PRODUCTS -- 6.53%
---------------------------------------------------------------------------------
Drypers Corporation 10.25%, due 06/15/07..........  $     250,000         248,750
E & S Holdings Corporation 10.375%, due
10/01/06..........................................        750,000         785,625
French Fragrances Inc. 10.375%, due 05/15/07......        450,000         463,500
Mediq Inc. 7.50%, due 07/15/03....................        940,000         954,100
Ralphs Grocery Company 10.45%, due 06/15/04.......        750,000         817,500
Ralphs Grocery Company 11.00%, due 06/15/05.......        300,000         327,750
Randalls Food Markets Inc. 9.375%, due 07/01/07...        500,000         497,500
Samsonite Corporation 11.125%, due 07/15/05.......        150,000         166,500
Shoppers Food Warehouse Corporation 9.75%, due
06/15/04..........................................        350,000         350,000
                                                                    -------------
                                                                        4,611,225

CONTAINERS/PACKAGING -- 7.53%
---------------------------------------------------------------------------------
Four M Corporation 12.00%, due 06/01/06...........        700,000         726,250

34                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
MVE Inc. 12.50%, due 02/15/02.....................  $     600,000   $     618,000
Owens Illinois Inc. 8.10%, due 05/15/07...........        750,000         763,297
Plastic Containers Inc. 10.00%, due 12/15/06......        300,000         311,250
Printpack Inc. 10.625%, due 08/15/06..............        600,000         635,250
Stone Container Corporation 10.75%, due
10/01/02..........................................        550,000         574,750
Stone Container Corporation 12.25%, due
04/01/02..........................................        400,000         410,000
United States Can Corporation 10.125%, due
10/15/06..........................................  $   1,200,000       1,278,000
                                                                    -------------
                                                                        5,316,797

ELECTRONICS -- 0.81%
---------------------------------------------------------------------------------
Qualcomm Financial Trust I Trust Preferred Sec
144A..............................................         12,000         570,000

ENERGY -- 1.45%
---------------------------------------------------------------------------------
Ferrellgas Partners L P 9.375%, due 06/15/06......  $     550,000         566,500
Midland Cogeneration Venture L P 10.33%, due
07/23/02..........................................        205,074         220,968
Midland Funding Corporation I 10.33%, due
07/23/02..........................................        220,821         237,934
                                                                    -------------
                                                                        1,025,402
ENTERTAINMENT & LEISURE -- 2.45%
---------------------------------------------------------------------------------
AMF Group Inc. 10.875%, due 03/15/06..............        700,000         756,000
Coach USA Inc. 9.375%, due 07/01/07...............        200,000         201,000
Cobblestone Golf Group Inc. 11.50%, due
06/01/03..........................................        400,000         422,000
Coleman Escrow Corporation Zero Coupon, due
05/15/01..........................................        550,000         347,875
                                                                    -------------
                                                                        1,726,875

FOOD & BEVERAGES & TOBACCO -- 1.60%
---------------------------------------------------------------------------------
Cott Corporation 9.375%, due 07/01/05.............        400,000         419,000
North Atlantic Trading Inc. 11.00%, due
06/15/04..........................................        500,000         507,500
RJR Nabisco Inc. 8.50%, due 07/01/07..............        200,000         199,500
                                                                    -------------
                                                                        1,126,000

GAMING -- 0.90%
---------------------------------------------------------------------------------
Trump Atlantic City Associates 11.25%, due
05/01/06..........................................        650,000         635,375
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

HEALTH CARE -- 5.53%
---------------------------------------------------------------------------------
Dade International Inc. 11.125%, due 05/01/06.....  $     450,000   $     500,625
Mariner Health Group Inc. 9.50%, due 04/01/06.....        650,000         679,250
Maxxim Medical Inc. 10.50%, due 08/01/06..........      1,000,000       1,082,500
Quest Diagnostics Inc. 10.75%, due 12/15/06.......        650,000         702,000
Tenet Healthcare Corporation 8.625%, due
12/01/03..........................................        500,000         519,375
Twin Laboratories Inc. 10.25%, due 05/15/06.......  $     400,000         423,000
                                                                    -------------
                                                                        3,906,750

HOTELS & RESTAURANTS -- 1.62%
---------------------------------------------------------------------------------
Foodmaker Inc. (Wts) (a)..........................            250           3,563
H M H Properties Inc. 9.50%, due 05/15/05.........  $     800,000         837,000
Hammon John Q. Hotels 8.875%, due 02/15/04........        300,000         304,125
                                                                    -------------
                                                                        1,144,688

MACHINERY -- 0.97%
---------------------------------------------------------------------------------
Mettler Toledo Inc. 9.75%, due 10/01/06...........        650,000         680,875

METALS & MINING -- 4.38%
---------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corporation 10.875%,
due 10/15/06......................................        500,000         540,000
Kaiser Aluminum & Chemical Corporation 12.75%, due
02/01/03..........................................        500,000         543,750
Oregon Steel Mills Inc. 11.00%, due 06/15/03......        650,000         698,750
WCI Steel Inc. 10.00%, due 12/01/04...............        800,000         828,000
Wheeling Pittsburgh Corporation 9.375%, due
11/15/03..........................................        500,000         478,750
                                                                    -------------
                                                                        3,089,250

OIL SERVICES -- 3.93%
---------------------------------------------------------------------------------
Clark USA Inc. 10.875%, due 12/01/05..............      1,100,000       1,168,750
Maxus Energy Corporation 9.375%, due 11/01/03.....        900,000         959,625
Maxus Energy Corporation 11.25%, due 05/01/13.....         45,000          46,969
Mesa Operating Company 10.625%, due 07/01/06......        250,000         284,375

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     35

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Pride Petroleum Services Inc. 9.375%, due
05/01/07..........................................  $     300,000   $     311,250
                                                                    -------------
                                                                        2,770,969

PAPER & FOREST PRODUCTS -- 1.38%
---------------------------------------------------------------------------------
Crown Paper Company 11.00%, due 09/01/05..........        400,000         402,000
Maxxam Group Inc. 11.25%, due 08/01/03............        550,000         569,938
                                                                    -------------
                                                                          971,938

PUBLISHING -- 0.29%
---------------------------------------------------------------------------------
Von Hoffmann Press Inc. 10.375%, due 05/15/07.....        200,000         207,500

RESTAURANTS -- 1.78%
---------------------------------------------------------------------------------
AFC Enterprises Inc. 10.25%, due 05/15/07.........        400,000         406,000
Boston Chicken Inc. 7.75%, due 05/01/04...........        550,000         499,812
Foodmaker Corporation 9.75%, due 11/01/03.........        350,000         353,500
                                                                    -------------
                                                                        1,259,312

RETAIL -- 4.31%
---------------------------------------------------------------------------------
Ann Taylor Inc. 8.75%, due 06/15/00...............        440,000         444,400
Brown Group Inc. 9.50%, due 10/15/06..............        350,000         359,625
Cole National Group Inc. 9.875%, due 12/31/06.....        750,000         789,375
Corporate Express Inc. 4.50%, due 07/01/00........        750,000         670,312
Michaels Stores Inc. 6.75%, due 01/15/03..........        850,000         782,000
                                                                    -------------
                                                                        3,045,712

RUBBER & PLASTICS -- 0.77%
---------------------------------------------------------------------------------
Polymer Group Inc. 9.00%, due 07/01/07............  $     550,000         541,151

TELECOMMUNICATIONS -- 14.95%
---------------------------------------------------------------------------------
American Communications Services Inc. (Wts) (a)...            800          75,200
American Communications Services Inc. Zero Coupon,
due 11/01/05......................................  $   1,000,000         590,000
Brooks Fiber Properties Inc. Zero Coupon, due
11/01/01..........................................      1,150,000         751,812
Brooks Fiber Properties Inc. 10.00%, due
06/01/07..........................................        300,000         304,500
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
CCPR Services Inc. 10.00%, due 02/01/07...........  $   1,000,000   $   1,001,250
Comcast Cellular Holdings Inc. 9.50%, due
05/01/07..........................................      1,350,000       1,366,875
Globalstar L P/Globalstar Capital 11.25%, due
06/15/04..........................................        350,000         328,125
Globalstar L P/Globalstar Capital 11.375%, due
02/15/04..........................................        700,000         705,250
ICG Holdings Inc. Zero Coupon, due 05/01/06.......      1,100,000         734,250
MFS Communications Inc. Zero Coupon, due
01/15/04..........................................        500,000         463,125
Nextel Communications Inc. Zero Coupon, due
08/15/04..........................................        300,000         231,750
Orion Network Systems Inc. 12.50%, due 01/15/07
(v)...............................................  $     850,000         493,000
Pagemart (Wts) (a)................................          3,450          24,150
Pagemart Nationwide Inc...........................          1,750          17,500
Sprint Spectrum L P Zero Coupon, due 08/15/06.....  $   1,250,000         906,250
Sprint Spectrum L P 11.00%, due 08/15/06..........        650,000         721,500
Teleport Communications Group Zero Coupon, due
07/01/07..........................................        950,000         685,188
Teleport Communications Group 9.875%, due
07/01/06..........................................        900,000         956,250
Winstar Equipment Corporation 12.50%, due
03/15/04..........................................        200,000         195,250
                                                                    -------------
                                                                       10,551,225

TEXTILES -- 1.27%
---------------------------------------------------------------------------------
Carter William Company 10.375%, due 12/01/06......        850,000         894,625

TRANSPORTATION -- 0.39%
---------------------------------------------------------------------------------
Atlas Air Inc. 12.25%, due 12/01/02...............        250,000         277,500

WASTE MANAGEMENT -- 1.37%
---------------------------------------------------------------------------------
Allied Waste North America Inc. 10.25%, due
12/01/06..........................................        900,000         969,750
TOTAL CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON STOCKS
(IDENTIFIED COST $57,393,453)....................................      59,158,097
---------------------------------------------------------------------------------

FOREIGN BONDS -- 10.56%
---------------------------------------------------------------------------------

BASIC INDUSTRIES -- 1.80%
---------------------------------------------------------------------------------
Cemex S A 12.75%, due 07/15/06....................      1,100,000       1,271,875

36                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
BROADCASTING -- 2.00%
---------------------------------------------------------------------------------
Grupo Televisa S A 11.375%, due 05/15/03..........  $     850,000   $     931,812
Grupo Televisa S A De C V 11.875%, due 05/15/06...        150,000         168,938
TV Azteca S A De C V 10.125%, due 02/15/04........        300,000         307,500
                                                                    -------------
                                                                        1,408,250

CONTAINERS/PACKAGING -- 0.89%
---------------------------------------------------------------------------------
Viacap S A De C V 11.375%, due 05/15/07...........        600,000         629,250
GOVERNMENT BOND -- 3.30%
---------------------------------------------------------------------------------
Argentina Rep 11.00%, due 10/09/06................        900,000       1,002,375
Mexico United Mexico States 9.875%, due
01/15/07..........................................        500,000         531,875
Russian Federation 10.00%, due 06/26/07...........        300,000         298,125
St. Petersburg Russia 9.50%, due 06/18/02.........        500,000         500,625
                                                                    -------------
                                                                        2,333,000

OIL SERVICES -- 0.57%
---------------------------------------------------------------------------------
Petroleos Mexicanos 9.00%, due 06/01/07...........        400,000         402,500
PAPER & FOREST PRODUCTS -- 0.64%
---------------------------------------------------------------------------------
Indah Kiat Finance Mautitius Limited 10.00%, due
07/01/07..........................................        450,000         448,313

TRANSPORTATION -- 1.36%
---------------------------------------------------------------------------------
Greater Bejing First Expressway 9.50%, due
06/15/07..........................................        200,000         202,712
TFM S A Ce C V 10.25%, due 06/15/07...............        250,000         254,062
Transportacion Maritima Mexica 10.00%, due
11/15/06..........................................        500,000         503,750
                                                                    -------------
                                                                          960,524
TOTAL FOREIGN BONDS
(IDENTIFIED COST $7,195,972).....................................       7,453,712
---------------------------------------------------------------------------------
                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

U.S. TREASURY BILLS -- 2.89%
---------------------------------------------------------------------------------
United States Treasury Bill 4.82%, due 09/04/97...  $     500,000   $     495,649
United States Treasury Bill 4.85%, due 09/04/97...        750,000         743,432
United States Treasury Bill 5.07%, due 07/24/97...        800,000         797,409
                                                                    -------------
                                                                        2,036,490
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $2,036,490).....................................       2,036,490
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 2.17%
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement
4.00%, due 07/01/97
Collateral: U.S. Treasury Note $1,530,000 6.50%
due 8/15/05 Value $1,566,131......................      1,535,000       1,535,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $1,535,000).....................................       1,535,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $68,160,915)....................................   $  70,183,299

OTHER ASSETS LESS LIABILITIES -- 0.58%...........................         409,971
                                                                    -------------

NET ASSETS -- 100%...............................................   $  70,593,270
---------------------------------------------------------------------------------

(a) Non-income Producing
(v) Variable interest rate security. Maturity date shown is the next interest reset date.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     37

THE ENTERPRISE TAX-EXEMPT INCOME PORTFOLIO

MORGAN STANLEY ASSET MANAGEMENT, INC.
New York, New York

INVESTMENT MANAGEMENT

Morgan Stanley Asset Management, Inc,. a wholly owned subsidiary of the Morgan Stanley Group, Inc,. has managed the Enterprise Tax-Exempt Income Portfolio since January 1, 1992. Morgan Stanley manages over $74 billion for institutional clients. Morgan Stanley's normal investment minimum is $25 million.

INVESTMENT OBJECTIVE

The investment objective of the Enterprise Tax-Exempt Income Portfolio is to seek a high level of current income exempt from federal income tax, with consideration given to preservation of principal, primarily from investment in a diversified portfolio of long term investment grade municipal bonds.

INVESTMENT PHILOSOPHY

Our management style is risk averse and conservative. We strive to add value by concentrating on high quality tax-exempt municipal securities and capitalizing on investment opportunities that arise because of volatility, changes in the yield curve and sector analysis that reveals pricing inefficiencies.

FIRST HALF 1997 PERFORMANCE REVIEW

The U.S. fixed income market rebounded from a weak first quarter to turn in a solid performance in the second quarter. Economic growth slowed markedly from the very rapid pace of the first quarter and the major inflation measures remained exceptionally well behaved. With an economy slowing to a more moderate growth pace and with no signs of inflation, the Federal Reserve did not tighten monetary policy at either its May or July meetings. The bond markets responded quite favorably to these developments, with interest rates falling between 30 and 40 basis points across the yield curve.

Year-to-date, the Municipal bond market has done a commendable job of keeping up with the U.S. Treasury market. Municipals, historically known to lag the Treasury market during market surges, were able to put in a strong showing during the 2nd quarter due to a number of factors. An active but manageable new issue supply flow was met with strong seasonal demand due to the large number of June and July bond redemptions and coupon payments. Property and casualty insurance companies healthy appetite continued to fuel the new issue fire, with deals being underwritten at very aggressive levels. Individual investors remained selectively active, buying on the longer end of the yield curve during market weakness and sticking to the shorter end when absolute yield levels did not look enticing. As the second quarter came to a close, credit quality spreads became non-existent, with AAA, AA and insured paper virtually trading on top of each other versus a fifteen basis point plus spread at the beginning of the year.

FUTURE INVESTMENT STRATEGY

While the Fed remains watchful for signals of potential inflationary pressures, market participants have increasingly concluded that given the exceptionally well behaved nature of inflation measures to date, the Fed may be unlikely to tighten further without deterioration in these measures. If interest rates stay at or near their current levels, a steady

38                    THE ENTERPRISE GROUP OF FUNDS, INC.

stream of advance refunding of higher coupon outstanding bonds should keep municipal supply and demand well balanced during the third quarter. In this market environment, we will continue to focus on the high end of the quality spectrum and will look for those credits we feel will differentiate themselves when quality spreads return to more normal levels.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     39

TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 98.18%
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
----------------------------------------------------------------------------------

ALABAMA -- 0.93%
----------------------------------------------------------------------------------
    Alabama Housing Finance Authority Single
    Family Mortgage Revenue Home Mortgage Series
    A-1 6.55% due 10/01/14........................  $      250,000   $     263,998

ARIZONA -- 3.18%
----------------------------------------------------------------------------------
    Salt River Project, Arizona Agriculture Import
    and Power District Electric System Revenue
    5.00% due 01/01/30............................       1,000,000         903,890

CALIFORNIA -- 2.52%
----------------------------------------------------------------------------------
    California State General Obligation Bonds
    6.10% due 09/01/00............................         150,000         162,920
    Los Angeles County, California Sales Tax
    Series A Revenue 6.75% due 07/01/18
    Prerefunded 07/01/01 at 102...................         500,000         552,760
                                                                     -------------
                                                                           715,680

CONNECTICUT -- 0.39%
----------------------------------------------------------------------------------
    Connecticut State Health & Education Facility
    Revenue Hospital MBIA 7.10% due 07/01/25......         100,000         109,371

DELAWARE -- 2.43%
----------------------------------------------------------------------------------
    Delaware Transportation Authority Systems
    Revenue 6.50% due 07/01/11 Prerefunded
    07/01/01 at 102...............................         630,000         688,325

FLORIDA -- 8.11%
----------------------------------------------------------------------------------
    Broward County, Broward Recovery Revenue 7.95%
    due 12/01/08..................................         325,000         353,756
    Florida State Board Education Capital Outlay
    Series C 5.50% due 06/01/23...................       1,500,000       1,471,620

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
    Florida State Board Education Capital Outlay
    Series A 7.25% due 06/01/23...................  $      170,000   $     184,722
    Orlando Florida Utilities Commission Water and
    Electric Revenue Refunding Sub Series D 6.75%
    due 10/01/17..................................         250,000         291,927
                                                                     -------------
                                                                         2,302,025

GEORGIA -- 1.85%
----------------------------------------------------------------------------------
    Atlanta Downtown Development Authority
    Underground Atlanta Project 6.25% due
    10/01/12......................................         500,000         526,360

IDAHO -- 1.36%
----------------------------------------------------------------------------------
    Idaho Housing Agency Single Family Mortgage
    Revenue Series F-2 (AMT) 7.80% due 01/01/20...         365,000         385,790

ILLINOIS -- 2.89%
----------------------------------------------------------------------------------
    Du Page County, Illinois Revenue 6.50% due
    01/01/12 Prerefunded 01/01/02 at 102..........         750,000         820,770

LOUISIANA -- 1.15%
----------------------------------------------------------------------------------
    Louisiana State Offshore Term Authority
    Deepwater Port Revenue Series E 7.60% due
    09/01/10......................................         300,000         327,555

MARYLAND -- 3.68%
----------------------------------------------------------------------------------
    Maryland State General Obligation Bonds 5.50%
    due 02/01/07..................................       1,000,000       1,044,120

MASSACHUSETTS -- 2.77%
----------------------------------------------------------------------------------
    Massachusetts State Housing Finance Agency
    Revenue Residential FNMA Collateral-A 6.90%
    due 11/15/24..................................         750,000         785,408

40                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
MICHIGAN -- 3.80%
----------------------------------------------------------------------------------
    Michigan State Building Authority Revenue
    Series I 6.40% due 10/01/04...................  $    1,000,000   $   1,077,790

MISSOURI -- 0.47%
----------------------------------------------------------------------------------
    Missouri State Housing Development Community
    Mortgage Single Family GNMA Revenue Series B
    (AMT) 8.25% due 05/01/19......................         130,000         134,646
NEBRASKA -- 3.57%
----------------------------------------------------------------------------------
    Omaha Public Power District Nebraska Electric
    Revenue 5.60% due 02/01/12....................       1,000,000       1,012,240

NEVADA -- 6.84%
----------------------------------------------------------------------------------
    Clark County School District Series A MBIA
    7.00% due 06/01/11............................         750,000         879,877
    Nevada State General Obligation Bonds 6.25%
    due 07/01/12..................................       1,000,000       1,060,290
                                                                     -------------
                                                                         1,940,167

NEW MEXICO -- 1.59%
----------------------------------------------------------------------------------
    New Mexico Mortgage Finance Authority Single
    Family Mortgage 7.80% due 09/01/17............         435,000         449,847

NEW YORK -- 12.50%
----------------------------------------------------------------------------------
    New York City General Obligation Series B (v)
    5.50% due 07/01/97............................         100,000         100,000
    New York City Municipal Water Finance
    Authority Water And Sewer Systems Revenue
    Series A (v) 5.50% due 07/01/97...............         100,000         100,000
    New York State Local Government Assistance
    7.00% due 04/01/21 Prerefunded 04/01/01 at
    102...........................................         500,000         552,695
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
    New York State Mortgage Agency Revenue 7.95%
    due 10/01/14..................................  $      200,000   $     204,918
    New York State Power Authority Revenue &
    General Purpose Series CC 5.00% due
    01/01/09......................................       1,200,000       1,188,144
    Triborough Bridge & Tunnel Authority, New York
    General Purpose Series A 6.00% due 01/01/10...       1,300,000       1,400,503
                                                                     -------------
                                                                         3,546,260

OHIO -- 0.24%
----------------------------------------------------------------------------------
    Ohio Housing Finance Agency Single Family
    Mortgage Revenue GNMA (AMT) 8.25% due
    12/15/19......................................          65,000          67,835

OKLAHOMA -- 5.57%
----------------------------------------------------------------------------------
    Tulsa, Oklahoma General Obligation Bonds 6.30%
    due 06/01/17..................................       1,500,000       1,580,040

OREGON -- 1.49%
----------------------------------------------------------------------------------
    Oregon State General Obligation Bonds 7.00%
    due 12/01/11..................................         400,000         422,996

PENNSYLVANIA -- 2.90%
----------------------------------------------------------------------------------
    Philadelphia Pennsylvania Hospitals & Higher
    Education Facilities Hospital Revenue 6.50%
    due 02/15/09 Prerefunded 02/15/02 at 102......         750,000         822,090

SOUTH CAROLINA -- 0.18%
----------------------------------------------------------------------------------
    Charleston County South Carolina Resource
    Recovery Revenue (AMT) 9.25% due 01/01/10.....          50,000          52,516

TEXAS -- 7.82%
----------------------------------------------------------------------------------
    Brazos River Authority Texas Revenue 8.25% due
    05/01/15......................................         150,000         157,220

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     41

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT           VALUE
    Houston Texas General Obligation Bonds 6.00%
    due 03/01/05..................................  $      500,000   $     525,835
    San Antonio, Revenue Refunding General
    Obligation Bonds 5.75% due 08/01/13...........         975,000         990,434
    Texas Housing Agency Residential Development
    Revenue Series A GNMA Collateral 7.60% due
    07/01/16......................................         110,000         114,206
    Texas State Department Housing Community
    Affairs Home Mortgage Revenue GNMA Collateral
    Series A 6.95% due 07/01/23...................         410,000         431,919
                                                                     -------------
                                                                         2,219,614

UTAH -- 0.28%
----------------------------------------------------------------------------------
    Utah State Housing Finance Agency Single
    Family Mortgage Series E (AMT) 9.00% due
    01/01/19......................................          75,000          79,100

VIRGINIA -- 10.76%
----------------------------------------------------------------------------------
    Fairfax County, Virginia General Obligation
    Bonds 5.40% due 05/01/11......................       1,000,000       1,013,320
    Fairfax County, Virginia Water Authority
    Revenue 5.75% due 04/01/29....................       1,000,000       1,000,700
                                                      PRINCIPAL
                                                        AMOUNT           VALUE

    Virginia State Transportation Board Revenue
    6.00% due 04/01/10............................  $    1,000,000   $   1,038,490
                                                                     -------------
                                                                         3,052,510

WASHINGTON -- 7.31%
----------------------------------------------------------------------------------
    Tacoma, Washington Electric Systems Revenue
    AMBAC 6.15% due 01/01/08......................       1,000,000       1,060,830
    Washington State General Obligation Series 93A
    5.75% due 10/01/17............................       1,000,000       1,014,020
                                                                     -------------
                                                                         2,074,850

WISCONSIN -- 1.60%
----------------------------------------------------------------------------------
    Wisconsin Housing & Economic Development
    Authority Home Ownership Revenue Series A
    7.75% due 09/01/17............................         435,000         454,783
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $26,452,568).....................................      27,860,576
----------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $26,452,568).....................................   $  27,860,576
OTHER ASSETS LESS LIABILITIES -- 1.82%............................         517,670
                                                                     -------------
NET ASSETS -- 100%................................................   $  28,378,246
----------------------------------------------------------------------------------

AMT Securities subject to Alternative Minimum Tax
(v) Variable interest rate security; Interest rate is as of June 30, 1997, and is adjusted daily. Maturity date shown is the next interest reset date.

See notes to financial statements.

42                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE MANAGED PORTFOLIO

OPCAP ADVISORS
New York, New York

INVESTMENT MANAGEMENT

OpCap Advisors, a wholly owned subsidiary of Oppenheimer Capital, became investment adviser to the Enterprise Managed Portfolio on October 1, 1994. Oppenheimer Capital currently manages approximately $57 billion for institutional clients. OpCap Advisors' normal investment minimum is $10 million.

INVESTMENT OBJECTIVE

The objective of the Enterprise Managed Portfolio is to seek growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on our assessment of relative investment values.

INVESTMENT PHILOSOPHY

Our investment process allows us to take advantage of opportunities in all market sectors by shifting the investment mix among stocks, bonds and money market instruments. The focus of our investment process is to identify quality companies that are undervalued in the market. The average annual return on equity of these companies is in excess of the average return on equity of the companies in the S&P 500 Index, while the average price-earnings ratio of these companies is significantly below the price-earnings ratio for those companies in the S&P 500 Index. This combination of high returns on equity and low security valuations may help preserve capital in down markets and may provide opportunity for investment profit over time.

FIRST HALF 1997 PERFORMANCE REVIEW

After a weak first quarter, the market took off during the second quarter, rising relentlessly and confounding the skeptics along the way. What would have been considered miraculous only a few years ago, low unemployment with low inflation, has become recurring economic reality. In May, the jobless rate fell to 4.8%, the lowest in 24 years. Defying standard economic theory that tight job markets lead to inflation, the consumer price index subsided also, rising only
2.25 from a year earlier. When one stands back from the usual gyrations in short-term economic data, there are few signs of disruption to this favorable economic environment. If we were to worry, it would be about tightening labor markets. Rising wage rates could boost inflation somewhat but we believe that a protracted problem with inflation can be caused only by too-rapid growth of the money supply.

FUTURE INVESTMENT STRATEGY

At June 30 Portfolio assets were allocated 87% to common stocks and 13% to cash and cash equivalents. We expect companies owned by the Portfolio to continue to improve their results. The pending consummation of the merger of McDonnell Douglas Corporation and Boeing Co. should enable our McDonnell Douglas holding to perform well. In the coming months, we expect E.I. DuPont de Nemours Company to announce a restructuring which may spur its business performance. While the market has mistakenly, in our view, neglected Citicorp stock much of this year, its business, particularly the two-thirds generated by international operations, continues to surge. Moreover, Citicorp continues to repurchase its shares at a very aggressive pace. Share repurchases add value by reducing the number outstanding, making the remaining shares worth more.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     43

Our major disappointment this year is Wells Fargo which has encountered severe difficulties in its merger with First Interstate Bancorp, completed in April 1996. We do not foresee a resolution of these issues before year end. Fortunately, the company continues to repurchase its stock at a high rate of approximately 7% to 8% per year. We continue to own the stock in anticipation it will provide superior returns over time.

The Portfolio continues to seek to invest in businesses that are worth inherently more, in our judgment, than their asking prices. We seek to preserve the Portfolio's capital in all market conditions, including market corrections, because we remain disciplined about not overpaying for stocks and because the businesses in which we invest tend to generate excess cash which they use to create long-term value for shareholders. We remain focused on individual companies where we try to understand in what direction their businesses are going over the next several years and are less concerned about attempting to predict where the stock market is heading in the next month.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

44                    THE ENTERPRISE GROUP OF FUNDS, INC.

MANAGED PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMON STOCKS -- 87.37%                                AMOUNT           VALUE
---------------------------------------------------------------------------------
AEROSPACE -- 6.62%
---------------------------------------------------------------------------------
Lockheed Martin Corporation.......................         55,000   $   5,695,938
Loral Space & Communications (a)..................         45,000         675,000
McDonnell Douglas Corporation.....................        190,000      13,015,000
                                                                    -------------
                                                                       19,385,938
AUTOMOTIVE -- 1.89%
---------------------------------------------------------------------------------
LucasVarity PLC (ADR).............................        160,000       5,540,000
BANKING -- 13.37%
---------------------------------------------------------------------------------
BankBoston Corporation............................        100,000       7,206,250
Citicorp..........................................        110,000      13,261,875
First Empire State Corporation....................         11,500       3,875,500
Wells Fargo & Company.............................         55,000      14,822,500
                                                                    -------------
                                                                       39,166,125

CABLE -- 4.57%
---------------------------------------------------------------------------------
Tele-Communications Inc. (a)......................        900,000      13,387,500

CHEMICALS -- 6.56%
---------------------------------------------------------------------------------
Du Pont (E. I.) de Nemours & Company..............        230,000      14,461,250
Hercules Inc......................................         54,600       2,613,975
Monsanto Company..................................         50,000       2,153,125
                                                                    -------------
                                                                       19,228,350

COMPUTER SOFTWARE -- 0.95%
---------------------------------------------------------------------------------
Computer Associates International Inc.............         50,000       2,784,375

CONSUMER PRODUCTS -- 6.45%
---------------------------------------------------------------------------------
Mattel Inc........................................        360,000      12,195,000
Nike Inc..........................................        115,000       6,713,125
                                                                    -------------
                                                                       18,908,125

DRUGS & MEDICAL PRODUCTS -- 2.42%
---------------------------------------------------------------------------------
Becton, Dickinson & Company.......................        140,000       7,087,500
ELECTRICAL EQUIPMENT -- 1.57%
---------------------------------------------------------------------------------
Varian Associates Inc.............................         85,000       4,611,250
ELECTRONICS -- 0.77%
---------------------------------------------------------------------------------
Unitrode Corporation (a)..........................         45,000       2,266,875
ENERGY -- 1.72%
---------------------------------------------------------------------------------
Triton Energy Ltd. (a)............................        110,000       5,039,375

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

INSURANCE -- 6.40%
---------------------------------------------------------------------------------
ACE Ltd...........................................         50,000   $   3,693,750
EXEL Ltd..........................................        210,000      11,077,500
Travelers Property Casualty Corporation...........        100,000       3,987,500
                                                                    -------------
                                                                       18,758,750

MACHINERY -- 7.65%
---------------------------------------------------------------------------------
Caterpillar Inc...................................        110,000      11,811,250
Tenneco Inc.......................................        234,300      10,587,431
                                                                    -------------
                                                                       22,398,681

METALS & MINING -- 1.81%
---------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold (Class B)..........        170,000       5,291,250

MISC. FINANCIAL SERVICES -- 10.86%
---------------------------------------------------------------------------------
American Express Company..........................         80,000       5,960,000
Countrywide Credit Industries Inc.................        130,000       4,054,375
Federal Home Loan Mortgage Corporation............        400,000      13,750,000
Federal National Mortgage Association.............        184,700       8,057,537
                                                                    -------------
                                                                       31,821,912

PAPER & FOREST PRODUCTS -- 2.64%
---------------------------------------------------------------------------------
Champion International Corporation................        140,000       7,735,000

PUBLISHING -- 0.44%
---------------------------------------------------------------------------------
Donnelley R R & Sons Company......................         35,100       1,285,538

RESTAURANTS -- 3.96%
---------------------------------------------------------------------------------
McDonalds Corporation.............................        240,000      11,595,000

TECHNOLOGY -- 4.35%
---------------------------------------------------------------------------------
Intel Corporation.................................         37,100       5,261,244
National Semiconductor Corporation (a)............        244,300       7,481,687
                                                                    -------------
                                                                       12,742,931

TRANSPORTATION -- 1.93%
---------------------------------------------------------------------------------
Union Pacific Corporation.........................         80,000       5,640,000

WASTE MANAGEMENT -- 0.44%
---------------------------------------------------------------------------------
Waste Management Inc..............................         39,961       1,283,747
TOTAL COMMON STOCKS
(IDENTIFIED COST $194,510,268)...................................     255,958,222
---------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     45

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 9.52%
---------------------------------------------------------------------------------
General Electric Company 5.52% due 07/17/97.......  $  10,000,000   $   9,975,467
IBM Credit Corporation 5.54% due 07/28/97.........      9,000,000       8,962,605
Ford Motor Credit Company 5.53% due 07/28/97......      9,000,000       8,962,672
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $27,900,744)....................................      27,900,744
---------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.19%
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
5.00% due 07/01/97
Collateral: U.S. Treasury Note $9,310,000, 6.50%
due 8/15/05 Value $9,529,856......................  $   9,340,000   $   9,340,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $9,340,000).....................................       9,340,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $231,751,012)...................................   $ 293,198,966
OTHER ASSETS LESS LIABILITIES -- (0.08)%.........................        (224,326)
                                                                    -------------
NET ASSETS -- 100%...............................................   $ 292,974,640
---------------------------------------------------------------------------------

(a) Non-income Producing
ADR American Depository Receipts
Ltd Limited

See notes to financial statements.

46                    THE ENTERPRISE GROUP OF FUNDS, INC.

THE ENTERPRISE MONEY MARKET PORTFOLIO

ENTERPRISE CAPITAL MANAGEMENT, INC.
Atlanta, Georgia

INVESTMENT MANAGEMENT

Enterprise Capital Management is a wholly owned subsidiary of The Mutual Life Insurance Company of New York. We have managed the Enterprise Money Market Portfolio since May 1, 1992.

INVESTMENT OBJECTIVE

The objective of the Enterprise Money Market Portfolio is the highest possible level of current income consistent with the preservation of capital and liquidity in obligations maturing in one year or less from the time of purchase.

INVESTMENT PHILOSOPHY

We invest primarily in high quality (A-1/P-1) short-term money market instruments, principally commercial paper. While interest rate projection is not a key component of our management style, we do emphasize purchases primarily in a maturity range of 60 to 120 days. This provides the Portfolio flexibility to respond to significant changes in the market.

FIRST HALF 1997 PERFORMANCE REVIEW

On a wave of rising fears of rapid economic expansion, the Federal Reserve acted at its March meeting to increase the short-term Fed Funds rate to 5.5% from 5.25%, the first move in over a year. Over the course of the second quarter of 1997, concerns subsided among fixed income investors over a further move by the Federal Reserve Board to tighten monetary policy via another boost in the overnight Fed Funds rate. Retail sales, a key indicator of economic vitality, slowed markedly in the second quarter falling at an annualized rate of 5.3% from February to May, hinting at a much quieter economic pace than that exhibited in the first quarter. Still, leading up to the May meeting, many market participants thought the Fed would again tighten monetary policy due to very tight labor market conditions. However, the Fed held its policy steady in May and has been vindicated in the face of a quiescent inflationary backdrop, moderating economic growth and recent easing of labor market pressures.

The yield curve remains relatively flat. Investors responded to the moderating economic conditions in the second quarter and the Fed's restraint against additional tightening of monetary policy by staging a strong rally. Interest rates on the long Treasury declined by 32 basis points in the second quarter from a yield of 7.10% at the end of the first quarter to 6.78% at the end of the second quarter. The 30 day and 7 day effective yield of the Enterprise Money Market Portfolio were identical at 4.76% as of June 30, 1997, with an average maturity of 31 days.

FUTURE INVESTMENT STRATEGY

The prevailing sentiment is that the Federal Open Market Committee is on hold in terms of an interest rate move absent a significant re-igniting of economic growth in the third quarter. The Portfolio is being managed to react quickly to the change of investor expectations. Short maturity investments allow flexibility, while some longer maturity investments lock in yields.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     47

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
COMMERCIAL PAPER -- 91.98%                             AMOUNT           VALUE
---------------------------------------------------------------------------------
American Express Credit Corporation, 5.52% due
07/28/97..........................................  $   2,000,000   $   1,991,720
Associates Corporation North America, 5.56% due
07/07/97..........................................      1,600,000       1,598,517
Associates Corporation North America, 5.61% due
07/24/97..........................................      1,100,000       1,096,057
Avco Financial Services Inc 5.65% due 07/21/97....      1,000,000         996,861
Avco Financial Services Inc. 5.58% due 07/03/97...      2,000,000       1,999,380
Banco Real S A Grand Cayman 5.57% due 10/02/97....      3,000,000       2,956,833
Bank of New York 5.52% due 07/10/97...............      3,000,000       2,995,860
Bell Atlantic Financial Services 5.55% due
07/07/97..........................................      2,018,000       2,016,133
Canadian Wheat Board 5.57% due 07/15/97...........      2,500,000       2,494,585
Capital One Funding Corporation 5.63% due
07/03/97..........................................      2,500,000       2,500,000
CIT Group Holdings Inc. 5.56% due 07/03/97........      1,500,000       1,499,537
CIT Group Holdings Inc. 5.58% due 07/07/97........        900,000         899,163
Commercial Credit Company 5.55% due 08/29/97......      3,000,000       2,972,713
Copley Financing Corporation 5.55% due 07/02/97...      2,500,000       2,499,615
Dupont E I De Nemours & Company 5.54% due
08/04/97..........................................      2,500,000       2,486,919
Enterprise Funding Corporation 5.54% due
07/11/97..........................................      1,000,000         998,461
Ford Motor Credit Company 5.53% due 08/26/97......        500,000         495,699
Ford Motor Credit Company 5.61% due 07/07/97......      1,300,000       1,298,785
General Electric Capital Corporation, 5.52% due
07/25/97..........................................      1,000,000         996,320
Heller Financial Inc. 5.64% due 07/22/97..........      1,500,000       1,495,065
Heller Financial Inc. 5.68% due 07/21/97..........      1,000,000         996,844
Household Finance Corporation 5.48% due
07/14/97..........................................      1,200,000       1,197,625
Household Finance Corporation 5.59% due
08/25/97..........................................      1,800,000       1,784,628
John Hancock Capital Corporation 5.60% due
08/12/97..........................................      1,000,000         993,467
John Hancock Capital Corporation 5.68% due
08/12/97..........................................      1,000,000         993,373
Lucent Technologies Inc. 5.57% due 08/04/97.......      2,200,000       2,188,427

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
Merrill Lynch & Company Inc. 5.58% due 07/21/97...  $     645,000   $     643,001
Merrill Lynch & Company Inc. 5.60% due 08/26/97...      1,000,000         991,289
Metropolitan Life Funding Inc. 5.53% due
07/18/97..........................................      1,288,000       1,284,637
National Westminster Bank Plc 5.61% due
07/08/97..........................................      1,000,000         998,909
NYNEX Corporation 5.53% due 07/24/97..............      2,500,000       2,491,167
Paccar Financial Corporation 5.58% due 07/03/97...        500,000         499,845
Panasonic Finance Inc. 5.55% due 07/14/97.........      2,000,000       1,995,992
Province De Quebec 5.65% due 07/08/97.............      2,500,000       2,497,253
Prudential Funding Corporation 5.56% due
07/14/97..........................................      1,000,000         997,992
Sanwa Business Credit Corporation, 5.55% due
07/15/97..........................................        300,000         299,353
Sears Roebuck Acceptance Corporation, 5.55% due
07/21/97..........................................      2,000,000       1,993,833
Sears Roebuck Acceptance Corporation, 5.58% due
07/17/97..........................................      1,000,000         997,520
Sony Capital Corporation 5.54% due 07/17/97.......      2,000,000       1,995,074
                                                                    -------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $62,128,452)....................................      62,128,452
---------------------------------------------------------------------------------

CORPORATE NOTES -- 3.70%
---------------------------------------------------------------------------------
Asset Backed Securities Investment Trust (v),
5.69% due 07/15/97................................      2,500,000       2,500,000
                                                                    -------------
TOTAL CORPORATE NOTES
(IDENTIFIED COST $2,500,000).....................................       2,500,000
---------------------------------------------------------------------------------

SHORT TERM GOVERNMENT SECURITIES -- 3.70%
---------------------------------------------------------------------------------
Federal Home Loan Bank 5.85% due 11/06/97.........      1,000,000       1,000,000
Federal Home Loan Bank 5.91% due 03/24/98.........      1,500,000       1,500,000
                                                                    -------------
TOTAL SHORT TERM GOVERNMENT SECURITIES
(IDENTIFIED COST $2,500,000).....................................       2,500,000
---------------------------------------------------------------------------------

48                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------

Portfolio of Investments (Unaudited)
June 30, 1997
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES
                                                    OR PRINCIPAL
                                                       AMOUNT           VALUE
---------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.41%
---------------------------------------------------------------------------------
State Street Bank & Trust Repurchase Agreement,
2.00% due 07/01/97
Collateral: U.S. Treasury Bond $200,000 13.75% due
8/15/04 Value $292,349............................  $     280,000   $     280,000
                                                                    -------------
TOTAL REPURCHASE AGREEMENT
(IDENTIFIED COST $280,000).......................................         280,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS
(IDENTIFIED COST $67,408,452)....................................   $  67,408,452

OTHER ASSETS LESS LIABILITIES -- 0.21%...........................         140,331
                                                                    -------------

NET ASSETS -- 100%...............................................   $  67,548,783
---------------------------------------------------------------------------------

(v) Variable interest rate security; interest rate is as of June 30, 1997. The maturity date shown is the next interest reset date.

See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     49

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

June 30, 1997
--------------------------------------------------------------------------------

                                                                 EQUITY         CAPITAL
                                    GROWTH         EQUITY        INCOME       APPRECIATION
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                --------------  ------------  -------------  --------------
ASSETS:
-------------------------------------------------------------------------------------------
  Investments at value          $  426,249,963  $  2,155,656  $  98,445,001  $  119,082,015
-------------------------------------------------------------------------------------------
  Foreign currency at value
   (identified cost-$511,188)               --            --             --              --
-------------------------------------------------------------------------------------------
  Receivable for fund shares
   sold                              9,517,302        94,511        260,483          34,966
-------------------------------------------------------------------------------------------
  Receivable for investments
   sold                                     --            --        456,261         292,490
-------------------------------------------------------------------------------------------
  Dividends and interest
   receivable                          132,603         1,232        108,870          59,841
-------------------------------------------------------------------------------------------
  Due from investment adviser               --        10,999          6,195              --
-------------------------------------------------------------------------------------------
  Forward currency contracts
   (net) receivable                         --            --             --              --
-------------------------------------------------------------------------------------------
  Cash and other assets                    749         3,510            470          46,866
-------------------------------------------------------------------------------------------
    Total assets                $  435,900,617  $  2,265,908  $  99,277,280  $  119,516,178
-------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
  Payable for fund shares
   redeemed                            592,369            --         51,664         105,751
-------------------------------------------------------------------------------------------
  Payable for investments
   purchased                         3,804,230       210,789             --              --
-------------------------------------------------------------------------------------------
  Dividends and distributions
   payable                                  --            --         15,986              --
-------------------------------------------------------------------------------------------
  Investment advisory fee
   payable                             252,405         1,013         60,171          72,936
-------------------------------------------------------------------------------------------
  Distribution fee payable             185,199           724         40,914          46,598
-------------------------------------------------------------------------------------------
  Other accrued expenses               100,655        19,925         58,913         101,373
-------------------------------------------------------------------------------------------
    Total liabilities           $    4,934,858  $    232,451  $     227,648  $      326,658
-------------------------------------------------------------------------------------------
NET ASSETS                      $  430,965,759  $  2,033,457  $  99,049,632  $  119,189,520
-------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------
Accumulated paid-in capital        290,313,502     1,905,461     62,977,327      70,864,555
-------------------------------------------------------------------------------------------
Undistributed net investment
 income (loss)                      (1,019,762)          487         (8,959)       (591,693)
-------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on investments               3,774,313         1,847      4,651,989       8,210,338
-------------------------------------------------------------------------------------------
Accumulated net realized
 gain(loss) on futures                      --            --             --              --
-------------------------------------------------------------------------------------------
Unrealized appreciation
 (depreciation) of investments
 and foreign currencies
 denominated amounts               137,897,706       125,662     31,429,275      40,706,320
-------------------------------------------------------------------------------------------
Net assets                      $  430,965,759  $  2,033,457  $  99,049,632  $  119,189,520
-------------------------------------------------------------------------------------------
CLASS A: NET ASSETS             $  301,330,972  $  1,643,128  $  87,824,606  $  112,772,834
-------------------------------------------------------------------------------------------
Shares outstanding                  19,043,628       297,276      3,304,969       3,000,103
-------------------------------------------------------------------------------------------
Net asset value and redemption
 price per share                        $15.82         $5.53         $26.57          $37.59
-------------------------------------------------------------------------------------------
Sales charge per share                   $0.79         $0.28          $1.33           $1.87
-------------------------------------------------------------------------------------------
Maximum offering price per
 share, including sales charge
 of 4.75%                               $16.61         $5.81         $27.90          $39.46
-------------------------------------------------------------------------------------------
CLASS B: NET ASSETS             $   92,772,864  $    359,291  $  11,123,414  $    6,391,713
-------------------------------------------------------------------------------------------
Shares outstanding                   5,934,359        65,046        421,806         172,274
-------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                        $15.63         $5.52         $26.37          $37.10
-------------------------------------------------------------------------------------------
CLASS C: NET ASSETS             $    5,326,189  $     31,038  $     101,612  $       24,973
-------------------------------------------------------------------------------------------
Shares outstanding                     336,719         5,613          3,829             664
-------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                        $15.82         $5.53         $26.54          $37.60
-------------------------------------------------------------------------------------------
CLASS Y: NET ASSETS             $   31,535,734  $         --  $          --  $           --
-------------------------------------------------------------------------------------------
Shares outstanding                   1,984,971            --             --              --
-------------------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share             $15.89            --             --              --
-------------------------------------------------------------------------------------------
INVESTMENTS AT COST             $  288,352,257  $  2,029,994  $  67,015,726  $   78,375,695
-------------------------------------------------------------------------------------------

See notes to financial statements.

50                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                  SMALL
                                 COMPANY     INTERNATIONAL  GOVERNMENT    HIGH-YIELD    TAX-EXEMPT                     MONEY
                                  VALUE         GROWTH      SECURITIES       BOND         INCOME        MANAGED        MARKET
                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                               ------------  ------------  ------------  ------------  ------------  -------------  ------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
  Investments at value         $31,072,581   $ 57,360,751  $ 76,090,716  $ 70,183,299  $ 27,860,576  $ 293,198,966  $ 67,408,452
--------------------------------------------------------------------------------------------------------------------------------
  Foreign currency at value
   (identified cost-$511,188)           --        507,226            --            --            --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Receivable for fund shares
   sold                            382,855        619,370        93,697       289,621         6,763      1,876,497       855,844
--------------------------------------------------------------------------------------------------------------------------------
  Receivable for investments
   sold                            299,964         56,100            --     1,151,428            --        288,815            --
--------------------------------------------------------------------------------------------------------------------------------
  Dividends and interest
   receivable                       10,908        283,223       560,696     1,225,842       523,287        157,455        91,712
--------------------------------------------------------------------------------------------------------------------------------
  Due from investment adviser        6,028             --         8,810         8,266         6,904             --        10,021
--------------------------------------------------------------------------------------------------------------------------------
  Forward currency contracts
   (net) receivable                     --        810,392            --            --            --             --            --
--------------------------------------------------------------------------------------------------------------------------------
  Cash and other assets             22,040         21,002        66,195           431        44,452         44,353       138,505
--------------------------------------------------------------------------------------------------------------------------------
    Total assets               $31,794,376   $ 59,658,064  $ 76,820,114  $ 72,858,887  $ 28,441,982  $ 295,566,086  $ 68,504,534
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------------------------------
  Payable for fund shares
   redeemed                         64,997        112,069        76,182        24,881            --        271,211       832,261
--------------------------------------------------------------------------------------------------------------------------------
  Payable for investments
   purchased                       415,762        555,031            --     2,030,407            --      1,891,408            --
--------------------------------------------------------------------------------------------------------------------------------
  Dividends and distributions
   payable                              --             --        83,656       107,207        23,612             --        23,906
--------------------------------------------------------------------------------------------------------------------------------
  Investment advisory fee
   payable                          17,888         41,926        37,664        34,526        11,754        176,529        19,287
--------------------------------------------------------------------------------------------------------------------------------
  Distribution fee payable          13,320         20,804        31,872        31,345        11,496        117,895        19,049
--------------------------------------------------------------------------------------------------------------------------------
  Other accrued expenses            31,459         74,388        48,413        37,251        16,874        134,403        61,248
--------------------------------------------------------------------------------------------------------------------------------
    Total liabilities          $   543,426   $    804,218  $    277,787  $  2,265,617  $     63,736  $   2,591,446  $    955,751
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                     $31,250,950   $ 58,853,846  $ 76,542,327  $ 70,593,270  $ 28,378,246  $ 292,974,640  $ 67,548,783
--------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Accumulated paid-in capital     23,822,308     47,726,736    82,555,144    69,910,016    26,823,223    225,969,371    67,548,783
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
 income (loss)                     101,364        249,490         6,299            --            --        616,199            --
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain
 (loss) on investments           2,409,516      2,005,992    (4,090,446)   (1,260,418)      147,015      4,941,116            --
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized
 gain(loss) on futures                  --             --            --       (78,711)           --             --            --
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
 (depreciation) of investments
 and foreign currencies
 denominated amounts             4,917,762      8,871,628    (1,928,670)    2,022,383     1,408,008     61,447,954            --
--------------------------------------------------------------------------------------------------------------------------------
Net assets                     $31,250,950   $ 58,853,846  $ 76,542,327  $ 70,593,270  $ 28,378,246  $ 292,974,640  $ 67,548,783
--------------------------------------------------------------------------------------------------------------------------------
CLASS A: NET ASSETS            $24,541,264   $ 39,961,801  $ 68,275,090  $ 58,193,921  $ 26,290,844  $ 135,247,866  $ 61,150,468
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding               3,426,829      2,071,143     5,802,554     4,847,854     1,898,364     14,991,434    61,150,468
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption
 price per share                     $7.16         $19.29        $11.77        $12.00        $13.85          $9.02         $1.00
--------------------------------------------------------------------------------------------------------------------------------
Sales charge per share               $0.36          $0.96         $0.59         $0.60         $0.69          $0.45            --
--------------------------------------------------------------------------------------------------------------------------------
Maximum offering price per
 share, including sales charge
 of 4.75%                            $7.52         $20.25        $12.36        $12.60        $14.54          $9.47         $1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS B: NET ASSETS            $ 6,431,050   $  8,047,191  $  8,247,052  $ 12,223,832  $  2,085,380  $  85,683,005  $  6,228,721
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                 909,195        421,430       700,999     1,018,316       150,573      9,573,904     6,228,721
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                     $7.07         $19.09        $11.76        $12.00        $13.85          $8.95         $1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS C: NET ASSETS            $   210,619   $    114,163  $     20,185  $    175,517  $      2,022  $     486,364  $    169,594
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                  29,397          5,915         1,715        14,624           146         53,916       169,594
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering
 price per share                     $7.16         $19.30        $11.77        $12.00        $13.85          $9.02         $1.00
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y: NET ASSETS            $    68,017   $ 10,730,691  $         --  $         --  $         --  $  71,557,405  $         --
--------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                   9,449        555,000            --            --            --      7,903,157            --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share          $7.20         $19.33            --            --            --          $9.05            --
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AT COST            $26,154,819   $ 49,301,283  $ 78,019,386  $ 68,160,915  $ 26,452,568  $ 231,751,012  $ 67,408,452
--------------------------------------------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     51

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For Six Months Ended June 30, 1997
--------------------------------------------------------------------------------

                                                                     EQUITY            CAPITAL
                                   GROWTH            EQUITY          INCOME         APPRECIATION
                                  PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
                                -------------     -------------   -------------     -------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------
  Dividends                     $   1,021,539(2)  $      3,085    $   1,040,113(2)  $     276,116(2)
-------------------------------------------------------------------------------------------------
  Interest                            346,183            1,204          237,707            99,176
-------------------------------------------------------------------------------------------------
    Total                           1,367,722            4,289        1,277,820           375,292
-------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------
  Management fees                   1,177,425            1,725          322,698           437,494
-------------------------------------------------------------------------------------------------
  Distribution fees, Class A          543,938              936          176,098           249,969
-------------------------------------------------------------------------------------------------
  Distribution fees, Class B          305,237              208           38,887            27,829
-------------------------------------------------------------------------------------------------
  Distribution fees, Class C            4,598               13               47                11
-------------------------------------------------------------------------------------------------
  Transfer agent fees                 250,812           10,098          112,396           165,392
-------------------------------------------------------------------------------------------------
  Custodian and accounting
   fees                                39,550(1)         5,976           29,608            28,472
-------------------------------------------------------------------------------------------------
  Audit and legal fees                 20,553            2,486           13,209            17,647
-------------------------------------------------------------------------------------------------
  Reports to shareholders              24,200            2,178           11,396            19,475
-------------------------------------------------------------------------------------------------
  Registration fees                    16,210            1,245           12,944            13,138
-------------------------------------------------------------------------------------------------
  Directors' fees                       2,628              883            2,628             2,628
-------------------------------------------------------------------------------------------------
  Other expenses                       15,009              597            4,182             4,930
-------------------------------------------------------------------------------------------------
      Total expenses                2,400,160           26,345          724,093           966,985
-------------------------------------------------------------------------------------------------
    Less: Expense
     reimbursement                    (12,676)(1)      (22,543)         (57,273)               --
-------------------------------------------------------------------------------------------------
    Total expenses, net of
     reimbursement                  2,387,484            3,802          666,820           966,985
-------------------------------------------------------------------------------------------------
Net investment income (loss)       (1,019,762)             487          611,000          (591,693)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   security transactions            3,267,467            1,847        3,860,926         6,832,923
-------------------------------------------------------------------------------------------------
  Net realized gain on foreign
   currency transactions                   --               --               --                --
-------------------------------------------------------------------------------------------------
  Net realized loss from
   futures transactions                    --               --               --                --
-------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments
   and foreign currency
   related transactions            60,401,692          125,662       10,932,447         4,786,515
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS        63,669,159          127,509       14,793,373        11,619,438
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                     $  62,649,397     $    127,996    $  15,404,373     $  11,027,745
-------------------------------------------------------------------------------------------------

(1) Reflects total expense before reduction for brokerage commission credits which are reflected as expense reimbursement.

(2) Net of foreign taxes withheld of $8,262 for Growth, $1,951 for Equity Income, $5,764 for Capital Appreciation, $102,169 for International Growth, $1,441 for High-Yield Bond and $6,876 for Managed.

See notes to financial statements.

52                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                  SMALL
                                 COMPANY      INTERNATIONAL GOVERNMENT  HIGH-YIELD     TAX- EXEMPT                    MONEY
                                  VALUE         GROWTH     SECURITIES      BOND          INCOME       MANAGED        MARKET
                                PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
                               -----------    -----------  -----------  -----------    -----------  -----------    -----------
INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------------------------------
  Dividends                    $   274,994    $   672,218(2) $        -- $    22,100(2) $       --  $ 1,524,605(2) $        --
------------------------------------------------------------------------------------------------------------------------------
  Interest                          41,111         73,699    2,916,194    3,211,099       840,175     1,003,226      1,676,025
------------------------------------------------------------------------------------------------------------------------------
    Total                          316,105        745,917    2,916,194    3,233,199       840,175     2,527,831      1,676,025
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------------------------------------------
  Management fees                   88,483        215,333      228,388      196,971        72,615       936,548        106,266
------------------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class A        42,400         80,437      156,120      125,365        60,755       262,869         86,722
------------------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class B        18,862         28,652       33,710       49,659        10,215       347,671         12,227
------------------------------------------------------------------------------------------------------------------------------
  Distribution fees, Class C           105             56            5           38             2           226            133
------------------------------------------------------------------------------------------------------------------------------
  Transfer agent fees               61,557         84,495       84,485       66,806        28,894       244,489        113,460
------------------------------------------------------------------------------------------------------------------------------
  Custodian and accounting
   fees                             25,176         75,500       25,923       31,785        20,322        37,277         20,037
------------------------------------------------------------------------------------------------------------------------------
  Audit and legal fees               9,340         11,094       13,971       12,123         9,790        19,754         10,174
------------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders            5,218          7,548       10,005        7,443         8,989        17,263          6,694
------------------------------------------------------------------------------------------------------------------------------
  Registration fees                 12,799         12,864       12,600       14,589        12,698        20,853         17,342
------------------------------------------------------------------------------------------------------------------------------
  Directors' fees                    2,628          2,628        2,628        2,628         2,628         2,628          2,628
------------------------------------------------------------------------------------------------------------------------------
  Other expenses                     4,818          3,409        3,509        3,253         1,740        22,054          4,534
------------------------------------------------------------------------------------------------------------------------------
      Total expenses               271,386        522,016      571,344      510,660       228,648     1,911,632        380,217
------------------------------------------------------------------------------------------------------------------------------
    Less: Expense
     reimbursement                 (56,645)       (20,204)     (57,956)     (56,558)      (41,492)           --        (68,604)
------------------------------------------------------------------------------------------------------------------------------
    Total expenses, net of
     reimbursement                 214,741        501,812      513,388      454,102       187,156     1,911,632        311,613
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)       101,364        244,105    2,402,805    2,779,097       653,019       616,199      1,364,412
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   security transactions         2,009,285      1,554,034      (18,313)   1,243,179       154,723     4,145,914             --
------------------------------------------------------------------------------------------------------------------------------
  Net realized gain on foreign
   currency transactions                --        165,181           --           --            --            --             --
------------------------------------------------------------------------------------------------------------------------------
  Net realized loss from
   futures transactions                 --             --           --      (62,305)           --            --             --
------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments
   and foreign currency
   related transactions          3,427,017      4,493,147     (192,729)    (269,738)     (122,665)   27,176,842             --
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS      5,436,302      6,212,362     (211,042)     911,136        32,058    31,322,756             --
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                    $ 5,537,666    $ 6,456,467  $ 2,191,763  $ 3,690,233    $  685,077   $31,938,955    $ 1,364,412
------------------------------------------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     53

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   EQUITY                  EQUITY
                                           GROWTH                 PORTFOLIO                INCOME
                                          PORTFOLIO             -------------             PORTFOLIO
                                -----------------------------    (UNAUDITED)    -----------------------------
                                 (UNAUDITED)                       FOR THE       (UNAUDITED)
                                 SIX MONTHS      YEAR ENDED     PERIOD MAY 1,    SIX MONTHS      YEAR ENDED
                                 ENDED JUNE     DECEMBER 31,    1997 THROUGH     ENDED JUNE     DECEMBER 31,
                                  30, 1997          1996        JUNE 30, 1997     30, 1997          1996
                                -------------   -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)  $  (1,019,762)  $    (762,775)  $        487    $    611,000    $   1,289,804
-------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                      3,267,467      11,317,236          1,847       3,860,926        5,664,492
-------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                     --              --             --              --               --
-------------------------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments      60,401,692      36,890,580        125,662      10,932,447        4,614,269
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                        62,649,397      47,445,041        127,996      15,404,373       11,568,565
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
-------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   A                                       --              --             --        (582,081)      (1,197,980)
-------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                       --              --             --         (57,926)         (63,375)
-------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                       --              --             --            (834)              --
-------------------------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                       --              --             --              --               --
-------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                     --     (10,559,038)            --              --       (4,726,758)
-------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                     --      (1,957,665)            --              --         (369,926)
-------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                     --              --             --              --               --
-------------------------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                     --        (124,046)            --              --               --
-------------------------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders             --     (12,640,749)            --        (640,841)      (6,358,039)
-------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------
  Shares sold                     122,246,146     106,776,181      1,525,759       7,494,666        9,911,599
-------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --      10,017,857             --         564,493        5,727,817
-------------------------------------------------------------------------------------------------------------
  Shares redeemed                 (65,315,058)    (74,805,079)          (370)     (6,294,390)     (10,005,618)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class A                           56,931,088      41,988,959      1,525,389       1,764,769        5,633,798
-------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------
  Shares sold                      48,579,716      28,798,411        349,259       4,683,332        4,189,055
-------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --       1,812,775             --          53,747          392,623
-------------------------------------------------------------------------------------------------------------
  Shares redeemed                  (4,605,314)     (1,074,883)            --        (578,919)        (155,615)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class B                           43,974,402      29,536,303        349,259       4,158,160        4,426,063
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
  Shares sold                       5,127,842              --         30,813         100,557               --
-------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --              --             --             834               --
-------------------------------------------------------------------------------------------------------------
  Shares redeemed                     (17,474)             --             --              --               --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class C                            5,110,368              --         30,813         101,391               --
-------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------
  Shares sold                      29,727,194       5,950,078             --              --               --
-------------------------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --         124,046             --              --               --
-------------------------------------------------------------------------------------------------------------
  Shares redeemed                  (3,001,272)     (3,959,203)            --              --               --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class Y                           26,725,922       2,114,921             --              --               --
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions       132,741,780      73,640,183      1,905,461       6,024,320       10,059,861
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                       195,391,177     108,444,475      2,033,457      20,787,852       15,270,387
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
  Beginning of period           $ 235,574,582   $ 127,130,107   $         --    $ 78,261,780    $  62,991,393
-------------------------------------------------------------------------------------------------------------
  End of period                 $ 430,965,759   $ 235,574,582   $  2,033,457    $ 99,049,632    $  78,261,780
-------------------------------------------------------------------------------------------------------------

See notes to financial statements.

54                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                          CAPITAL                        SMALL
                                       APPRECIATION                  COMPANY VALUE
                                         PORTFOLIO                     PORTFOLIO
                                ---------------------------   ---------------------------
                                (UNAUDITED)                   (UNAUDITED)
                                 SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                 ENDED JUNE    DECEMBER 31,    ENDED JUNE    DECEMBER 31,
                                  30, 1997         1996         30, 1997         1996
                                ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income (loss)  $   (591,693)  $ (1,109,093)  $   101,364    $    (24,765)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                     6,832,923     10,763,909     2,009,285       1,473,114
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                    --             --            --              --
-----------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments      4,786,515      9,326,093     3,427,017         795,406
-----------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                       11,027,745     18,980,909     5,537,666       2,243,755
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
-----------------------------------------------------------------------------------------
  Net investment income, Class
   A                                      --             --            --              --
-----------------------------------------------------------------------------------------
  Net investment income, Class
   B                                      --             --            --              --
-----------------------------------------------------------------------------------------
  Net investment income, Class
   C                                      --             --            --              --
-----------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                      --             --            --              --
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                    --    (11,466,091)           --        (868,453)
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                    --       (501,250)           --        (131,977)
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                    --             --            --              --
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                    --             --            --        (100,931)
-----------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders            --    (11,967,341)           --      (1,101,361)
-----------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
-----------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------
  Shares sold                      4,726,500     19,727,741     5,676,742       4,307,659
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                          --     10,709,311            --         831,465
-----------------------------------------------------------------------------------------
  Shares redeemed                (17,699,114)   (43,391,759)   (2,898,542)     (8,474,210)
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class A                         (12,972,614)   (12,954,707)    2,778,200      (3,335,086)
-----------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------
  Shares sold                      1,428,899      2,946,771     3,156,072       1,845,129
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                          --        466,933            --         122,778
-----------------------------------------------------------------------------------------
  Shares redeemed                   (619,185)      (331,951)     (287,395)       (260,393)
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class B                             809,714      3,081,753     2,868,677       1,707,514
-----------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------
  Shares sold                         24,656             --       202,084              --
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                          --             --            --              --
-----------------------------------------------------------------------------------------
  Shares redeemed                         --             --            --              --
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class C                              24,656             --       202,084              --
-----------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------
  Shares sold                             --             --        93,710         847,748
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                          --             --            --           1,728
-----------------------------------------------------------------------------------------
  Shares redeemed                         --             --    (2,068,992)     (1,938,659)
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class Y                                  --             --    (1,975,282)     (1,089,183)
-----------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions      (12,138,244)    (9,872,954)    3,873,679      (2,716,755)
-----------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                       (1,110,499)    (2,859,386)    9,411,345      (1,574,361)
-----------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------
  Beginning of period           $120,300,019   $123,159,405   $21,839,605    $ 23,413,966
-----------------------------------------------------------------------------------------
  End of period                 $119,189,520   $120,300,019   $31,250,950    $ 21,839,605
-----------------------------------------------------------------------------------------

                                       INTERNATIONAL                  GOVERNMENT
                                          GROWTH                      SECURITIES
                                         PORTFOLIO                     PORTFOLIO
                                ---------------------------   ---------------------------
                                (UNAUDITED)                   (UNAUDITED)
                                 SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                 ENDED JUNE    DECEMBER 31,    ENDED JUNE    DECEMBER 31,
                                  30, 1997         1996         30, 1997         1996
                                ------------   ------------   ------------   ------------
FROM OPERATIONS:
  Net investment income (loss)  $   244,105    $    269,629   $ 2,402,806    $  5,172,678
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                    1,719,215       2,656,487       (18,313)        342,253
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                   --              --            --              --
-----------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments     4,493,147       2,020,264      (192,728)       (754,744)
-----------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                       6,456,467       4,946,380     2,191,765       4,760,187
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
-----------------------------------------------------------------------------------------
  Net investment income, Class
   A                                     --        (173,156)   (2,207,123)     (4,942,104)
-----------------------------------------------------------------------------------------
  Net investment income, Class
   B                                     --         (13,172)     (195,659)       (230,737)
-----------------------------------------------------------------------------------------
  Net investment income, Class
   C                                     --              --           (24)             --
-----------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                     --         (79,688)           --              --
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                   --      (1,684,658)           --              --
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                   --        (208,721)           --              --
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                   --              --            --              --
-----------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                   --        (424,530)           --              --
-----------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders           --      (2,583,925)   (2,402,806)     (5,172,841)
-----------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
-----------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------
  Shares sold                     4,497,440       9,214,469     4,048,063       8,082,041
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                         --       1,776,922     1,693,974       3,653,159
-----------------------------------------------------------------------------------------
  Shares redeemed                (3,857,434)     (6,715,142)  (10,942,223)    (23,815,232)
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class A                            640,006       4,276,249    (5,200,186)    (12,080,032)
-----------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------
  Shares sold                     3,453,135       3,267,075     3,224,691       4,496,001
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                         --         213,154       152,978         177,788
-----------------------------------------------------------------------------------------
  Shares redeemed                  (465,133)       (393,878)     (819,946)     (1,153,825)
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class B                          2,988,002       3,086,351     2,557,723       3,519,964
-----------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------
  Shares sold                       112,940              --        20,237              --
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                         --              --            18              --
-----------------------------------------------------------------------------------------
  Shares redeemed                        --              --            --              --
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class C                            112,940              --        20,255              --
-----------------------------------------------------------------------------------------
CLASS Y
-----------------------------------------------------------------------------------------
  Shares sold                     2,287,329       6,700,676            --              --
-----------------------------------------------------------------------------------------
  Reinvestment of
   distributions                         --         504,218            --              --
-----------------------------------------------------------------------------------------
  Shares redeemed                (1,572,995)     (1,819,421)           --              --
-----------------------------------------------------------------------------------------
Net increase (decrease) -
 Class Y                            714,334       5,385,473            --              --
-----------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions       4,455,282      12,748,073    (2,622,208)     (8,560,068)
-----------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                      10,911,749      15,110,528    (2,833,249)     (8,972,722)
-----------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------
  Beginning of period           $47,942,097    $ 32,831,569   $79,375,576    $ 88,348,298
-----------------------------------------------------------------------------------------
  End of period                 $58,853,846    $ 47,942,097   $76,542,327    $ 79,375,576
-----------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     55

--------------------------------------------------------------------------------

                                         HIGH-YIELD                      TAX-EXEMPT
                                       BOND PORTFOLIO                 INCOME PORTFOLIO
                                -----------------------------   -----------------------------
                                 (UNAUDITED)                     (UNAUDITED)
                                 SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED JUNE     DECEMBER 31,     ENDED JUNE     DECEMBER 31,
                                  30, 1997          1996          30, 1997          1996
                                -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)  $  2,779,097    $   4,626,639   $    653,019    $   1,503,075
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                     1,243,179          746,203        154,723           54,614
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options               (62,305)         (16,406)            --               --
---------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments       (269,739)       1,549,219       (122,665)        (497,297)
---------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                        3,690,232        6,905,655        685,077        1,060,392
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
---------------------------------------------------------------------------------------------
  Net investment income, Class
   A                              (2,384,184)      (4,227,766)      (612,345)      (1,437,694)
---------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                (394,715)        (398,943)       (40,666)         (65,432)
---------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                    (198)              --             (8)              --
---------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                      --               --             --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                    --               --             --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                    --               --             --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                    --               --             --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                    --               --             --               --
---------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders    (2,779,097)      (4,626,709)      (653,019)      (1,503,126)
---------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
---------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------
  Shares sold                      8,497,132       12,189,056      1,599,072        2,501,597
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                   1,793,173        3,065,474        466,098        1,077,601
---------------------------------------------------------------------------------------------
  Shares redeemed                 (6,977,978)     (15,310,792)    (4,284,093)      (8,294,043)
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class A                           3,312,327          (56,262)    (2,218,923)      (4,714,845)
---------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------
  Shares sold                      5,345,290        5,149,262        467,552        1,482,068
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                     281,242          269,854         31,734           57,257
---------------------------------------------------------------------------------------------
  Shares redeemed                 (1,453,470)        (754,001)      (451,737)        (403,587)
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class B                           4,173,062        4,665,115         47,549        1,135,738
---------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------
  Shares sold                        175,877               --          2,000               --
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                         191               --             10               --
---------------------------------------------------------------------------------------------
  Shares redeemed                       (200)              --             --               --
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class C                             175,868               --          2,010               --
---------------------------------------------------------------------------------------------
CLASS Y
---------------------------------------------------------------------------------------------
  Shares sold                             --               --             --               --
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                          --               --             --               --
---------------------------------------------------------------------------------------------
  Shares redeemed                         --               --             --               --
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class Y                                  --               --             --               --
---------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions        7,661,257        4,608,853     (2,169,364)      (3,579,107)
---------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                        8,572,392        6,887,799     (2,137,306)      (4,021,841)
---------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------
  Beginning of period           $ 62,020,878    $  55,133,079   $ 30,515,552    $  34,537,393
---------------------------------------------------------------------------------------------
  End of period                 $ 70,593,270    $  62,020,878   $ 28,378,246    $  30,515,552
---------------------------------------------------------------------------------------------

See notes to financial statements.

56                    THE ENTERPRISE GROUP OF FUNDS, INC.

                                           MANAGED                      MONEY MARKET
                                          PORTFOLIO                       PORTFOLIO
                                -----------------------------   -----------------------------
                                 (UNAUDITED)                     (UNAUDITED)
                                 SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
                                 ENDED JUNE     DECEMBER 31,     ENDED JUNE     DECEMBER 31,
                                  30, 1997          1996          30, 1997          1996
                                -------------   -------------   -------------   -------------
FROM OPERATIONS:
  Net investment income (loss)  $     616,199   $   1,722,342   $  1,364,412    $   2,023,539
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   investments                      4,145,914       4,191,029             --               --
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on
   futures and options                     --              --             --               --
---------------------------------------------------------------------------------------------
  Net change in unrealized
   gain (loss) of investments      27,176,842      25,922,892             --               --
---------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets resulting from
 operations                        31,938,955      31,836,263      1,364,412        2,023,539
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
---------------------------------------------------------------------------------------------
  Net investment income, Class
   A                                       --        (799,735)    (1,305,896)      (1,984,743)
---------------------------------------------------------------------------------------------
  Net investment income, Class
   B                                       --        (286,048)       (57,871)         (38,796)
---------------------------------------------------------------------------------------------
  Net investment income, Class
   C                                       --              --           (645)              --
---------------------------------------------------------------------------------------------
  Net investment income, Class
   Y                                       --        (643,498)            --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class A                     --      (1,790,459)            --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class B                     --      (1,012,095)            --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class C                     --              --             --               --
---------------------------------------------------------------------------------------------
  Net realized gains on
   investments Class Y                     --      (1,018,912)            --               --
---------------------------------------------------------------------------------------------
Total dividends and
 distributions to shareholders             --      (5,550,747)    (1,364,412)      (2,023,539)
---------------------------------------------------------------------------------------------
FROM CAPITAL SHARE
 TRANSACTIONS:
---------------------------------------------------------------------------------------------
CLASS A
---------------------------------------------------------------------------------------------
  Shares sold                      29,155,638      48,360,893     99,362,686      155,780,333
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --       2,491,364      1,382,462        1,843,341
---------------------------------------------------------------------------------------------
  Shares redeemed                  (9,928,850)    (10,298,814)   (98,668,180)    (138,874,791)
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class A                           19,226,788      40,553,443      2,076,968       18,748,883
---------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------
  Shares sold                      22,986,960      35,850,528      7,316,915        4,456,552
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --       1,222,567         55,033           35,289
---------------------------------------------------------------------------------------------
  Shares redeemed                  (3,229,177)     (2,767,399)    (2,486,778)      (3,542,604)
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class B                           19,757,783      34,305,696      4,885,170          949,237
---------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------
  Shares sold                         478,096              --        181,123               --
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --              --            771               --
---------------------------------------------------------------------------------------------
  Shares redeemed                          --              --        (12,300)              --
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class C                              478,096              --        169,594               --
---------------------------------------------------------------------------------------------
CLASS Y
---------------------------------------------------------------------------------------------
  Shares sold                      18,231,296      30,665,682             --               --
---------------------------------------------------------------------------------------------
  Reinvestment of
   distributions                           --       1,662,410             --               --
---------------------------------------------------------------------------------------------
  Shares redeemed                 (12,511,855)     (8,914,287)            --               --
---------------------------------------------------------------------------------------------
Net increase (decrease) -
 Class Y                            5,719,441      23,413,805             --               --
---------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets resulting from
 capital share transactions        45,182,108      98,272,944      7,131,732       19,698,120
---------------------------------------------------------------------------------------------
Total increase (decrease) in
 net assets                        77,121,063     124,558,460      7,131,732       19,698,120
---------------------------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------------------------
  Beginning of period           $ 215,853,577   $  91,295,117   $ 60,417,051    $  40,718,931
---------------------------------------------------------------------------------------------
  End of period                 $ 292,974,640   $ 215,853,577   $ 67,548,783    $  60,417,051
---------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     57

GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

(A) Annualized.
(B) Not Annualized.
(C) Total returns do not include one time sales charge.
(D) Total return does not include contingent deferred sales charge.
(E) Disclosure not applicable to periods prior to 1996. Represents average commission rate per share charged to the fund on purchases and sales of equity investments on which commissions are charged during the period.
(F) Effective September 1, 1995, ratio includes expenses paid indirectly.
(G) Based on average monthly shares outstanding.
(H) Distributions in excess of net investment income.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       (UNAUDITED)                        YEAR ENDED DECEMBER 31,
                                     SIX MONTHS ENDED     --------------------------------------------------------
GROWTH PORTFOLIO (CLASS A)            JUNE 30, 1997         1996        1995        1994        1993      1992(G)
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  13.10         $  10.44    $   7.76    $   8.26    $   7.96    $   8.22
Net Investment Income (Loss)               (0.04)           (0.04)      (0.03)      (0.02)        0.01      (0.02)
Net Realized and Unrealized Gain
 (Loss) on Investments                       2.76             3.44        3.13      (0.06)        0.84        0.55
                                          -------         --------    --------    --------    --------    --------
Total from Investment Operations             2.72             3.40        3.10      (0.08)        0.85        0.53
                                          -------         --------    --------    --------    --------    --------
Dividends from Net Investment
 Income                                        --               --          --          --        0.01          --
Distributions from Capital Gains               --             0.74        0.42        0.42        0.54        0.79
Other                                          --               --          --          --          --          --
                                          -------         --------    --------    --------    --------    --------
Total Distributions                            --             0.74        0.42        0.42        0.55        0.79
                                          -------         --------    --------    --------    --------    --------
Net Asset Value End of Period            $  15.82         $  13.10    $  10.44    $   7.76    $   8.26    $   7.96
                                          -------         --------    --------    --------    --------    --------
Total Return(C)                             20.76%(B)        32.60%      39.99%     (0.99)%      10.59%       6.46%
Net Assets End of Period (in
 thousands)                              $301,331         $196,752    $122,559    $ 88,375    $ 90,902    $ 84,200
Ratio of Expenses to Average Net
 Assets                                      1.42%(A)(F)      1.53%(F)     1.60%      1.56%       1.60%       1.60%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  1.42%(A)(F)      1.53%(F)     1.60%      1.56%       1.61%       1.67%
Ratio of Net Investment Income
 (Loss) to Average Net Assets              (0.55)%(A)       (0.39)%     (0.35)%     (0.30)%       0.10%     (0.30)%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                       (0.55)%(A)       (0.39)%     (0.35)%     (0.30)%       0.06%     (0.31)%
Portfolio Turnover Rate                     16.02%(A)        29.90%      45.30%      64.50%     107.90%      61.20%
Average commission per share(E)          $ 0.0593         $ 0.0636

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
                                     SIX MONTHS ENDED     -----------------     -------------------------
GROWTH PORTFOLIO (CLASS B)            JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  12.97             $  10.41                  $   8.69
Net Investment Income (Loss)               (0.06)               (0.06)                    (0.02)
Net Realized and Unrealized Gain
 (Loss) on Investments                       2.72                 3.36                      2.16
                                          -------              -------                  --------
Total from Investment Operations             2.66                 3.30                      2.14
                                          -------              -------                  --------
Dividends from Net Investment
 Income                                        --                   --                        --
Distributions from Capital Gains               --                 0.74                      0.42
Other                                          --                   --                        --
                                          -------              -------                  --------
Total Distributions                            --                 0.74                      0.42
                                          -------              -------                  --------
Net Asset Value End of Period            $  15.63             $  12.97                  $  10.41
                                          -------              -------                  --------
Total Return(D)                             20.51%(B)            31.73%                    24.66%(B)
Net Assets End of Period (in
 thousands)                              $ 92,773             $ 36,483                  $  4,572
Ratio of Expenses to Average Net
 Assets                                      1.96%(A)(F)          2.10%(F)                  2.15%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  1.96%(A)(F)          2.10%(F)                  2.15%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets              (1.09)%(A)           (0.96)%                   (0.82)%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets
 (Excluding Waivers)                       (1.09)%(A)           (0.96)%                   (0.82)%(A)
Portfolio Turnover Rate                     16.02%(A)            29.90%                    45.30%(A)
Average commission per share(E)          $ 0.0593             $ 0.0636

                       See notes to financial statements.

58                    THE ENTERPRISE GROUP OF FUNDS, INC.

GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                              (UNAUDITED)
                                            FOR THE PERIOD
GROWTH PORTFOLIO (CLASS C)              5/1/97 THROUGH 6/30/97
----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period             $ 14.11
Net Investment Income (Loss)                     (0.02)
Net Realized and Unrealized Gain
 (Loss) on Investments                             1.73
                                                -------
Total from Investment Operations                   1.71
                                                -------
Dividends from Net Investment
 Income                                              --
Distribution from Capital Gains                      --
Other                                                --
                                                -------
Total Distributions                                  --
                                                -------
Net Asset Value End of Period                   $ 15.82
                                                -------
Total Return(D)                                   12.12%(B)
Net Assets End of Period (in
 thousands)                                     $ 5,326
Ratio of Expenses to Average Net
 Assets                                            1.96%(A)(F)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                        1.96%(A)(F)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                    (1.39)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                             (1.39)%(A)
Portfolio Turnover Rate                           16.02%(A)
Average commission per share(E)                 $0.0593

                                       (UNAUDITED)             FOR THE PERIOD
                                     SIX MONTHS ENDED     -------------------------
GROWTH PORTFOLIO (CLASS Y)            JUNE 30, 1997        8/8/96 THROUGH 12/31/96
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  13.12                  $ 11.96
Net Investment Income (Loss)                   --                       --
Net Realized and Unrealized Gain
 (Loss) on Investments                       2.77                     1.90
                                          -------                  -------
Total from Investment Operations             2.77                     1.90
                                          -------                  -------
Dividends from Net Investment
 Income                                        --                       --
Distributions from Capital Gains               --                     0.74
Other                                          --                       --
                                          -------                  -------
Total Distributions                            --                     0.74
                                          -------                  -------
Net Asset Value End of Period            $  15.89                  $ 13.12
                                          -------                  -------
Total Return                                21.11%(B)                15.91%(B)
Net Assets End of Period (in
 thousands)                              $ 31,536                  $ 2,339
Ratio of Expenses to Average Net
 Assets                                      0.97%(A)(F)              1.10%(A)(F)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  0.97%(A)(F)              1.10%(A)(F)
Ratio of Net Investment Income
 (loss) to Average Net Assets              (0.10)%(A)                 0.04%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets
 (Excluding Waivers)                       (0.10)%(A)                 0.04%(A)
Portfolio Turnover Rate                     16.02%(A)                29.90%(A)
Average commission per share(E)          $ 0.0593                  $0.0636

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     59

ENTERPRISE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
ENTERPRISE EQUITY PORTFOLIO (CLASS                            FOR THE PERIOD
A)                                                        5/1/97 THROUGH 6/30/97
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                              $   5.00
Net Investment Income (Loss)                                           --
Net Realized and Unrealized Gain
 (Loss) on Investments                                               0.53
                                                                 --------
Total from Investment Operations                                     0.53
                                                                 --------
Dividends from Net Investment
 Income                                                                --
Distributions from Capital Gains                                       --
Other                                                                  --
                                                                 --------
Total Distributions                                                    --
                                                                 --------
Net Asset Value End of Period                                    $   5.53
                                                                 --------
                                                                 --------
Total Return(C)                                                     10.80%(B)
Net Assets End of Period (in
 thousands)                                                      $  1,643
Ratio of Expenses to Average Net
 Assets                                                              1.60%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                                         11.54%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                                        0.24%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                                               (9.61)%(A)
Portfolio Turnover Rate                                              9.66%(A)
Average commission per share(E)                                  $ 0.0559

                                            (UNAUDITED)
ENTERPRISE EQUITY PORTFOLIO (CLASS        FOR THE PERIOD
B)                                    5/1/97 THROUGH 6/30/97
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period          $   5.00
Net Investment Income (Loss)                       --
Net Realized and Unrealized Gain
 (Loss) on Investments                           0.52
                                             --------
Total from Investment Operations                 0.52
                                             --------
Dividends from Net Investment
 Income                                            --
Distributions from Capital Gains                   --
Other                                              --
                                             --------
Total Distributions                                --
                                             --------
Net Asset Value End of Period                $   5.52
                                             --------
                                             --------
Total Return(D)                                 10.40%(B)
Net Assets End of Period (in
 thousands)                                  $    359
Ratio of Expenses to Average Net
 Assets                                          2.15%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                     10.74%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                  (0.11)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                           (8.63)%(A)
Portfolio Turnover Rate                          9.66%(A)
Average commission per share(E)              $ 0.0559

                       See notes to financial statements.

60                    THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                            (UNAUDITED)
ENTERPRISE EQUITY PORTFOLIO (CLASS        FOR THE PERIOD
C)                                    5/1/97 THROUGH 6/30/97
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period          $   5.00
Net Investment Income (Loss)                       --
Net Realized and Unrealized Gain
 (Loss) on Investments                           0.53
                                             --------
Total from Investment Operations                 0.53
                                             --------
Dividends from Net Investment
 Income                                            --
Distributions from Capital Gains                   --
Other                                              --
                                             --------
Total Distributions                                --
                                             --------
Net Asset Value End of Period                $   5.53
                                             --------
                                             --------
Total Return(D)                                 10.60%(B)
Net Assets End of Period (in
 thousands)                                  $     31
Ratio of Expenses to Average Net
 Assets                                          2.15%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                     10.77%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                  (0.03)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                           (8.57)%(A)
Portfolio Turnover Rate                          9.66%(A)
Average commission per share(E)              $ 0.0559

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     61

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       (UNAUDITED)                        YEAR ENDED DECEMBER 31,
                                     SIX MONTHS ENDED     -------------------------------------------------------
EQUITY INCOME PORTFOLIO (CLASS A)     JUNE 30, 1997         1996       1995        1994       1993        1992
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  22.44         $  20.73    $ 16.43    $  17.75    $ 16.93    $   16.00
Net Investment Income (Loss)                 0.18             0.41       0.45        0.44       0.52         0.43
Net Realized and Unrealized Gain
 (Loss) on Investments                       4.13             3.27       5.00      (0.53)       1.74         0.92
                                          -------         --------    -------    --------    -------    ---------
Total from Investment Operations             4.31             3.68       5.45      (0.09)       2.26         1.35
                                          -------         --------    -------    --------    -------    ---------
Dividends from Net Investment
 Income                                      0.18             0.40       0.45        0.44       0.50         0.41
Distributions from Capital Gains               --             1.57       0.70        0.79       0.94         0.01
Other                                          --               --         --          --         --           --
                                          -------         --------    -------    --------    -------    ---------
Total Distributions                          0.18             1.97       1.15        1.23       1.44         0.42
                                          -------         --------    -------    --------    -------    ---------
Net Asset Value End of Period            $  26.57         $  22.44    $ 20.73    $  16.43    $ 17.75    $   16.93
                                          -------         --------    -------    --------    -------    ---------
Total Return(C)                             19.19%(B)        17.86%     33.38%     (0.49)%     13.45%        8.48%
Net Assets End of Period (in
 thousands)                              $ 87,625         $ 72,647    $61,906    $ 50,926    $49,920    $  40,918
Ratio of Expenses to Average Net
 Assets                                      1.50%(A)         1.50%      1.50%       1.50%      1.50%        1.50%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  1.63%(A)         1.68%      1.78%       1.73%      1.91%        1.95%
Ratio of Net Investment Income to
 Average Net Assets                          1.46%(A)         1.87%      2.33%       2.50%      2.90%        2.80%
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                    1.33%(A)         1.69%      2.06%       2.30%      2.51%        2.22%
Portfolio Turnover Rate                     32.92%(A)        33.22%     25.60%      41.40%     39.90%       38.30%
Average commission per share(E)          $ 0.0600         $ 0.0615

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
                                     SIX MONTHS ENDED     -----------------     -------------------------
EQUITY INCOME PORTFOLIO (CLASS B)     JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $ 22.30               $ 20.67                   $ 18.12
Net Investment Income (Loss)                0.02                  0.24                      0.29
Net Realized and Unrealized Gain
 (Loss) on Investments                      4.19                  3.30                      3.40
                                         -------               -------                   -------
Total from Investment Operations            4.21                  3.54                      3.69
                                         -------               -------                   -------
Dividends from Net Investment
 Income                                     0.14                  0.34                      0.44
Distributions from Capital Gains              --                  1.57                      0.70
Other                                         --                    --                        --
                                         -------               -------                   -------
Total Distributions                         0.14                  1.91                      1.14
                                         -------               -------                   -------
Net Asset Value End of Period            $ 26.37               $ 22.30                   $ 20.67
                                         -------               -------                   -------
Total Return(D)                            18.87%(B)             17.22%                    20.57%(B)
Net Assets End of Period (in
 thousands)                              $11,123               $ 5,615                   $ 1,086
Ratio of Expenses to Average Net
 Assets                                     2.05%(A)              2.05%                     2.05%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 2.18%(A)              2.23%                     2.23%(A)
Ratio of Net Investment Income to
 Average Net Assets                         0.90%(A)              1.32%                     1.56%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                   0.77%(A)              1.14%                     1.33%(A)
Portfolio Turnover Rate                    32.92%(A)             33.22%                    25.60%(A)
Average commission per share(E)          $0.0600               $0.0615

                       See notes to financial statements.

62                    THE ENTERPRISE GROUP OF FUNDS, INC.

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                            (UNAUDITED)
                                          FOR THE PERIOD
EQUITY INCOME PORTFOLIO (CLASS C)     5/1/97 THROUGH 6/30/97
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period           $ 24.26
Net Investment Income (Loss)                       --
Net Realized and Unrealized Gain
 (Loss) on Investments                           2.50
                                              -------
Total from Investment Operations                 2.50
                                              -------
Dividends from Net Investment
 Income                                          0.22
Distributions from Capital Gains                   --
Other                                              --
                                              -------
Total Distributions                              0.22
                                              -------
Net Asset Value End of Period                 $ 26.54
                                              -------
Total Return(D)                                 10.30%(B)
Net Assets End of Period (in
 thousands)                                   $   102
Ratio of Expenses to Average Net
 Assets                                          2.05%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                      2.19%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                  (0.10)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                           (0.24)%(A)
Portfolio Turnover Rate                         32.92%(A)
Average commission per share(E)               $0.0600

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     63

CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       (UNAUDITED)                        YEAR ENDED DECEMBER 31,
CAPITAL APPRECIATION PORTFOLIO       SIX MONTHS ENDED     --------------------------------------------------------
(CLASS A)                             JUNE 30, 1997         1996        1995        1994        1993      1992(G)
------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  34.21         $  32.54    $  28.54    $  31.10    $  29.42    $  27.80
Net Investment Income (Loss)               (0.18)           (0.31)      (0.25)      (0.13)      (0.15)      (0.04)
Net Realized and Unrealized Gain
 (Loss) on Investments                       3.56             5.69        7.59      (0.95)        1.83        1.66
                                          -------         --------    --------    --------    --------    --------
Total from Investment Operations             3.38             5.38        7.34      (1.08)        1.68        1.62
                                          -------         --------    --------    --------    --------    --------
Dividends from Net Investment
 Income                                        --               --          --          --          --          --
Distributions from Capital Gains               --             3.71        3.34        1.48          --          --
Other                                          --               --          --          --          --          --
                                          -------         --------    --------    --------    --------    --------
Total Distributions                            --             3.71        3.34        1.48          --          --
                                          -------         --------    --------    --------    --------    --------
Net Asset Value End of Period            $  37.59         $  34.21    $  32.54    $  28.54    $  31.10    $  29.42
                                          -------         --------    --------    --------    --------    --------
Total Return(C)                              9.88%(B)        16.52%      25.72%     (3.46)%       5.71%       5.83%
Net Assets End of Period (in
 thousands)                              $112,773         $115,253    $121,207    $101,237    $103,187    $ 72,569
Ratio of Expenses to Average Net
 Assets                                      1.63%(A)         1.60%(F)     1.65%      1.66%       1.64%       1.72%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  1.63%(A)         1.60%(F)     1.65%      1.66%       1.64%       1.72%
Ratio of Net Investment Income
 (Loss) to Average Net Assets              (0.98)%(A)       (0.87)%     (0.82)%     (0.50)%     (0.60)%     (0.20)%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                       (0.98)%(A)       (0.87)%     (0.82)%     (0.50)%     (0.60)%     (0.20)%
Portfolio Turnover Rate                     60.89%(A)        66.42%      65.20%      74.40%      61.90%      32.50%
Average commission per share(E)          $ 0.0441         $ 0.0486

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
CAPITAL APPRECIATION PORTFOLIO       SIX MONTHS ENDED     -----------------     -------------------------
(CLASS B)                             JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  33.86             $  32.42                  $  30.04
Net Investment Income (Loss)               (0.25)               (0.35)                    (0.12)
Net Realized and Unrealized Gain
 (Loss) on Investments                       3.49                 5.50                      5.84
                                          -------              -------                  --------
Total from Investment Operations             3.24                 5.15                      5.72
                                          -------              -------                  --------
Dividends from Net Investment
 Income                                        --                   --                        --
Distributions from Capital Gains               --                 3.71                      3.34
Other                                          --                   --                        --
                                          -------              -------                  --------
Total Distributions                            --                 3.71                      3.34
                                          -------              -------                  --------
Net Asset Value End of Period            $  37.10             $  33.86                  $  32.42
                                          -------              -------                  --------
Total Return(D)                              9.57%(B)            15.87%                    18.99%(B)
Net Assets End of Period (in
 thousands)                              $  6,392             $  5,047                  $  1,953
Ratio of Expenses to Average Net
 Assets                                      2.18%(A)             2.14%(F)                  2.08%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  2.18%(A)             2.14%(F)                  2.08%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets              (1.52)%(A)           (1.43)%                   (1.41)%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets
 (Excluding Waivers)                       (1.52)%(A)           (1.43)%                   (1.41)%(A)
Portfolio Turnover Rate                     60.89%(A)            66.42%                    65.20%(A)
Average commission per share(E)          $ 0.0441             $ 0.0486

                       See notes to financial statements.

64                    THE ENTERPRISE GROUP OF FUNDS, INC.

CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                            (UNAUDITED)
CAPITAL APPRECIATION PORTFOLIO            FOR THE PERIOD
(CLASS C)                             5/1/97 THROUGH 6/30/97
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period          $  33.54
Net Investment Income (Loss)                   (0.03)
Net Realized and Unrealized Gain
 (Loss) on Investments                           4.09
                                             --------
Total from Investment Operations                 4.06
                                             --------
Dividends from Net Investment
 Income                                            --
Distributions from Capital Gains                   --
Other                                              --
                                             --------
Total Distributions                                --
                                             --------
Net Asset Value End of Period                $  37.60
                                             --------
Total Return(D)                                 12.10%(B)
Net Assets End of Period (in
 thousands)                                  $     25
Ratio of Expenses to Average Net
 Assets                                          2.20%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                      2.20%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                  (1.57)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                           (1.57)%(A)
Portfolio Turnover Rate                         60.89%(A)
Average commission per share(E)              $ 0.0441

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     65

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       (UNAUDITED)           YEAR ENDED DECEMBER 31,             FOR THE PERIOD
SMALL COMPANY VALUE PORTFOLIO        SIX MONTHS ENDED     ------------------------------    -------------------------
(CLASS A)                             JUNE 30, 1997         1996       1995       1994      10/1/93 THROUGH 12/31/93
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  5.74          $   5.43    $  5.17    $  5.29             $ 5.00
Net Investment Income (Loss)                0.02            (0.01)       0.02       0.03               0.01
Net Realized and Unrealized Gain
 (Loss) on Investments                      1.40              0.62       0.46     (0.01)               0.29
                                         -------          --------    -------    -------             ------
Total from Investment Operations            1.42              0.61       0.48       0.02               0.30
                                         -------          --------    -------    -------             ------
Dividends from Net Investment
 Income                                       --                --       0.02       0.03               0.01
Distributions from Capital Gains              --              0.30       0.20       0.11                 --
Other                                         --                --         --         --                 --
                                         -------          --------    -------    -------             ------
Total Distributions                           --              0.30       0.22       0.14               0.01
                                         -------          --------    -------    -------             ------
Net Asset Value End of Period            $  7.16          $   5.74    $  5.43    $  5.17             $ 5.29
                                         -------          --------    -------    -------             ------
Total Return(C)                            24.74%(B)         11.28%      9.28%      0.34%              5.92%(B)
Net Assets End of Period (in
 thousands)                              $24,541          $ 17,308    $19,720    $22,120             $8,118
Ratio of Expenses to Average Net
 Assets                                     1.75%(A)          1.75%      1.75%      1.75%              1.75%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 2.23%(A)          2.38%      2.21%      2.15%              4.00%(A)
Ratio of Net Investment Income to
 Average Net Assets                         0.87%(A)        (0.13)%      0.32%      0.60%              0.10%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                   0.40%(A)        (0.76)%    (0.14)%      0.18%            (1.54)%(A)
Portfolio Turnover Rate                    75.23%(A)        143.58%     36.50%     16.70%                --%
Average commission per share(E)          $0.0486          $ 0.0483

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
SMALL COMPANY VALUE PORTFOLIO        SIX MONTHS ENDED     -----------------     -------------------------
(CLASS B)                             JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  5.69              $   5.41                   $  5.28
Net Investment Income (Loss)              (0.01)                (0.03)                    (0.01)
Net Realized and Unrealized Gain
 (Loss) on Investments                      1.39                  0.61                      0.36
                                         -------              --------                   -------
Total from Investment Operations            1.38                  0.58                      0.35
                                         -------              --------                   -------
Dividends from Net Investment
 Income                                       --                    --                      0.02
Distributions from Capital Gains              --                  0.30                      0.20
Other                                         --                    --                        --
                                         -------              --------                   -------
Total Distributions                           --                  0.30                      0.22
                                         -------              --------                   -------
Net Asset Value End of Period            $  7.07              $   5.69                   $  5.41
                                         -------              --------                   -------
Total Return(D)                            24.25%(B)             10.77%                     6.87%(B)
Net Assets End of Period (in
 thousands)                              $ 6,431              $  2,606                   $   862
Ratio of Expenses to Average Net
 Assets                                     2.30%(A)              2.30%                     2.30%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 2.76%(A)              2.92%                     2.78%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets               0.25%(A)            (0.77)%                   (0.40)%(A)
Ratio of Net Investment Income
 (loss) to Average Net Assets
 (Excluding Waivers)                      (0.21)%(A)            (1.39)%                   (0.90)%(A)
Portfolio Turnover Rate                    75.23%(A)            143.58%                    36.50%(A)
Average commission per share(E)          $0.0486              $ 0.0483

                       See notes to financial statements.

66                    THE ENTERPRISE GROUP OF FUNDS, INC.

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                            (UNAUDITED)
SMALL COMPANY VALUE PORTFOLIO             FOR THE PERIOD
(CLASS C)                             5/1/97 THROUGH 6/30/97
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period           $  6.14
Net Investment Income (Loss)                       --
Net Realized and Unrealized Gain
 (Loss) on Investments                           1.02
                                              -------
Total from Investment Operations                 1.02
                                              -------
Dividends from Net Investment
 Income                                            --
Distributions from Capital Gains                   --
Other                                              --
                                              -------
Total Distributions                                --
                                              -------
Net Asset Value End of Period                 $  7.16
                                              -------
Total Return(D)                                 16.61%(B)
Net Assets End of Period (in
 thousands)                                   $   211
Ratio of Expenses to Average Net
 Assets                                          2.30%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                      2.65%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                  (1.00)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                           (1.34)%(A)
Portfolio Turnover Rate                         75.23%(A)
Average commission per share(E)               $0.0486

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
SMALL COMPANY VALUE PORTFOLIO        SIX MONTHS ENDED     -----------------     -------------------------
(CLASS Y)                             JUNE 30, 1997       DECEMBER 31, 1996     5/25/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  5.77              $   5.43                   $  5.37
Net Investment Income (Loss)                0.86                  0.01                      0.04
Net Realized and Unrealized Gain
 (Loss) on Investments                      0.57                  0.63                      0.26
                                         -------              --------                   -------
Total from Investment Operations            1.43                  0.64                      0.30
                                         -------              --------                   -------
Dividends from Net Investment
 Income                                       --                    --                      0.04
Distributions from Capital Gains              --                  0.30                      0.20
Other                                         --                    --                        --
                                         -------              --------                   -------
Total Distributions                           --                  0.30                      0.24
                                         -------              --------                   -------
Net Asset Value End of Period            $  7.20              $   5.77                   $  5.43
                                         -------              --------                   -------
Total Return                               24.78%(B)             11.83%                     5.55%(B)
Net Assets End of Period (in
 thousands)                              $    68              $  1,926                   $ 2,832
Ratio of Expenses to Average Net
 Assets                                     1.30%(A)              1.30%                     1.30%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 1.89%(A)              1.92%                     1.81%(A)
Ratio of Net Investment Income to
 Average Net Assets                         2.97%(A)              0.35%                     0.18%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                   2.38%(A)            (0.27)%                   (0.33)%(A)
Portfolio Turnover Rate                    75.23%(A)            143.58%                    36.50%(A)
Average commission per share(E)          $0.0486              $ 0.0483

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     67

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       (UNAUDITED)                       YEAR ENDED DECEMBER 31,
INTERNATIONAL GROWTH PORTFOLIO       SIX MONTHS ENDED     -----------------------------------------------------
(CLASS A)                             JUNE 30, 1997        1996       1995        1994       1993      1992(G)
---------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $ 17.10          $ 16.08    $ 14.70    $  17.44    $ 13.23    $  13.38
Net Investment Income (Loss)                0.08             0.10       0.11      (0.01)     (0.02)        0.28
Net Realized and Unrealized Gain
 (Loss) on Investments                      2.11             1.88       2.12      (0.49)       4.79      (0.39)
                                         -------          -------    -------    --------    -------    --------
Total from Investment Operations            2.19             1.98       2.23      (0.50)       4.77      (0.11)
                                         -------          -------    -------    --------    -------    --------
Dividends from Net Investment
 Income                                       --             0.09       0.09          --         --        0.04
Distributions from Capital Gains              --             0.87       0.76        2.24       0.17          --
Other(H)                                      --               --         --          --       0.39          --
                                         -------          -------    -------    --------    -------    --------
Total Distributions                           --             0.96       0.85        2.24       0.56        0.04
                                         -------          -------    -------    --------    -------    --------
Net Asset Value End of Period            $ 19.29          $ 17.10    $ 16.08    $  14.70    $ 17.44    $  13.23
                                         -------          -------    -------    --------    -------    --------
Total Return(C)                            12.81%(B)        12.32%     15.17%     (2.82)%     36.05%     (0.93)%
Net Assets End of Period (in
 thousands)                              $39,962          $34,837    $28,628    $ 27,523    $22,900    $ 11,630
Ratio of Expenses to Average Net
 Assets                                     2.00%(A)         2.00%      2.00%       2.00%      2.00%       2.00%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 2.08%(A)         2.19%      2.40%       2.51%      3.06%       3.70%
Ratio of Net Investment Income
 (Loss) to Average Net Assets               0.91%(A)         0.61%      0.70%     (0.20)%    (0.10)%       0.50%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                        0.83%(A)         0.42%      0.30%     (0.70)%    (1.15)%     (1.15)%
Portfolio Turnover Rate                    25.93%(A)        23.79%     31.10%     116.10%     70.10%     134.90%
Average commission per share(E)          $0.0290          $0.0221

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
INTERNATIONAL GROWTH PORTFOLIO       SIX MONTHS ENDED     -----------------     -------------------------
(CLASS B)                             JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $ 16.97               $ 16.02                   $ 14.82
Net Investment Income (Loss)                0.01                  0.01                    (0.02)
Net Realized and Unrealized Gain
 (Loss) on Investments                      2.11                  1.87                      2.08
                                         -------               -------                   -------
Total from Investment Operations            2.12                  1.88                      2.06
                                         -------               -------                   -------
Dividends from Net Investment
 Income                                       --                  0.06                      0.10
Distributions from Capital Gains              --                  0.87                      0.76
Other                                         --                    --                        --
                                         -------               -------                   -------
Total Distributions                           --                  0.93                      0.86
                                         -------               -------                   -------
Net Asset Value End of Period            $ 19.09               $ 16.97                   $ 16.02
                                         -------               -------                   -------
Total Return(D)                            12.49%(B)             11.72%                    13.88%(B)
Net Assets End of Period (in
 thousands)                              $ 8,047               $ 4,276                   $ 1,094
Ratio of Expenses to Average Net
 Assets                                     2.55%(A)              2.55%                     2.55%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 2.63%(A)              2.75%                     2.73%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets               0.56%(A)              0.09%                   (0.65)%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)                        0.48%(A)            (0.11)%                   (0.85)%(A)
Portfolio Turnover Rate                    25.93%(A)             23.79%                    31.10%(A)
Average commission per share(E)          $0.0290               $0.0221

                       See notes to financial statements.

68                    THE ENTERPRISE GROUP OF FUNDS, INC.

INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                            (UNAUDITED)
INTERNATIONAL GROWTH PORTFOLIO            FOR THE PERIOD
(CLASS C)                             5/1/97 THROUGH 6/30/97
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period           $ 17.51
Net Investment Income (Loss)                     0.02
Net Realized and Unrealized Gain
 (Loss) on Investments                           1.77
                                              -------
Total from Investment Operations                 1.79
                                              -------
Dividends from Net Investment
 Income                                            --
Distributions from Capital Gains                   --
Other                                              --
                                              -------
Total Distributions                                --
                                              -------
Net Asset Value End of Period                 $ 19.30
                                              -------
Total Return(D)                                 10.22%(B)
Net Assets End of Period (in
 thousands)                                   $   114
Ratio of Expenses to Average Net
 Assets                                          2.55%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                      2.59%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets                    2.50%(A)
Ratio of Net Investment Income to
 (Loss) Average Net Assets
 (Excluding Waivers)                             2.46%(A)
Portfolio Turnover Rate                         25.93%(A)
Average commission per share(E)               $0.0290

                                       (UNAUDITED)         YEAR ENDED            FOR THE PERIOD
INTERNATIONAL GROWTH PORTFOLIO       SIX MONTHS ENDED   -----------------   -------------------------
(CLASS Y)                             JUNE 30, 1997     DECEMBER 31, 1996    7/5/95 THROUGH 12/31/95
-----------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $ 17.10             $ 16.07                 $ 14.93
Net Investment Income (Loss)                0.10                0.14                    0.02
Net Realized and Unrealized Gain
 (Loss) on Investments                      2.13                1.92                    2.02
                                         -------             -------                 -------
Total from Investment Operations            2.23                2.06                    2.04
                                         -------             -------                 -------
Dividends from Net Investment
 Income                                       --                0.16                    0.14
Distributions from Capital Gains              --                0.87                    0.76
Other                                         --                  --                      --
                                         -------             -------                 -------
Total Distributions                           --                1.03                    0.90
                                         -------             -------                 -------
Net Asset Value End of Period            $ 19.33             $ 17.10                 $ 16.07
                                         -------             -------                 -------
Total Return                               13.04%(B)          12.86%                   13.65%(B)
Net Assets End of Period (in
 thousands)                              $10,731             $ 8,828                 $ 3,109
Ratio of Expenses to Average Net
 Assets                                     1.55%(A)           1.55%                    1.55%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 1.63%(A)           1.75%                    1.75%(A)
Ratio of Net Investment Income to
 Average Net Assets                         1.39%(A)           1.03%                    0.26%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                   1.31%(A)           0.84%                    0.05%(A)
Portfolio Turnover Rate                    25.93%(A)          23.79%                   31.10%(A)
Average commission per share(E)          $0.0290             $0.0221

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     69

ENTERPRISE GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                       (UNAUDITED)                  FOR THE YEAR ENDED DECEMBER 31,
ENTERPRISE GOVERNMENT SECURITIES     SIX MONTHS ENDED     ----------------------------------------------------
PORTFOLIO (CLASS A)                   JUNE 30, 1997        1996       1995       1994       1993      1992(G)
--------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $ 11.80          $ 11.83    $ 10.62    $ 12.44    $ 12.47    $  12.40
Net Investment Income (Loss)                0.37             0.74       0.76       0.87       0.92        0.99
Net Realized and Unrealized Gain
 (Loss) on Investments                     (0.03)           (0.03)      1.21      (1.82)      0.21        0.19
                                         -------          -------    -------    -------    -------    --------
Total from Investment Operations            0.34             0.71       1.97      (0.95)      1.13        1.18
                                         -------          -------    -------    -------    -------    --------
Dividends from Net Investment
 Income                                     0.37             0.74       0.76       0.87       0.92        0.98
Distributions from Capital Gains              --               --         --         --         --          --
Other                                         --               --         --         --         --          --
                                         -------          -------    -------    -------    -------    --------
Total Distributions                         0.37             0.74       0.76       0.87       1.16        1.11
                                         -------          -------    -------    -------    -------    --------
Net Asset Value End of Period            $ 11.77          $ 11.80    $ 11.83    $ 10.62    $ 12.44    $  12.47
                                         -------          -------    -------    -------    -------    --------
Total Return(C)                             2.94%(B)         6.29%     19.00%   (7.81)%       9.26%       9.93%
Net Assets End of Period (in
 thousands)                              $68,275          $73,693    $86,224    $84,431    $106,541   $ 71,515
Ratio of Expenses to Average Net
 Assets                                     1.30%(A)         1.30%      1.30%      1.30%      1.30%       1.30%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 1.45%(A)         1.42%      1.44%      1.35%      1.44%       1.54%
Ratio of Net Investment Income to
 Average Net Assets                         6.31%(A)         6.35%      6.66%      7.60%      7.20%       7.90%
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                   6.16%(A)         6.23%      6.52%      7.59%      7.03%       7.72%
Portfolio Turnover Rate                     8.32%(A)         0.17%        --%     27.20%     90.10%     108.40%

                                       (UNAUDITED)           YEAR ENDED              FOR THE PERIOD
ENTERPRISE GOVERNMENT SECURITIES     SIX MONTHS ENDED     -----------------     -------------------------
PORTFOLIO (CLASS B)                   JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period       $11.79               $11.83                    $ 11.12
Net Investment Income (Loss)                0.34                 0.68                       0.44
Net Realized and Unrealized Gain
 (Loss) on Investments                     (0.03)               (0.04)                      0.71
                                          ------               ------                    -------
Total from Investment Operations            0.31                 0.64                       1.15
                                          ------               ------                    -------
Dividends from Net Investment
 Income                                     0.34                 0.68                       0.44
Distributions from Capital Gains              --                   --                         --
Other                                         --                   --                         --
                                          ------               ------                    -------
Total Distributions                         0.34                 0.68                       0.44
                                          ------               ------                    -------
Net Asset Value End of Period             $11.76               $11.79                    $ 11.83
                                          ------               ------                    -------
Total Return(D)                             2.66%(B)             5.61%                     10.47%(B)
Net Assets End of Period (in
 thousands)                               $8,247               $5,683                    $ 2,124
Ratio of Expenses to Average Net
 Assets                                     1.85%(A)             1.85%                      1.85%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                 2.00%(A)             1.96%                      1.91%(A)
Ratio of Net Investment Income to
 Average Net Assets                         5.76%(A)              5.7%                      5.64%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                   5.61%(A)             5.68%                      5.58%(A)
Portfolio Turnover Rate                     8.32%(A)             0.17%                        --%(A)

                       See notes to financial statements.

70                    THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                          (UNAUDITED)
ENTERPRISE GOVERNMENT SECURITIES         FOR THE PERIOD
PORTFOLIO (CLASS C)                  5/1/97 THROUGH 6/30/97
-----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period          $11.63
Net Investment Income (Loss)                   0.13
Net Realized and Unrealized Gain
 (Loss) on Investments                         0.14
                                             ------
Total from Investment Operations               0.27
                                             ------
Dividends from Net Investment
 Income                                        0.13
Distributions from Capital Gains                 --
Other                                            --
                                             ------
Total Distributions                            0.13
                                             ------
Net Asset Value End of Period                $11.77
                                             ------
Total Return(D)                                2.36%(B)
Net Assets End of Period (in
 thousands)                                  $   20
Ratio of Expenses to Average Net
 Assets                                        1.85%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                    1.94%(A)
Ratio of Net Investment Income to
 Average Net Assets                            4.46%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                      4.37%(A)
Portfolio Turnover Rate                        8.32%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     71

ENTERPRISE HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                         (UNAUDITED)                    FOR THE YEAR ENDED DECEMBER 31,
ENTERPRISE HIGH-YIELD BOND             SIX MONTHS ENDED     -------------------------------------------------------
PORTFOLIO (CLASS A)                     JUNE 30, 1997         1996       1995        1994        1993        1992
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period        $  11.84         $  11.39    $ 10.72    $  11.70    $  10.83    $  10.19
Net Investment Income (Loss)                   0.50             0.94       0.99        0.97        0.95        1.01
Net Realized and Unrealized Gain
 (Loss) on Investments                         0.16             0.45       0.67       (0.97)       0.89        0.64
                                           --------         --------    -------    --------    --------    --------
Total from Investment Operations               0.66             1.39       1.66          --        1.84        1.65
                                           --------         --------    -------    --------    --------    --------
Dividends from Net Investment
 Income                                        0.50             0.94       0.99        0.98        0.97        1.01
Distributions from Capital Gains                 --               --         --          --          --          --
Other                                            --               --         --          --          --          --
                                           --------         --------    -------    --------    --------    --------
Total Distributions                            0.50             0.94       0.99        0.98        0.97        1.01
                                           --------         --------    -------    --------    --------    --------
Net Asset Value End of Period              $  12.00         $  11.84    $ 11.39    $  10.72    $  11.70    $  10.83
                                           --------         --------    -------    --------    --------    --------
Total Return(C)                                5.73%(B)        12.78%     16.00%       0.05%      17.58%      16.69%
Net Assets End of Period (in
 thousands)                                $ 58,194         $ 54,129    $52,182    $ 44,822    $ 44,361    $ 30,851
Ratio of Expenses to Average Net
 Assets                                        1.30%(A)         1.30%      1.30%       1.30%       1.30%(E)     1.30%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                    1.47%(A)         1.50%      1.52%       1.45%       1.59%       1.64%
Ratio of Net Investment Income to
 Average Net Assets                            8.49%(A)         8.21%      8.80%       8.60%       8.20%       9.40%
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                      8.32%(A)         8.01%      8.58%       8.52%       7.95%       8.95%
Portfolio Turnover Rate                      189.30%(A)       180.13%     88.50%     113.00%     121.20%     121.70%

                                                             YEAR ENDED
                                       (UNAUDITED)        -----------------          FOR THE PERIOD
ENTERPRISE HIGH-YIELD BOND           SIX MONTHS ENDED         UNAUDITED         -------------------------
PORTFOLIO (CLASS B)                   JUNE 30, 1997       DECEMBER 31, 1996      5/1/95 THROUGH 12/31/95
---------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period      $  11.84             $  11.39                   $ 11.11
Net Investment Income (Loss)                 0.47                 0.88                      0.61
Net Realized and Unrealized Gain
 (Loss) on Investments                       0.16                 0.45                      0.28
                                         --------             --------                   -------
Total from Investment Operations             0.63                 1.33                      0.89
                                         --------             --------                   -------
Dividends from Net Investment
 Income                                      0.47                 0.88                      0.61
Distributions from Capital Gains               --                   --                        --
Other                                          --                   --                        --
                                         --------             --------                   -------
Total Distributions                          0.47                 0.88                      0.61
                                         --------             --------
Net Asset Value End of Period            $  12.00             $  11.84                   $ 11.39
                                         --------             --------                   -------
Total Return(D)                              5.44%(B)            12.16%                     8.12%(B)
Net Assets End of Period (in
 thousands)                              $ 12,224             $  7,892                   $ 2,951
Ratio of Expenses to Average Net
 Assets                                      1.85%(A)             1.85%                     1.85%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                  2.02%(A)             2.05%                     2.09%(A)
Ratio of Net Investment Income to
 Average Net Assets                          7.88%(A)             7.74%                     7.84%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                    7.72%(A)             7.55%                     7.68%(A)
Portfolio Turnover Rate                    189.30%(A)           180.13%                    88.50%(A)

                       See notes to financial statements.

72                    THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                          (UNAUDITED)
ENTERPRISE HIGH-YIELD BOND               FOR THE PERIOD
PORTFOLIO (CLASS C)                  5/1/97 THROUGH 6/30/97
-----------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period         $  11.71
Net Investment Income (Loss)                    0.16
Net Realized and Unrealized Gain
 (Loss) on Investments                          0.29
                                            --------
Total from Investment Operations                0.45
                                            --------
Dividends from Net Investment
 Income                                         0.16
Distributions from Capital Gains                  --
Other                                             --
                                            --------
Total Distributions                             0.16
                                            --------
Net Asset Value End of Period               $  12.00
                                            --------
Total Return(D)                                 3.88%(B)
Net Assets End of Period (in
 thousands)                                 $    176
Ratio of Expenses to Average Net
 Assets                                         1.85%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)                     2.02%(A)
Ratio of Net Investment Income to
 Average Net Assets                             7.88%(A)
Ratio of Net Investment Income to
 Average Net Assets (Excluding
 Waivers)                                       7.72%(A)
Portfolio Turnover Rate                       189.30%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     73

ENTERPRISE TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                (UNAUDITED)            FOR THE YEAR ENDED DECEMBER 31,
                                                              SIX MONTHS ENDED   --------------------------------------------
ENTERPRISE TAX-EXEMPT INCOME PORTFOLIO (CLASS A)               JUNE 30, 1997      1996     1995      1994     1993     1992
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $ 13.83        $ 13.99  $ 12.80  $  14.31  $ 13.60  $ 13.34
Net Investment Income (Loss)                                         0.31           0.64     0.65      0.67     0.70     0.76
Net Realized and Unrealized Gain (Loss) on Investments               0.02         (0.16)     1.21    (1.48)     0.73     0.26
                                                                  -------        -------  -------  --------  -------  -------
Total from Investment Operations                                     0.33           0.48     1.86    (0.81)     1.43     1.02
                                                                  -------        -------  -------  --------  -------  -------
Dividends from Net Investment Income                                 0.31           0.64     0.65      0.68     0.70     0.76
Distributions from Capital Gains                                       --             --     0.02      0.02     0.02       --
Other                                                                  --             --       --        --       --       --
                                                                  -------        -------  -------  --------  -------  -------
Total Distributions                                                  0.31           0.64     0.67      0.70     0.72     0.76
                                                                  -------        -------  -------  --------  -------  -------
Net Asset Value End of Period                                     $ 13.85        $ 13.83  $ 13.99  $  12.80  $ 14.31  $ 13.60
                                                                  -------        -------  -------  --------  -------  -------
Total Return(C)                                                      2.42%(B)       3.54%   14.85%   (5.69)%   10.76%    7.88%
Net Assets End of Period (in thousands)                           $26,291        $28,478  $33,626  $ 34,297  $41,702  $29,728
Ratio of Expenses to Average Net Assets                              1.25%(A)       1.25%    1.25%     1.25%    1.25%    1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers)          1.54%(A)       1.41%    1.42%     1.28%    1.39%    1.41%
Ratio of Net Investment Income to Average Net Assets                 4.50%(A)       4.64%    4.82%     5.00%    4.90%    5.60%
Ratio of Net Investment Income to Average Net Assets
 (Excluding Waivers)                                                 4.21%(A)       4.48%    4.65%     4.97%    4.79%    5.49%
Portfolio Turnover Rate                                              1.81%(A)       0.91%    0.75%    25.70%    8.30%   16.30%

                                                                (UNAUDITED)         YEAR ENDED            FOR THE PERIOD
                                                              SIX MONTHS ENDED   -----------------   -------------------------
ENTERPRISE TAX-EXEMPT INCOME PORTFOLIO (CLASS B)               JUNE 30, 1997     DECEMBER 31, 1996    5/1/95 THROUGH 12/31/95
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                                $13.83             $13.99                  $13.44
Net Investment Income (Loss)                                         0.27               0.56                    0.38
Net Realized and Unrealized Gain (Loss) on Investments               0.02              (0.16)                   0.57
                                                                   ------             ------                  ------
Total from Investment Operations                                     0.29               0.40                    0.95
                                                                   ------             ------                  ------
Dividends from Net Investment Income                                 0.27               0.56                    0.38
Distributions from Capital Gains                                       --                 --                    0.02
Other                                                                  --                 --                      --
                                                                   ------             ------                  ------
Total Distributions                                                  0.27               0.56                    0.40
                                                                   ------             ------                  ------
Net Asset Value End of Period                                      $13.85             $13.83                  $13.99
                                                                   ------             ------                  ------
Total Return(D)                                                      2.14%(B)           2.96%                   7.18%(B)
Net Assets End of Period (in thousands)                            $2,085             $2,037                  $  912
Ratio of Expenses to Average Net Assets                              1.80%(A)           1.80%                   1.80%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)          2.08%(A)           1.96%                   1.98%(A)
Ratio of Net Investment Income to Average Net Assets                 3.95%(A)           4.07%                   4.08%(A)
Ratio of Net Investment Income to Average Net Assets
 (Excluding Waivers)                                                 3.67%(A)           3.92%                   3.94%(A)
Portfolio Turnover Rate                                              1.81%(A)           0.91%                   0.75%(A)

                       See notes to financial statements.

74                    THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         (UNAUDITED)
                                                        FOR THE PERIOD
ENTERPRISE TAX-EXEMPT INCOME PORTFOLIO (CLASS C)    5/1/97 THROUGH 6/30/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $13.68
Net Investment Income (Loss)                                  0.10
Net Realized and Unrealized Gain (Loss) on
 Investments                                                  0.17
                                                            ------
Total from Investment Operations                              0.27
                                                            ------
Dividends from Net Investment Income                          0.10
Distributions from Capital Gains                                --
Other                                                           --
                                                            ------
Total Distributions                                           0.10
                                                            ------
Net Asset Value End of Period                               $13.85
                                                            ------
Total Return(D)                                               2.02%(B)
Net Assets End of Period (in thousands)                     $    2
Ratio of Expenses to Average Net Assets                       1.80%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.95%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   3.86%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)                               3.71%(A)
Portfolio Turnover Rate                                       1.81%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     75

ENTERPRISE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED
                                                                (UNAUDITED)        DECEMBER 31,          FOR THE PERIOD
                                                              SIX MONTHS ENDED   -----------------  ------------------------
ENTERPRISE MANAGED PORTFOLIO (CLASS A)                         JUNE 30, 1997       1996     1995    10/1/94 THROUGH 12/31/94
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $   7.97       $   6.70  $  4.91          $  5.00
Net Investment Income (Loss)                                          0.02           0.06     0.04             0.01
Net Realized and Unrealized Gain (Loss) on Investments                1.03           1.41     1.81            (0.09)
                                                                   -------       --------  -------          -------
Total from Investment Operations                                      1.05           1.47     1.85            (0.08)
                                                                   -------       --------  -------          -------
Dividends from Net Investment Income                                    --           0.06     0.03             0.01
Distributions from Capital Gains                                        --           0.14     0.03               --
Other                                                                   --             --       --               --
                                                                   -------       --------  -------          -------
Total Distributions                                                     --           0.20     0.06             0.01
                                                                   -------       --------  -------          -------
Net Asset Value End of Period                                     $   9.02       $   7.97  $  6.70          $  4.91
                                                                   -------       --------  -------          -------
Total Return(C)                                                      13.17%(B)      22.08%   37.68%          (1.58)%(B)
Net Assets End of Period (in thousands)                           $135,248       $101,022  $47,839          $ 7,872
Ratio of Expenses to Average Net Assets                               1.49%(A)       1.57%    1.75%            1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.49%(A)       1.57%    1.90%            3.71%(A)
Ratio of Net Investment Income to Average Net Assets                  0.53%(A)       1.12%    1.09%            1.30%(A)
Ratio of Net Investment to Average Net Assets (Excluding
 Waivers)                                                             0.53%(A)       1.12%    0.94%          (0.32)%(A)
Portfolio Turnover Rate                                              21.13%(A)      33.21%   26.40%           27.10%(A)
Average commission per share(E)                                   $ 0.0575       $ 0.0551

                                                                (UNAUDITED)         YEAR ENDED           FOR THE PERIOD
                                                              SIX MONTHS ENDED   -----------------   -----------------------
ENTERPRISE MANAGED PORTFOLIO (CLASS B)                         JUNE 30, 1997     DECEMBER 31, 1996   5/1/95 THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $  7.93             $  6.68                $  5.68
Net Investment Income (Loss)                                        (0.01)               0.02                   0.01
Net Realized and Unrealized Gain (Loss) on Investments               1.03                1.41                   1.05
                                                                  -------             -------                -------
Total from Investment Operations                                     1.02                1.43                   1.06
                                                                  -------             -------                -------
Dividends from Net Investment Income                                   --                0.04                   0.03
Distributions from Capital Gains                                       --                0.14                   0.03
Other                                                                  --                  --                     --
                                                                  -------             -------                -------
Total Distributions                                                    --                0.18                   0.06
                                                                  -------             -------                -------
Net Asset Value End of Period                                     $  8.95             $  7.93                $  6.68
                                                                  -------             -------                -------
Total Return(D)                                                     12.86%(B)           21.50%                 18.38%(B)
Net Assets End of Period (in thousands)                           $85,683             $57,037                $16,792
Ratio of Expenses to Average Net Assets                              2.04%(A)            2.13%                  2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)          2.04%(A)            2.13%                  2.45%(A)
Ratio of Net Investment Income to Average Net Assets (1)           (0.02)%(A)            0.52%                  0.31%(A)
Ratio of Net Investment Income to Average Net Assets
 (Excluding Waivers)                                               (0.02)%(A)            0.52%                  0.14%(A)
Portfolio Turnover Rate                                             21.13%(A)           33.21%                 26.40%(A)
Average commission per share(E)                                   $0.0575             $0.0551

                       See notes to financial statements.

76                    THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MANAGED PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          (UNAUDITED)
                                                        FOR THE PERIOD
ENTERPRISE MANAGED PORTFOLIO (CLASS C)              5/1/97 THROUGH 6/30/97
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                        $   8.24
Net Investment Income (Loss)                                     --
Net Realized and Unrealized Gain (Loss) on
 Investments                                                   0.78
                                                           --------
Total from Investment Operations                               0.78
                                                           --------
Dividends from Net Investment Income                             --
Distributions from Capital Gains                                 --
Other                                                            --
                                                           --------
Total Distributions                                              --
                                                           --------
Net Asset Value End of Period                              $   9.02
                                                           --------
                                                           --------
Total Return(D)                                                9.47%(B)
Net Assets End of Period (in thousands)                    $    486
Ratio of Expenses to Average Net Assets                        2.04%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                      2.04%(A)
Ratio of Net Ivnestment Income (Loss) to Average
 Net Assets                                                  (0.67)%(A)
Ratio of Net Investment Income (Loss) to Avrage
 Net Assets (Excluding Waivers)                              (0.67)%(A)
Portfolio Turnover Rate                                       21.13%(A)
Average commission per share(E)                            $ 0.0575

                                                                (UNAUDITED)         YEAR ENDED           FOR THE PERIOD
                                                              SIX MONTHS ENDED   -----------------   -----------------------
ENTERPRISE MANAGED PORTFOLIO (CLASS Y)                         JUNE 30, 1997     DECEMBER 31, 1996   7/5/95 THROUGH 12/31/95
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $  7.60             $  6.70                $  6.17
Net Investment Income (Loss)                                         0.06                0.09                   0.03
Net Realized and Unrealized Gain (Loss) on Investments               1.02                1.42                   0.57
                                                                  -------             -------                -------
Total from Investment Operations                                     1.07                1.51                   0.60
                                                                  -------             -------                -------
Dividends from Net Investment Income                                   --                0.09                   0.04
Distributions from Capital Gains                                       --                0.14                   0.03
Other                                                                  --                  --                     --
                                                                  -------             -------                -------
Total Distributions                                                    --                0.23                   0.07
                                                                  -------             -------                -------
Net Asset Value End of Period                                     $  9.05             $  7.98                $  6.70
                                                                  -------             -------                -------
Total Return                                                        13.41%(B)           22.63%                  9.80%(B)
Net Assets End of Period (in thousands)                           $71,567             $57,794                $26,664
Ratio of Expenses to Average Net Assets                              1.04%(A)            1.12%                  1.30%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)          1.04%(A)            1.12%                  1.41%(A)
Ratio of Net Investment Income to Average Net Assets                 0.97%(A)            1.57%                  1.39%(A)
Ratio of Net Investment Income to Average Net Assets
 (Excluding Waivers)                                                 0.97%(A)            1.57%                  1.28%(A)
Portfolio Turnover Rate                                             21.13%(A)           33.21%                 26.40%(A)
Average commission per share(E)                                   $0.0575             $0.0551

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     77

ENTERPRISE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                (UNAUDITED)            FOR THE YEAR ENDED DECEMBER 31,
                                                              SIX MONTHS ENDED   -------------------------------------------
ENTERPRISE MONEY MARKET PORTFOLIO (CLASS A)                    JUNE 30, 1997      1996     1995     1994     1993    1992(G)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                               $  1.00        $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
Net Investment Income (Loss)                                         0.02           0.04     0.05     0.03     0.02     0.03
Net Realized and Unrealized Gain (Loss) on Investments                 --             --       --       --       --       --
                                                                  -------        -------  -------  -------  -------  -------
Total from Investment Operations                                     0.02           0.04     0.05     0.03     0.02     0.03
                                                                  -------        -------  -------  -------  -------  -------
Dividends from Net Investment Income                                 0.02           0.04     0.05     0.03     0.02     0.03
Distributions from Capital Gains                                       --             --       --       --       --       --
Other                                                                  --             --       --       --       --       --
                                                                  -------        -------  -------  -------  -------  -------
Total Distributions                                                  0.02           0.04     0.05     0.03     0.02     0.03
                                                                  -------        -------  -------  -------  -------  -------
Net Asset Value End of Period                                     $  1.00        $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                                                                  -------        -------  -------  -------  -------  -------
Total Return                                                         2.26%(B)       4.51%    5.05%    3.34%    2.24%    2.92%
Net Assets End of Period (in thousands)                           $61,150        $59,074  $40,325  $32,334  $18,302  $18,932
Ratio of Expenses to Average Net Assets                              1.00%(A)       1.00%    1.00%    1.00%    1.00%    1.00%
Ratio of Expenses to Average Net Assets (Excluding Waivers)          1.23%(A)       1.18%    1.35%    1.33%    1.72%    1.56%
Ratio of Net Investment Income to Average Net Assets                 4.48%(A)       4.42%    4.92%    3.30%    2.20%    2.80%
Ratio of Net Investment to Average Net Assets (Excluding
 Waivers)                                                            4.26%(A)       4.24%    4.57%    3.08%    1.47%    1.81%

                                                                (UNAUDITED)         YEAR ENDED            FOR THE PERIOD
                                                              SIX MONTHS ENDED   -----------------   -------------------------
ENTERPRISE MONEY MARKET PORTFOLIO (CLASS B)                    JUNE 30, 1997     DECEMBER 31, 1996    5/1/95 THROUGH 12/31/95
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                                $ 1.00             $ 1.00                  $ 1.00
Net Investment Income (Loss)                                         0.02               0.04                    0.03
Net Realized and Unrealized Gain (Loss) on Investments                 --                 --                      --
                                                                   ------             ------                  ------
Total from Investment Operations                                     0.02               0.04                    0.03
                                                                   ------             ------                  ------
Dividends from Net Investment Income                                 0.02               0.04                    0.03
Distributions from Capital Gains                                       --                 --                      --
Other                                                                  --                 --                      --
                                                                   ------             ------                  ------
Total Distributions                                                  0.02               0.04                    0.03
                                                                   ------             ------                  ------
Net Asset Value End of Period                                      $ 1.00             $ 1.00                  $ 1.00
                                                                   ------             ------                  ------
Total Return(D)                                                      1.98%(B)           3.94%                   2.95%(B)
Net Assets End of Period (in thousands)                            $6,229             $1,344                  $  394
Ratio of Expenses to Average Net Assets                              1.55%(A)           1.55%                   1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding Waivers)          1.76%(A)           1.73%                   1.88%(A)
Ratio of Net Investment Income to Average Net Assets                 3.99%(A)           3.85%                   4.23%(A)
Ratio of Net Investment Income to Average Net Assets
 (Excluding Waivers)                                                 3.78%(A)           3.68%                   3.90%(A)

                       See notes to financial statements.

78                    THE ENTERPRISE GROUP OF FUNDS, INC.

ENTERPRISE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                         (UNAUDITED)
                                                        FOR THE PERIOD
ENTERPRISE MONEY MARKET PORTFOLIO (CLASS C)         5/1/97 THROUGH 6/30/97
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period                         $ 1.00
Net Investment Income (Loss)                                  0.01
Net Realized and Unrealized Gain (Loss) on
 Investments                                                    --
                                                            ------
Total from Investment Operations                              0.01
                                                            ------
Dividends from Net Investment Income                          0.01
Distributions from Capital Gains                                --
Other                                                           --
                                                            ------
Total Distributions                                           0.01
                                                            ------
Net Asset Value End of Period                               $ 1.00
                                                            ------
                                                            ------
Total Return(D)                                               0.75%(B)
Net Assets End of Period (in thousands)                     $  170
Ratio of Expenses to Average Net Assets                       1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)                                                     1.73%(A)
Ratio of Net Investment Income to Average Net
 Assets                                                       4.08%(A)
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                   3.90%(A)

                       See notes to financial statements.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND

The Enterprise Group of Funds, Inc. (the "Fund") is registered under The Investment Company Act of 1940 as an open-end management investment company and consists of the Growth, Equity, Equity Income, Capital Appreciation, Small Company Value (formerly Small Company), International Growth, Government Securities, High-Yield Bond, Tax-Exempt Income, Managed and Money Market Portfolios. Prior to May 1, 1995, the Fund only issued one class of shares which were redesignated Class A shares. On that date, the Fund began issuing Class B and Y shares. Shares of each Class represent an identical interest in the investments of their respective portfolios and generally have the same rights, but are offered with different sales charge and distribution fee arrangements. Upon redemption, Class B shares are subject to a maximum contingent sales charge of 5%, which declines to zero after six years and which is based on the lesser of net asset value at the time of purchase or redemption. Class B shares will automatically convert to Class A shares of the same fund eight years after purchase. On May 1, 1997 the Fund began offering Class C shares which are subject to a maximum contingent sales charge of 1%, which declines to zero after one year and which is based on the lesser of net asset value at the time of purchase or redemption. Class Y shares are not subject to sales charges.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION -- Domestic equity securities are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Domestic equity securities without last trade information are valued at the last bid price. Equity securities for which market quotations are not readily available and other securities are valued at fair value as determined in good faith by the Board of Directors. Debt securities and foreign securities are valued on the basis of independent pricing services approved by the Board of Directors, and such pricing services generally follow the same procedures in valuing foreign equity securities as are described above as to domestic equity securities. Securities held by the Money Market Portfolio are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity, without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1%.

SPECIAL VALUATION RISKS -- As part of its investment program, the Government Securities Portfolio invests in collateralized mortgage obligations ("CMOs"). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Portfolio invests, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regard to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

80                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- Each portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Portfolio's holding period. Under each repurchase agreement, the Portfolio receives, as collateral, securities whose market value is at least equal to the repurchase price.

FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract a Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded.

FOREIGN CURRENCY TRANSLATION -- Securities, other assets and liabilities of the International Growth Portfolio, whose values are initially expressed in foreign currencies, are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains and losses are realized upon ultimate receipt or disbursement. The fund does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income received and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Premiums and discounts on securities are amortized for both financial and tax purposes.

EXPENSES -- Each portfolio and class bears expenses incurred specifically on its behalf as well as a portion of the common expenses of the Fund. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

FEDERAL INCOME TAXES -- No provision for federal income or excise taxes is required because the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to shareholders.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS -- Preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     81

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

The Portfolios are charged management fees by Enterprise Capital Management, Inc. ("Enterprise Capital") for furnishing management and administrative services. Enterprise Capital has also agreed to reimburse the Portfolios for expenses incurred in excess of a percentage of average net assets. Enterprise Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Enterprise Capital, serves as principal underwriter for shares of the Fund. The Directors of the Fund have adopted a Distributor's Agreement and Plan of Distribution (the "Plan") pursuant to rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Portfolio will pay the Distributor a distribution fee, accrued daily and payable monthly. The management fee, distribution fee, and maximum expense amounts are equal to the following annual percentage of average net assets for each class of shares:

                                                                                                              MAXIMUM
                                               MANAGEMENT FEE              DISTRIBUTION FEE               EXPENSE AMOUNTS
                                          -------------------------   ---------------------------  -----------------------------
PORTFOLIO                                  A      B      C      Y      A       B       C      Y      A       B       C       Y
----------------------------------------  ----   ----   ----   ----   ----   -----   -----   ----  -----   -----   -----   -----
Growth                                    .75%   .75%   .75%   .75%   .45%   1.00%   1.00%   none  1.60%   2.15%   2.15%   1.15%
Equity                                    .75%   .75%   .75%   .75%   .45%   1.00%   1.00%   none  1.60%   2.15%   2.15%   1.15%
Equity Income                             .75%   .75%   .75%   .75%   .45%   1.00%   1.00%   none  1.50%   2.05%   2.05%   1.05%
Capital Appreciation                      .75%   .75%   .75%   .75%   .45%   1.00%   1.00%   none  1.75%   2.30%   2.30%   1.30%
Small Company Value                       .75%   .75%   .75%   .75%   .45%   1.00%   1.00%   none  1.75%   2.30%   2.30%   1.30%
International Growth                      .85%   .85%   .85%   .85%   .45%   1.00%   1.00%   none  2.00%   2.55%   2.55%   1.55%
Government Securities                     .60%   .60%   .60%   .60%   .45%   1.00%   1.00%   none  1.30%   1.85%   1.85%    .85%
High-Yield Bond                           .60%   .60%   .60%   .60%   .45%   1.00%   1.00%   none  1.30%   1.85%   1.85%    .85%
Tax-Exempt Income                         .50%   .50%   .50%   .50%   .45%   1.00%   1.00%   none  1.25%   1.80%   1.80%    .80%
Managed                                   .75%   .75%   .75%   .75%   .45%   1.00%   1.00%   none  1.75%   2.30%   2.30%   1.30%
Money Market                              .35%   .35%   .35%   .35%   .30%    .85%    .85%   none  1.00%   1.55%   1.55%    .70%

Enterprise Capital is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York, Inc. ("MONY"). MONY and its subsidiaries had the following investments in the portfolios as of June 30, 1997:

PORTFOLIO                                                                                       A           B           C
------------------------------------------------------------------------------------------  ----------  ----------  ----------
Growth                                                                                              --          --      $1,132
Equity                                                                                      $1,103,788      $1,104       1,106
Equity Income                                                                                  830,930          --       1,100
Capital Appreciation                                                                                --          --       1,121
Small Company Value                                                                            276,193          --       1,170
International Growth                                                                         2,570,821          --       1,110
Government Securities                                                                          832,524          --       1,024
High-Yield Bond                                                                                     --          --       1,041
Tax-Exempt Income                                                                                   --          --       1,021
Managed                                                                                      2,398,588          --       1,095
Money Market                                                                                        --          --       1,008

Enterprise Capital has subadvisory agreements with various investment advisors as Portfolio Managers for the Portfolios of the Fund. The management fee, as a percentage of average net assets of a Portfolio, is paid to Enterprise Capital which pays a portion of the fee to the Portfolio Manager. 1740 Advisers, Inc., a wholly-owned subsidiary of MONY, is the Portfolio Manager for the Equity Income Portfolio. For year-to-date June 30, 1997, Enterprise Capital incurred subadvisory fees payable to 1740 Advisers, Inc. related to the Equity Income Portfolio of $129,079.

82                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

The portion of sales charges paid to MONY Securities Corporation, a wholly-owned subsidiary of MONY, from the proceeds of the sale of fund shares was $2,654,249 for year-to-date June 30, 1997. The portion of sales charges paid to the Distributor was $520,178 for the year-to-date June 30, 1997.

The Distributor uses its distribution fee from the Fund to pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to securities dealers that enter into a sales agreement with the Distributor. Through June 30, 1997, the Distributor has incurred $481,692 of service fees payable to MONY Securities Corporation.

4. FINANCIAL INSTRUMENTS

As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio will enter into forward contracts only for hedging purposes. The Portfolio may be required to set aside liquid assets in a segregated custodial account to cover its obligations. At June 30, 1997, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at June 30, 1997 are as follows:

                      CONTRACT TO             NET UNREALIZED
SETTLEMENT  --------------------------------  APPRECIATION/
   DATE         RECEIVE          DELIVER      (DEPRECIATION)
----------  ---------------  ---------------  --------------
 7/18/97    USD  2,249,912   AUD 2,900,000       $ 57,900
 7/18/97    USD   960,347    BEL 31,000,000        97,678
 7/18/97    CAD 1,150,000    USD   860,284        (26,484)
 7/18/97    USD   813,609    CHF  1,100,000        58,489
 7/18/97    CHF  4,000,000   USD  2,827,446       (81,555)
 7/18/97    USD  2,222,766   DEM 3,500,000        213,270
 7/18/97    DEM 3,100,000    USD  1,843,940       (64,100)
 7/18/97    USD   612,991    ESP 81,000,000        63,203
 7/18/97    ESP 81,000,000   USD   557,214         (7,427)
 7/18/97    USD  4,068,117   FRF 21,500,000       405,059
 7/18/97    FRF 21,500,000   USD  3,800,230      (137,171)
 7/18/97    USD   701,820    GBP    420,000         2,760
 7/18/97    GBP    700,000   USD  1,140,489        24,611
 7/18/97    GBP  1,460,000   JPY 276,491,880      (11,194)
 7/18/97    USD   452,261    HKD 3,500,000            592
 7/18/97    USD  2,529,699   JPY 292,000,000      (24,844)
 7/18/97    JPY 199,000,000  USD  1,640,193       100,746
 7/18/97    USD  2,563,080   NLG 4,500,000        267,532
 7/18/97    NLG 3,550,000    USD  1,884,180       (73,248)
 7/18/97    SEK  9,000,000   USD  1,219,727       (55,425)
                                              --------------
                                                 $810,392
                                              --------------
                                              --------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     83

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

Net unrealized appreciation on these contracts at June 30, 1997 is included in the accompanying financial statements as forward currency contracts (net) receivable.

As part of its investment program, the High-Yield Bond Portfolio enters into futures contracts to hedge against anticipated future price and interest rate changes. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Portfolio attempts to enter into a closing position, (3) the risk that the Portfolio will lose an amount in excess of the initial margin deposit; and (4) the fact that the success or failure of these transactions for the Portfolio depends on the ability of the Portfolio Manager to predict movements in stock, bond, and currency prices and interest rates. There were no open futures contracts at June 30, 1997 in the High-Yield Bond Portfolio.

For year-to-date June 30, 1997, purchases and sales proceeds of investments, other than short-term investments, were as follows:

                                                                                U.S. GOVERNMENT          OTHER INVESTMENT
                                                                                  OBLIGATIONS               SECURITIES
                                                                             ----------------------  -------------------------
PORTFOLIO                                                                    PURCHASES     SALES      PURCHASES       SALES
---------------------------------------------------------------------------  ----------  ----------  ------------  -----------
Growth                                                                               --          --  $148,277,681  $24,347,321
Equity                                                                               --          --     1,647,095       18,948
Equity Income                                                                        --          --    18,377,810   13,022,907
Capital Appreciation                                                                 --          --    34,605,852   54,833,923
Small Company Value                                                                  --          --     8,601,583    7,497,876
International Growth                                                                 --          --     9,547,903    5,897,474
Government Securities                                                        $3,075,657  $3,631,688            --           --
High-Yield Bond                                                                      --          --    64,739,058   58,272,582
Tax-Exempt Income                                                                    --          --       260,501    2,465,033
Managed                                                                              --          --    56,478,701   22,709,042

84                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

5. FUND SHARE TRANSACTIONS

At June 30, 1997, the Fund has 1,700,000,000 authorized shares at $.10 par value. The following tables summarize the fund share activity for the year ended December 31, 1996 and year-to-date June 30, 1997

                                                                    EQUITY        EQUITY INCOME       CAPITAL APPRECIATION
                                          GROWTH PORTFOLIO         PORTFOLIO        PORTFOLIO              PORTFOLIO
                                     ---------------------------   ---------   --------------------  ----------------------
                                       YEAR-TO-         YEAR       YEAR-TO-    YEAR-TO-     YEAR     YEAR-TO-      YEAR
                                         DATE          ENDED         DATE        DATE       ENDED      DATE        ENDED
                                       JUNE 30,       DEC. 31,     JUNE 30,    JUNE 30,   DEC. 31,   JUNE 30,    DEC. 31,
                                         1997           1996         1997        1997       1996       1997        1996
                                     ------------   ------------   ---------   ---------  ---------  ---------  -----------
CLASS A
Shares sold                             8,667,947      8,738,168     297,343     307,724    445,852    134,319      575,596
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                  --        764,679          --      21,255    255,843         --      312,878
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                        (4,647,818)    (6,216,899)        (67)   (261,322)  (451,181)  (503,160)  (1,243,989)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 4,020,129      3,285,948     297,276      67,657    250,514   (368,841)    (355,515)
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                             3,452,031      2,318,350      65,046     192,002    188,604     41,111       84,267
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                  --        139,776          --       2,035     17,631         --       13,789
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                          (329,935)       (85,206)         --     (24,025)    (6,975)   (17,912)      (9,219)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 3,122,096      2,372,920      65,046     170,012    199,260     23,199       88,837
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares Sold                               337,853             --       5,613       3,797         --        664           --
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                  --             --          --          32         --         --           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                            (1,134)            --          --          --         --         --           --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                   336,719             --       5,613       3,829         --        664           --
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold                             2,025,235        467,776          --          --         --         --           --
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions                  --          9,455          --          --         --         --           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                          (218,565)      (298,930)         --          --         --         --           --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 1,806,670        178,301          --          --         --         --           --
---------------------------------------------------------------------------------------------------------------------------
Total Net Increase (Decrease)           9,285,614      5,837,169     367,935     241,498    449,774   (344,978)    (266,678)
---------------------------------------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     85

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

                                SMALL COMPANY VALUE    INTERNATIONAL GROWTH  GOVERNMENT SECURITIES      HIGH-YIELD BOND
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO               PORTFOLIO
                               ----------------------  --------------------  ----------------------  ----------------------
                               YEAR-TO-      YEAR      YEAR-TO-     YEAR     YEAR-TO-      YEAR      YEAR-TO-      YEAR
                                 DATE        ENDED       DATE       ENDED      DATE        ENDED       DATE        ENDED
                               JUNE 30,    DEC. 31,    JUNE 30,   DEC. 31,   JUNE 30,    DEC. 31,    JUNE 30,    DEC. 31,
                                 1997        1996        1997       1996       1997        1996        1997        1996
                               ---------  -----------  ---------  ---------  ---------  -----------  ---------  -----------
CLASS A
Shares sold                      890,063      747,903    253,870    547,159    345,548      693,755    716,195    1,061,881
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions         --      144,852         --    103,914    145,234      314,104    151,077      266,718
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                 (476,760)  (1,511,602)  (219,525)  (394,928)  (935,838)  (2,050,440)  (589,622)  (1,340,318)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)          413,303     (618,847)    34,345    256,145   (445,056)  (1,042,581)   277,650      (11,719)
---------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                      498,471      323,495    196,259    194,193    276,422      385,535    450,848      449,539
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions         --       21,578         --     12,561     13,117       15,300     23,694       23,405
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                  (47,380)     (46,439)   (26,766)   (23,124)   (70,403)     (98,589)  (122,581)     (65,696)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)          451,091      298,634    169,493    183,630    219,136      302,246    351,961      407,248
---------------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                       29,397           --      5,915         --      1,714           --     14,624           --
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions         --           --         --         --          1           --         16           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                       --           --         --         --         --           --        (16)          --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)           29,397           --      5,915         --      1,715           --     14,624           --
---------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares Sold                       16,084      150,961    126,794    399,982         --           --         --           --
---------------------------------------------------------------------------------------------------------------------------
Reinvestment of Distributions         --          293         --     29,486         --           --         --           --
---------------------------------------------------------------------------------------------------------------------------
Shares Redeemed                 (340,547)    (339,207)   (88,027)  (106,743)        --           --         --           --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)         (324,463)    (187,953)    38,767    322,725         --           --         --           --
---------------------------------------------------------------------------------------------------------------------------
Total Net Increase (Decrease)    569,328     (508,166)   248,520    762,500   (224,205)    (740,335)   644,235      395,529
---------------------------------------------------------------------------------------------------------------------------

86                    THE ENTERPRISE GROUP OF FUNDS, INC.

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

                                TAX-EXEMPT INCOME                                     MONEY MARKET
                                    PORTFOLIO           MANAGED PORTFOLIO               PORTFOLIO
                               --------------------  ------------------------  ---------------------------
                               YEAR-TO-     YEAR      YEAR-TO-       YEAR        YEAR-TO-        YEAR
                                 DATE       ENDED       DATE         ENDED         DATE          ENDED
                               JUNE 30,   DEC. 31,    JUNE 30,     DEC. 31,      JUNE 30,      DEC. 31,
                                 1997       1996        1997         1996          1997          1996
                               ---------  ---------  -----------  -----------  ------------  -------------
CLASS A
Shares sold                      116,129    182,258    3,510,934    6,602,960    99,343,086    155,780,333
----------------------------------------------------------------------------------------------------------
Reinvestment of Distributions     33,874     78,413           --      312,623     1,382,462      1,843,341
----------------------------------------------------------------------------------------------------------
Shares Redeemed                 (310,467)  (604,753)  (1,191,124)  (1,385,991)  (98,648,580)  (138,874,791)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease)         (160,464)  (344,082)   2,319,810    5,529,592     2,076,968     18,748,883
----------------------------------------------------------------------------------------------------------
CLASS B
Shares sold                       33,846    107,623    2,769,304    4,899,330     7,316,915      4,456,552
----------------------------------------------------------------------------------------------------------
Reinvestment of Distributions      2,306      4,171           --      154,174        55,033         35,289
----------------------------------------------------------------------------------------------------------
Shares Redeemed                  (32,845)   (29,665)    (387,919)    (374,396)   (2,486,778)    (3,542,604)
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease)            3,307     82,129    2,381,385    4,679,108     4,885,170        949,237
----------------------------------------------------------------------------------------------------------
CLASS C
Shares sold                          145         --       53,916           --       181,123             --
----------------------------------------------------------------------------------------------------------
Reinvestment of Distributions          1         --           --           --           771             --
----------------------------------------------------------------------------------------------------------
Shares Redeemed                       --         --           --           --       (12,300)            --
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease)              146         --       53,916           --       169,594             --
----------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold                           --         --    2,205,823    4,254,875            --             --
----------------------------------------------------------------------------------------------------------
Reinvestment of Distributions         --         --           --      208,342            --             --
----------------------------------------------------------------------------------------------------------
Shares Redeemed                       --         --   (1,542,139)  (1,204,112)           --             --
----------------------------------------------------------------------------------------------------------
Net Increase (Decrease)               --         --      663,684    3,259,105            --             --
----------------------------------------------------------------------------------------------------------
Total Net Increase (Decrease)   (157,011)  (261,953)   5,418,795   13,467,805     7,131,732     19,698,120
----------------------------------------------------------------------------------------------------------

                      THE ENTERPRISE GROUP OF FUNDS, INC.                     87

--------------------------------------------------------------------------------
June 30, 1997
--------------------------------------------------------------------------------

6. TAX BASIS UNREALIZED GAIN (LOSS) OF INVESTMENTS AND DISTRIBUTIONS

At June 30, 1997, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                                                                     NET
                                                                            TAX        UNREALIZED   UNREALIZED    UNREALIZED
PORTFOLIO                                                                   COST          GAIN         LOSS      GAIN (LOSS)
----------------------------------------------------------------------  ------------  ------------  -----------  ------------
Growth                                                                  $288,352,257  $137,897,706           --  $137,897,706
-----------------------------------------------------------------------------------------------------------------------------
Equity                                                                     2,029,994       135,248  $    (9,586)      125,662
-----------------------------------------------------------------------------------------------------------------------------
Equity Income                                                             67,028,462    31,437,292      (20,753)   31,416,539
-----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                                                      78,375,695    40,710,420       (4,100)   40,706,320
-----------------------------------------------------------------------------------------------------------------------------
Small Company Value                                                       26,166,366     5,177,308     (271,093)    4,906,215
-----------------------------------------------------------------------------------------------------------------------------
International Growth                                                      49,416,752     9,879,716   (1,935,717)    7,943,999
-----------------------------------------------------------------------------------------------------------------------------
Government Securities                                                     78,019,386       223,341   (2,152,011)   (1,928,670)
-----------------------------------------------------------------------------------------------------------------------------
High-Yield Bond                                                           68,168,514     2,245,146     (230,361)    2,014,785
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income                                                         26,452,568     1,465,049      (57,041)    1,408,008
-----------------------------------------------------------------------------------------------------------------------------
Managed                                                                  231,753,810    61,572,153     (126,997)   61,445,156
-----------------------------------------------------------------------------------------------------------------------------

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, pay downs, market discounts, losses deferred due to wash sales, investments in passive foreign investment companies, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Tax-Exempt Income Portfolio has designated all income dividends paid as exempt interest dividends. Thus 100% of the net investment income distributions are exempt from federal income tax.

7. SUBSEQUENT EVENT

On July 17, 1997, the Fund acquired four existing portfolios from another mutual fund. Two of these portfolios were merged into the Government Securities and Money Market portfolios. The other two portfolios, Growth and Income and Small Company Growth, will continue as separate portfolios within the Fund. All existing shareholders as of July 16, 1997 received Class Y shares of the Fund.

88                    THE ENTERPRISE GROUP OF FUNDS, INC.

                        DIRECTORS AND OFFICERS


                           DIRECTORS

                         Victor Ugolyn
                     CHAIRMAN AND DIRECTOR


        Arthur T. Dietz                  Arthur Howell
           DIRECTOR                         DIRECTOR


   William A. Mitchell, Jr.               Lonnie H. Pope
           DIRECTOR                         DIRECTOR


      Samuel J. Foti                     Michael I. Roth
          DIRECTOR                          DIRECTOR


                           OFFICERS

                         Victor Ugolyn
             PRESIDENT AND CHIEF EXECUTIVE OFFICER

                       Phillip G. Goff
                        VICE PRESIDENT


    Herbert M. Williamson          Catherine R. McClellan
         TREASURER AND                   SECRETARY
    ASSISTANT SECRETARY

                             INVESTMENT ADVISER
                      Enterprise Capital Management, Inc.
                          Atlanta Financial Center
                           3343 Peachtree Road, N.E.
                                  Suite 450
                            Atlanta, GA 30326-1022

                                 DISTRIBUTOR
                       Enterprise Fund Distributors, Inc.
                          Atlanta Financial Center
                           3343 Peachtree Road, N.E.
                                  Suite 450
                            Atlanta, GA 30326-1022
                           Telephone: 1-800-432-4320

                                   CUSTODIAN
                       State Street Bank and Trust Company
                                   Boston, MA

                                 TRANSFER AGENT
                       National Financial Data Services, Inc.
                         1004 Baltimore Ave., 2nd Floor
                           Kansas City, MO 64105-2112
                            Telephone: 1-800-368-3527

                               INDEPENDENT ACCOUNTANTS
                               Coopers & Lybrand L.L.P.
                                    Atlanta, GA

                         MEMBER - INVESTMENT COMPANY INSTITUTE

                             [LOGO] ENTERPRISE
                                    GROUP OF FUNDS
                             INVEST WITH THE PROS THE PROFESSIONALS USE

                                      1-800-432-4320
                                www.enterprisegroup.com

                     THIS REPORT IS NOT TO BE USED IN CONNECTION WITH
                  THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR
                          PRECEDED BY AN EFFECTIVE PROSPECTUS.